As filed with the Securities and Exchange Commission on February 26, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
President
DoubleLine Funds Trust
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2013

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

DoubleLine Total Return Bond Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Principal Amount / Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 1.7%
3,750,000	ALM Loan Funding, Series 2012-6A-C	5.06%	# ^	06/14/2023	3,693,979
25,000,000	ALM Loan Funding, Series 2012-7A-A1	1.70%	# ^	10/19/2024	25,025,643
17,000,000	ALM Loan Funding, Series 2012-7A-A2	2.58%	# ^	10/19/2024	16,999,690
972,162	ARES Ltd., Series 2006-5RA-A2	0.56%	# ^	02/24/2018	963,173
17,389,296	ARES Ltd., Series 2006-6RA-A2	0.59%	#	03/12/2018	16,981,095
1,827,860	Atrium Corporation, Series 3A-A1	0.64%	# ^	10/27/2016	1,815,062
4,810,758	Avenue Ltd., Series 2004-1A-A1L	0.66%	# ^	02/15/2017	4,793,052
1,148,192,598	Belle Haven Ltd., Series 2006-1A-A1	0.60%	# ^	07/05/2046	104,485,526
900,380	Black Diamond Ltd., Series 2005-1A-A1	0.58%	# ^	06/20/2017	888,902
25,000,000	BlueMountain Ltd., Series 2012-2A-A1	1.73%	# ^	11/20/2024	24,997,500
19,000,000	BlueMountain Ltd., Series 2012-2A-B1	2.37%	# ^	11/20/2024	18,766,300
3,017,663	Canyon Capital Ltd., Series 2004-1A-A1A	0.72%	# ^	10/15/2016	2,993,009
9,500,000	Canyon Capital Ltd., Series 2012-1A-B1	2.25%	# ^	01/15/2024	9,040,200
3,935,464	Centurion Ltd., Series 2004-7A-A2	0.71%	# ^	01/30/2016	3,918,142
10,500,000	Crown Point Ltd., Series 2012-1A-A1LB	1.84%	# ^	11/21/2022	10,526,250
10,000,000	Dryden XXV Senior Loan Fund, Series 2012-25A-B1	2.56%	# ^	01/15/2025	9,950,000
1,496,527	Foxe Basin Ltd., Series 2003-1-AB	2.01%	# ^	12/15/2015	1,499,109
48,985,600	Galaxy Ltd., Series 2005-5A-A1	0.58%	# ^	10/20/2017	48,603,961
682,952	GSC Partners Fund Ltd., Series 2004-5A-A1	0.69%	# ^	11/20/2016	682,708
3,646,752	KKR Financial Corporation, Series 2006-1A-A1	0.59%	# ^	08/25/2018	3,602,974
20,757,889	KKR Financial Corporation, Series 2007-AA-A	1.09%	# ^	10/15/2017	20,594,116
7,000,000	Landmark III Ltd., Series 2003-3A-A2L	1.34%	# ^	01/15/2016	6,996,253
20,000,000	LCM LP, Series 12A-A	1.88%	# ^	10/19/2022	20,069,846
30,000,000	Northwoods Capital Corporation, Series 2012-9A-A	1.79%	# ^	01/18/2024	30,030,082
25,000,000	Oak Hill Credit Partners, Series 2012-7A-A	1.76%	# ^	11/20/2023	25,026,751
18,000,000	Oak Hill Credit Partners, Series 2012-7A-B1	2.59%	# ^	11/20/2023	17,941,983
35,000,000	OCP Ltd., Series 2012-2A-A2	1.79%	# ^	11/22/2023	35,129,183
3,750,000	OCP Ltd., Series 2012-2A-X2	1.79%	# ^	11/22/2023	3,768,268
25,000,000	Race Point Ltd., Series 2012-7A-A	1.73%	# ^	11/08/2024	25,024,987
24,000,000	Race Point Ltd., Series 2012-7A-B	2.56%	# ^	11/08/2024	23,999,804
2,831,293	Suffield Ltd., Series 4-A	2.55%	# ^	09/26/2014	2,808,766
2,000,000	Symphony Ltd., Series 2012-10A-X	1.32%	# ^	07/23/2023	1,999,771
50,000,000	WhiteHorse Ltd., Series 2012-1A-A1L	1.73%	# ^	02/03/2025	50,000,000
25,000,000	Wind River Ltd., Series 2012-1A-A	1.96%	# ^	01/15/2024	24,935,436
17,000,000	Wind River Ltd., Series 2012-1A-B1	2.66%	# ^	01/15/2024	16,778,564
13,750,000	Wind River Ltd., Series 2012-1A-C1	3.61%	# ^	01/15/2024	13,512,064
Total Collateralized Loan Obligations (Cost $665,404,217)					628,842,149

Non-Agency Commercial Mortgage Backed Obligations - 5.2%
5,303,000	Banc of America Commercial Mortgage, Inc., Series 2002-2-G	5.85%	^	07/11/2043	5,330,173
227,606,934	Banc of America Commercial Mortgage, Inc., Series 2006-1-XP	0.15%	# I/O	09/10/2045	56,219
19,741,000	Banc of America Commercial Mortgage, Inc., Series 2006-4-AM	5.68%		07/10/2046	22,412,826
100,848,230	Banc of America Commercial Mortgage, Inc., Series 2006-4-XP	0.41%	# I/O	07/10/2046	272,794
8,915,000	Banc of America Commercial Mortgage, Inc., Series 2007-1-AMFX	5.48%	#	01/15/2049	9,654,936
11,700,000	Banc of America Commercial Mortgage, Inc., Series 2007-2-AM	5.64%	#	04/10/2049	13,374,176
52,650,000	Banc of America Commercial Mortgage, Inc., Series 2007-5-AM	5.77%	#	02/10/2051	59,003,749
318,978,797	Banc of America Commercial Mortgage, Inc., Series 2007-5-XW	0.38%	# ^ I/O	02/10/2051	3,780,856
2,200,000	Banc of America Large Loan Trust, Series 2007-BMB1-A2	0.96%	# ^	08/15/2029	2,166,039
1,141,779	Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP2-C	6.83%	#	02/15/2035	1,146,126
206,744	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-TOP8-A2	4.83%		08/15/2038	206,674
19,175,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR3-A4	4.72%		02/11/2041	19,769,856
12,243,160	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR4-A3	5.47%	#	06/11/2041	12,881,108
16,498,349	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-T14-A4	5.20%	#	01/12/2041	17,148,970
19,890,951	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR7-X2	0.22%	# I/O	02/11/2041	6,763
12,500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18-AJ	5.01%	#	02/13/2042	13,364,406
19,225,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW14-AM	5.24%		12/11/2038	21,644,014
30,900,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16-AM	5.72%	#	06/11/2040	34,901,859
16,350,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AM	5.89%	#	06/11/2050	18,626,680
12,815,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AMFL	0.87%	# ^	06/11/2050	11,503,167
11,643,637	Capital Trust, Series 2005-3A-A2	5.16%	^	06/25/2035	11,672,746
206,666	CD Commercial Mortgage Trust, Series 2005-CD1-A2FL	0.33%	#	07/15/2044	206,610
5,726,595	CD Commercial Mortgage Trust, Series 2006-CD2-AAB	5.33%	#	01/15/2046	5,885,510
37,500,000	CD Commercial Mortgage Trust, Series 2006-CD2-AM	5.35%	#	01/15/2046	41,074,463
4,426,337	CD Commercial Mortgage Trust, Series 2007-CD4-ASB	5.28%		12/11/2049	4,654,382
513,889,208	CD Commercial Mortgage Trust, Series 2007-CD5-XP	0.17%	# ^ I/O	11/15/2044	1,945,585
28,540,000	CD Commercial Mortgage Trust, Series 2007-CS4-AMFX	5.37%	#	12/11/2049	30,643,655
14,503,000	Citigroup Commercial Mortgage Trust, Series 2005-C3-AM	4.83%	#	05/15/2043	15,576,026
6,748,740	Citigroup Commercial Mortgage Trust, Series 2006-C4-ASB	5.74%	#	03/15/2049	7,099,985
14,140,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.70%	#	12/10/2049	16,098,284
11,250,000	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.06%	#	12/10/2049	12,657,577
306,993,441	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	2.26%	# ^ I/O	09/10/2045	41,230,601
22,750,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AMFX	5.53%	#	04/15/2047	25,590,929
96,569,177	Commercial Mortgage Pass-Through Certificates, Series 2002-LC4-XA	2.53%	# ^ I/O	12/10/2044	14,956,586
278,548,982	Commercial Mortgage Pass-Through Certificates, Series 2005-LP5-XC	0.32%	# ^ I/O	05/10/2043	2,262,653
4,700,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C8-AM	5.35%		12/10/2046	5,230,698
1,826,856	Commercial Mortgage Pass-Through Certificates, Series 2006-CN2A-A2FX	5.45%	^	02/05/2019	1,835,041
128,729	Commercial Mortgage Pass-Through Certificates, Series 2007-C9-A2	5.80%	#	12/10/2049	128,608
4,075,000	Commercial Mortgage Pass-Through Certificates, Series 20111-THL-B	4.55%	^	06/09/2028	4,201,549
40,812,350	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.97%	# I/O	08/15/2045	5,174,435
191,043,719	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.22%	# I/O	11/15/2045	27,381,532
12,200,000	Commercial Mortgage Pass-Through Certificates, Series 2012-FL2-GP1	3.71%	# ^	09/17/2029	12,166,505
18,900,000	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-A	2.15%	# ^	11/17/2026	19,235,031
3,500,000	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-B	1.81%	# ^	11/17/2026	3,510,029
3,200,000	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-C	2.36%	# ^	11/17/2026	3,207,962
95,200,000	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-XACP	1.77%	# ^ I/O	12/17/2014	3,439,528
70,506,326	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-XBCP	1.42%	# ^ I/O	12/17/2014	2,076,341
3,050,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	# ^	11/15/2030	3,251,661
7,887,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2001-CF2-F	6.56%	^	02/15/2034	7,743,808
1,235,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2001-CF2-G	6.93%	^	02/15/2034	1,198,843
534,909	Credit Suisse First Boston Mortgage Securities Corporation, Series 2003-CPN1-A2	4.60%		03/15/2035	534,781
10,417,194	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-C1-A4	4.75%	#	01/15/2037	10,753,690
7,675,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C6-AM	5.23%	#	12/15/2040	8,461,576
2,135,663	Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AM	5.79%	#	06/15/2038	2,352,198
51,221,320	Credit Suisse Mortgage Capital Certificates, Series 2006-C5-AM	5.34%		12/15/2039	56,060,147
13,126,922	Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A-A2	0.38%	# ^	10/15/2021	12,863,537
5,963,456	Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A-SVA1	0.44%	# ^	10/15/2021	5,823,067
1,357,495,400	Credit Suisse Mortgage Capital Certificates, Series 2007-C1-ASP	0.38%	# I/O	02/15/2040	5,774,785
8,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-TFLA-B	0.36%	# ^	02/15/2022	7,763,136
24,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-TFLA-C	0.38%	# ^	02/15/2022	22,443,948
16,900,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR2-IQB	5.69%	# ^	04/16/2049	18,811,948
8,800,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR1-1B	5.69%	# ^	04/16/2049	9,795,047
5,150,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR2-3B	5.34%	# ^	12/15/2043	5,777,211
10,000,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR5-2B	5.34%	# ^	12/18/2043	11,217,885
557,671	Crest Ltd., Series 2003-2A-A1	0.79%	# ^	12/28/2018	536,758
14,554,963	DBRR Trust, Series 2011-C32-A3B	5.74%	# ^	06/17/2049	16,325,851
3,965,635	DBRR Trust, Series 2012-EZ1-A	0.95%	^	09/25/2045	3,975,898
203,417,777	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.43%	# ^ I/O	07/10/2044	14,045,082
15,935,540	DDR Corporation, Series 2009-DDR1-A	3.81%	^	10/14/2022	16,649,700
13,175,000	Fontainebleau Miami Beach Trust, Series 2012-FBLU-C	4.27%	^	05/05/2027	13,830,693
5,000,000	Fontainebleau Miami Beach Trust, Series 2012-FBLU-E	5.25%	^	05/05/2027	5,262,530
7,000,000	GE Capital Commercial Mortgage Corporation, Series 2004-C3-B	5.32%	#	07/10/2039	7,376,351
11,781,000	GE Capital Commercial Mortgage Corporation, Series 2005-C2-B	5.11%	#	05/10/2043	12,219,135
3,500,000	GMAC Commercial Mortgage Securities, Inc., Series 2003-C2-E	5.46%	#	05/10/2040	3,568,359
4,126,454	GMAC Commercial Mortgage Securities, Inc., Series 2004-C3-A4	4.55%		12/10/2041	4,125,076
23,800,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1-AJ	5.35%	#	11/10/2045	20,017,490
6,575,000	Greenwich Capital Commercial Funding Corporation, Series 2003-C2-B	5.03%		01/05/2036	6,734,408
4,000,000	Greenwich Capital Commercial Funding Corporation, Series 2003-C2-C	5.07%	#	01/05/2036	4,098,692
7,936,000	Greenwich Capital Commercial Funding Corporation, Series 2004-FL2A-D	0.53%	# ^	11/05/2019	7,847,430
6,500,000	Greenwich Capital Commercial Funding Corporation, Series 2004-FL2A-G	0.70%	# ^	11/05/2019	5,926,957
20,540,000	Greenwich Capital Commercial Funding Corporation, Series 2005-GG5-AM	5.28%	#	04/10/2037	22,289,926
7,000,000	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AM	5.87%	#	07/10/2038	7,901,107
8,350,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	9,368,191
43,194,500	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AM	5.48%		03/10/2039	47,174,765
21,460,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AMFX	5.48%		03/10/2039	23,244,034
9,055,000	GS Mortgage Securities Corporation II, Series 2006-GG6-AM	5.62%	#	04/10/2038	10,008,369
196,008,779	GS Mortgage Securities Corporation II, Series 2006-GG6-XC	0.09%	# ^ I/O	04/10/2038	342,035
25,000,000	GS Mortgage Securities Corporation II, Series 2006-GG8-AM	5.59%		11/10/2039	28,192,812
43,200,000	GS Mortgage Securities Corporation II, Series 2007-EOP-A2	1.26%	# ^	03/06/2020	43,260,610
35,965,004	GS Mortgage Securities Corporation II, Series 2011-GC3-X	1.13%	# ^ I/O	03/10/2044	1,814,704
117,377,028	GS Mortgage Securities Corporation II, Series 2012-GC6-XA	2.20%	# ^ I/O	01/10/2045	16,139,693
4,081,516	GS Mortgage Securities Corporation II, Series 2012-GCJ7-A1	1.14%		05/10/2045	4,125,125
2,869,680	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2001-CIB2-C	6.74%	#	04/15/2035	2,884,785
2,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-LN1-D	5.01%	#	10/15/2037	2,032,285
1,125,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-C3-A4	4.66%		01/15/2042	1,127,631
1,278,569	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CB8-A1A	4.16%	^	01/12/2039	1,317,458
23,748,786	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-A5	4.65%		01/12/2037	24,089,320
22,861,840	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-X1	0.69%	# ^ I/O	01/12/2037	278,057
5,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-A2	5.12%		07/15/2041	5,284,638
105,771,678	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-LDP4-X1	0.21%	# ^ I/O	10/15/2042	629,870
258,689,444	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB14-X2	0.04%	# I/O	12/12/2044	17,591
298,859,932	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB16-X2	0.51%	# I/O	05/12/2045	1,066,631
9,704,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP7-AM	5.87%	#	04/15/2045	10,884,429
161,524,951	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.54%	# I/O	05/15/2045	2,591,749
10,038,743	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-ASB	5.86%		02/15/2051	11,080,750
24,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	26,274,084
176,429,928	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-X	0.27%	# I/O	06/12/2047	1,939,494
21,380,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	5.88%	#	02/12/2051	24,915,546
2,639,937	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-ASB	5.69%		02/12/2051	2,899,355
1,307,163,123	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-X1	0.15%	# ^ I/O	02/12/2051	12,747,455
6,900,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC18-AM	5.47%	#	06/12/2047	7,651,476
15,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.73%	#	02/12/2049	16,363,027
34,390,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.00%	#	02/15/2051	38,609,378
11,336,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-RR2-GEB	5.54%	^	12/17/2049	12,756,401
2,117,564	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-CCHP-A	2.60%	# ^	07/15/2028	2,118,750
5,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-CCHP-B	3.50%	# ^	07/15/2028	5,037,110
4,100,224	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-PLSD-A1	2.19%	^	11/13/2044	4,214,936
230,789,515	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C6-XA	2.02%	# I/O	05/15/2045	27,646,738
495,600,020	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	2.22%	# I/O	10/15/2045	66,261,971
201,496,542	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	2.05%	# I/O	06/15/2045	23,335,919
13,150,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-A	1.88%	# ^	10/15/2025	13,359,861
19,700,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-B	2.07%	# ^	10/15/2025	19,967,871
9,700,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-C	2.58%	# ^	10/15/2025	9,832,803
1,550,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-E	3.48%	# ^	10/15/2025	1,536,687
7,550,000	LB Commercial Mortgage Trust, Series 2007-C3-AMFL	5.89%	# ^	07/15/2044	8,645,358
5,614,000	LB-UBS Commercial Mortgage Trust, Series 2004-C7-B	4.84%	#	10/15/2036	5,935,087
4,350,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3-AM	4.79%		07/15/2040	4,693,898
20,600,000	LB-UBS Commercial Mortgage Trust, Series 2005-C7-AJ	5.32%	#	11/15/2040	22,199,508
11,954,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7-AJ	5.41%		11/15/2038	8,474,746
175,971,916	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.30%	# ^ I/O	11/15/2038	2,988,179
38,308,952	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AM	5.46%		02/15/2040	43,231,691
695,172,450	LB-UBS Commercial Mortgage Trust, Series 2007-C7-XCL	0.09%	# ^ I/O	09/15/2045	6,650,715
192,734,827	Merrill Lynch Mortgage Investors Trust, Series 1998-C1-IO	0.68%	# I/O	11/15/2026	4,638,260
19,000,000	Merrill Lynch Mortgage Trust, Series 2003-KEY1-A4	5.24%	#	11/12/2035	19,510,131
10,000,000	Merrill Lynch Mortgage Trust, Series 2004-KEY2-A4	4.86%	#	08/12/2039	10,635,320
299,263,719	Merrill Lynch Mortgage Trust, Series 2005-MCP1-XP	0.63%	# I/O	06/12/2043	843,924
1,530,210	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4-A2FL	0.33%	#	12/12/2049	1,524,517
42,850,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5-AM	5.42%		08/12/2048	45,498,087
1,485,000	Morgan Stanley Capital, Inc., Series 1999-LIFE-G	6.90%	# ^	04/15/2033	1,488,591
4,387,670	Morgan Stanley Capital, Inc., Series 2003-T11-A4	5.15%		06/13/2041	4,446,915
428,506	Morgan Stanley Capital, Inc., Series 2005-IQ10-AAB	5.18%	#	09/15/2042	428,385
354,993,822	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.51%	# ^ I/O	11/12/2041	6,048,207
1,500,000	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.50%	#	03/12/2044	1,524,619
7,281,174	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FL	0.46%	#	04/12/2049	7,106,608
14,562,348	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FX	5.59%	#	04/12/2049	15,022,059
4,372,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AM	5.41%		03/15/2044	4,738,852
15,727,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.10%	#	12/12/2049	18,518,472
449,112,614	Morgan Stanley Capital, Inc., Series 2007-IQ16-X2	0.22%	# ^ I/O	12/12/2049	3,102,021
10,000,000	Morgan Stanley Capital, Inc., Series 2008-T29-AAB	6.27%	#	01/11/2043	10,877,530
5,022,000	Morgan Stanley Re-Remic Trust, Series 2010-HQ4-AJ	4.97%	^	04/15/2040	5,268,693
3,694,318	Multi Security Asset Trust, Series 2005-RR4A-A3	5.00%	^	11/28/2035	3,718,331
792,761	Nomura Asset Securities Corporation, Series 1998-D6-A3	7.54%	#	03/15/2030	794,183
65,352	Prudential Mortgage Capital Funding, LLC, Series 2001-ROCK-F	7.97%	# ^	05/10/2034	65,309
10,000,000	RBSCF Trust, Series 2010-RR3-WBTB	5.92%	# ^	02/16/2051	11,700,870
4,850,000	SMA Issuer LLC, Series 2012-LV1-A	3.50%	^	08/20/2025	4,882,900
16,746,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.55%	#	08/15/2039	18,299,778
109,568,547	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.20%	# ^ I/O	08/10/2049	15,516,550
5,840,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22-AM	5.35%	#	12/15/2044	6,461,361
9,112,289	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23-AM	5.47%	#	01/15/2045	10,087,103
19,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AM	5.60%	#	10/15/2048	21,421,676
9,250,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	5.92%	#	02/15/2051	10,382,806
89,809,636	WF-RBS Commercial Mortgage Trust, Series 2011-C4-XA	0.85%	# ^ I/O	06/15/2044	3,382,455
119,349,785	WF-RBS Commercial Mortgage Trust, Series 2012-C6-XA	2.49%	# ^ I/O	04/15/2045	17,106,763
138,860,235	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	2.25%	# ^ I/O	08/15/2045	18,837,849
55,355,902	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.29%	# ^ I/O	11/15/2045	7,931,836
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $1,900,277,162)					1,928,807,490

Non-Agency Residential Collateralized Mortgage Obligations - 26.3%
35,038,355	ACE Securities Corporation, Series 2006-HE1-A2C	0.40%	#	02/25/2036	33,560,577
9,871,021	ACE Securities Corporation, Series 2006-NC1-A2C	0.41%	#	12/25/2035	9,696,694
18,332,643	Adjustable Rate Mortgage Trust, Series 2005-10-3A31	5.08%	#	01/25/2036	17,470,432
6,200,000	Adjustable Rate Mortgage Trust, Series 2005-2-6M2	1.19%	#	06/25/2035	2,895,053
9,174,010	Adjustable Rate Mortgage Trust, Series 2005-7-3A1	3.32%	#	10/25/2035	8,013,805
43,697,675	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.32%	#	03/25/2036	31,528,878
42,701,398	Adjustable Rate Mortgage Trust, Series 2006-2-3A1	3.12%	#	05/25/2036	34,158,577
39,563,571	Adjustable Rate Mortgage Trust, Series 2007-1-3A1	5.58%	#	03/25/2037	29,881,930
6,253,787	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	3.51%	# ^	11/25/2037	3,993,502
612,759	Aegis Asset Backed Securities Trust, Series 2003-2-M2	2.76%	#	11/25/2033	472,111
4,245,295	Aegis Asset Backed Securities Trust, Series 2004-1-M2	2.24%	#	04/25/2034	3,106,045
796,277	Aegis Asset Backed Securities Trust, Series 2004-2-M2	2.16%	#	06/25/2034	437,397
12,000,000	American General Mortgage Loan Trust, Series 2010-1-A3	5.65%	# ^	03/25/2058	12,739,902
12,000,000	American General Mortgage Loan Trust, Series 2010-1-A4	5.65%	# ^	03/25/2058	12,819,666
6,658,432	American Home Mortgage Investment Trust, Series 2005-1-7A2	2.51%	#	06/25/2045	5,219,052
14,229,284	American Home Mortgage Investment Trust, Series 2005-4-3A1	0.51%	#	11/25/2045	10,259,036
2,860,277	American Home Mortgage Investment Trust, Series 2006-2-3A4	6.60%	#	06/25/2036	1,745,031
12,728,482	American Home Mortgage Investment Trust, Series 2007-A-13A1	6.10%	# ^	01/25/2037	7,667,160
18,125,538	Amortizing Residential Collateral Trust, Series 2002-BC7-M1	1.41%	#	10/25/2032	12,524,720
611,182	Argent Securities, Inc., Series 2004-W6-M1	0.76%	#	05/25/2034	573,330
7,517,548	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2003-HE6-M1	1.18%	#	11/25/2033	6,601,422
1,182,518	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2	1.89%	#	06/25/2034	901,979
7,543,402	Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	6,873,590
7,782,783	Banc of America Alternative Loan Trust, Series 2005-5-2CB1	6.00%		06/25/2035	6,570,980
13,085,551	Banc of America Alternative Loan Trust, Series 2005-6-2CB2	6.00%		07/25/2035	12,224,450
5,581,612	Banc of America Alternative Loan Trust, Series 2005-6-4CB1	6.50%		07/25/2035	5,183,467
4,763,791	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	3,763,960
3,987,796	Banc of America Alternative Loan Trust, Series 2006-5-CB14	6.00%	#	06/25/2046	3,194,374
7,506,200	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	6,235,393
22,775,127	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#	10/25/2036	17,392,954
11,526,372	Banc of America Alternative Loan Trust, Series 2006-8-1A1	6.29%	#I/F I/O	11/25/2036	2,710,501
4,107,931	Banc of America Alternative Loan Trust, Series 2006-8-1A2	0.66%	#	11/25/2036	2,217,426
18,633,190	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	15,345,019
3,069,805	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	2,392,379
166,996	Banc of America Funding Corporation, Series 2005-6-2A9	5.50%		10/25/2035	167,810
22,375,552	Banc of America Funding Corporation, Series 2006-2-3A1	6.00%		03/25/2036	22,944,148
764,082	Banc of America Funding Corporation, Series 2006-2-4A1	22.17%	#I/F	03/25/2036	962,554
3,877,531	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	3,971,900
22,498,516	Banc of America Funding Corporation, Series 2006-3-1A1	6.00%		03/25/2036	22,050,930
5,970,403	Banc of America Funding Corporation, Series 2006-3-6A1	6.31%	#	03/25/2036	6,186,275
19,729,000	Banc of America Funding Corporation, Series 2006-6-1A7	6.25%		08/25/2036	19,327,949
4,426,190	Banc of America Funding Corporation, Series 2006-7-T2A5	6.04%	#	10/25/2036	3,252,699
20,861,948	Banc of America Funding Corporation, Series 2006-7-T2A8	5.91%	#	10/25/2036	15,208,652
4,411,686	Banc of America Funding Corporation, Series 2006-8T2-A8	6.10%	#	10/25/2036	3,567,823
2,413,873	Banc of America Funding Corporation, Series 2006-B-7A1	5.55%	#	03/20/2036	2,091,551
23,222,466	Banc of America Funding Corporation, Series 2006-D-6A1	5.12%	#	05/20/2036	18,277,927
2,327,744	Banc of America Funding Corporation, Series 2006-G-2A1	0.43%	#	07/20/2036	2,111,762
1,216,349	Banc of America Funding Corporation, Series 2006-H-3A1	5.97%	#	09/20/2046	881,380
2,874,470	Banc of America Funding Corporation, Series 2007-1-TA10	5.84%	#	01/25/2037	2,140,473
3,896,173	Banc of America Funding Corporation, Series 2007-3-TA1B	5.83%	#	04/25/2037	3,133,943
5,615,639	Banc of America Funding Corporation, Series 2007-5-1A1	5.50%		07/25/2037	4,636,858
6,657,620	Banc of America Funding Corporation, Series 2009-R14-3A	16.08%	# ^I/F	06/26/2035	8,495,693
6,107,936	Banc of America Funding Corporation, Series 2009-R15A-4A2	5.75%	^	12/26/2036	5,409,231
4,163,187	Banc of America Funding Corporation, Series 2010-R1-3A	13.96%	# ^I/F	07/26/2036	3,977,364
232,026,124	Banc of America Funding Corporation, Series 2012-R4-A	0.47%	# ^	03/04/2039	222,953,903
77,298,983	Banc of America Funding Corporation, Series 2012-R5-A	0.47%	# ^	10/03/2039	75,070,608
3,711,133	Banc of America Mortgage Securities, Inc., Series 2004-K-4A1	5.32%	#	12/25/2034	3,663,744
14,898,956	Banc of America Mortgage Securities, Inc., Series 2006-1-A9	6.00%		05/25/2036	13,753,554
4,192,831	Banc of America Mortgage Securities, Inc., Series 2007-1-2A5	5.75%		01/25/2037	4,292,128
7,673,947	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	6,317,777
8,308,099	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	6,753,226
18,000,000	BCAP LLC Trust, Series 2008-RR3-A1B	6.63%	#	10/25/2036	13,072,122
7,248,353	BCAP LLC Trust, Series 2010-RR10-5A1	7.67%	# ^	04/27/2037	7,690,370
13,236,336	BCAP LLC Trust, Series 2010-RR12-3A15	7.13%	# ^	08/26/2037	12,341,625
3,350,000	BCAP LLC Trust, Series 2010-RR5-2A3	6.10%	# ^	04/26/2037	3,185,901
6,725,261	BCAP LLC Trust, Series 2011-RR12-2A5	2.64%	# ^	12/26/2036	6,764,586
15,266,169	BCAP LLC Trust, Series 2012-RR1-3A3	3.50%	# ^	10/26/2035	15,530,334
25,596,646	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	5.37%	#	02/25/2036	24,888,924
20,181,942	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	5.44%	#	10/25/2046	17,906,932
18,580,136	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	2.80%	#	02/25/2047	13,696,793
6,621,618	Bear Stearns Alt-A Trust, Series 2004-11-2A3	2.83%	#	11/25/2034	5,860,728
26,244,332	Bear Stearns Alt-A Trust, Series 2006-6-2A1	4.72%	#	11/25/2036	19,815,324
17,282,954	Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	5.50%	#	08/25/2034	17,827,876
43,450,463	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.25%	#	04/25/2035	41,720,504
13,891,653	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.25%	#	04/25/2035	14,055,852
20,098,884	Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	5.50%	#	10/25/2035	18,356,472
22,998,313	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	5.75%	#	02/25/2036	18,298,998
3,186,049	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	2,446,309
1,814,674	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	1,460,128
9,928,147	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	5.32%	#	10/25/2036	7,456,183
2,750,000	Centex Home Equity, Series 2004-A-AF5	5.43%	#	01/25/2034	2,741,838
3,550,145	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4-2M1	1.11%	#	03/25/2033	2,599,957
20,514,524	Chase Mortgage Finance Corporation, Series 2005-A1-2A4	2.91%	#	12/25/2035	18,335,677
17,621,519	Chase Mortgage Finance Corporation, Series 2006-S3-1A2	6.00%		11/25/2036	14,956,017
24,350,982	Chase Mortgage Finance Corporation, Series 2006-S4-A8	6.00%		12/25/2036	21,236,808
23,259,754	Chase Mortgage Finance Corporation, Series 2007-A2-6A4	3.04%	#	07/25/2037	22,621,401
8,588,879	Chase Mortgage Finance Corporation, Series 2007-S3-1A5	6.00%		05/25/2037	7,529,359
4,076,008	Chase Mortgage Finance Corporation, Series 2007-S3-2A1	5.50%		05/25/2037	4,168,943
9,999,753	Chase Mortgage Finance Corporation, Series 2007-S5-1A18	6.00%		07/25/2037	8,912,805
1,298,974	Chaseflex Trust, Series 2006-1-A2A	5.64%	#	06/25/2036	1,323,297
7,733,318	Chaseflex Trust, Series 2006-1-A5	5.64%	#	06/25/2036	7,727,982
11,144,043	Chaseflex Trust, Series 2006-2-A2B	0.41%	#	09/25/2036	7,935,923
9,448,723	Chaseflex Trust, Series 2007-1-1A1	6.50%		02/25/2037	5,966,934
20,621,194	Chaseflex Trust, Series 2007-M1-2F4	4.67%	#	08/25/2037	17,115,251
21,447,875	Chaseflex Trust, Series 2007-M1-2F5	4.67%	#	08/25/2037	17,799,785
27,325,383	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	27,726,411
5,925,068	Citicorp Mortgage Securities, Inc., Series 2006-7-1A1	6.00%		12/25/2036	5,739,821
6,594,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	6.04%	#	09/25/2036	6,035,195
5,688,459	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	4,702,393
2,786,993	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	2,301,652
7,093,076	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	5.85%	#	10/25/2036	5,743,714
3,578,354	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	5.92%	#	03/25/2036	2,554,446
20,337,710	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	6.09%	#	05/25/2036	12,832,821
1,864,662	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50%	^	10/25/2036	1,272,231
1,967,460	Citigroup Mortgage Loan Trust, Inc., Series 2007-2-2A	6.00%		11/25/2036	1,980,693
2,483,583	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50%	^	05/25/2037	1,740,934
8,652,287	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97%	#	01/25/2037	5,658,159
89,357,864	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3-A2	0.37%	#	06/25/2037	80,246,132
20,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-1A1B	3.03%	# ^	11/25/2038	13,518,620
3,690,156	Citigroup Mortgage Loan Trust, Inc., Series 2010-12-3A1	4.00%	^	04/25/2037	3,830,788
3,369,466	Citigroup Mortgage Loan Trust, Inc., Series 2010-2-5A1	5.50%	# ^	12/25/2035	3,564,291
205,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	10.04%	# ^	11/25/2036	154,656,223
29,979,007	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A6	4.00%	^	11/25/2036	31,186,711
168,441,360	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	8.71%	# ^	12/25/2036	124,819,562
128,235,085	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-76I2	1.00%	^ I/O	06/25/2037	2,668,957
147,624,515	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	8.76%	# ^	06/25/2037	112,509,928
7,906,593	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A1	3.50%	# ^	04/25/2036	8,060,467
10,031,543	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	5.59%	^	09/25/2047	10,141,880
11,760,371	Citimortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	9,689,775
3,119,842	Citimortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		10/25/2021	3,074,356
7,969,475	Citimortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	6,408,682
12,397,925	Citimortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	9,900,282
6,044,809	Citimortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	4,827,043
15,466,419	Citimortgage Alternative Loan Trust, Series 2007-A1-1A9	5.19%	#I/F I/O	01/25/2037	2,808,307
13,846,096	Citimortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00%	#	03/25/2037	10,991,972
31,864,300	Citimortgage Alternative Loan Trust, Series 2007-A3-1A3	5.19%	#I/F I/O	03/25/2037	6,906,253
12,486,936	Citimortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	9,719,900
3,262,953	Citimortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	2,613,379
1,594,609	Citimortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	1,366,819
53,964,644	Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	51,693,164
13,399,448	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1	0.71%	#	07/25/2035	9,560,011
27,357,207	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2	4.79%	#I/F I/O	07/25/2035	3,271,607
3,991,366	Countrywide Alternative Loan Trust, Series 2005-20CB-4A1	5.25%		07/25/2020	4,018,445
9,562,899	Countrywide Alternative Loan Trust, Series 2005-26CB-A11	12.67%	#I/F	07/25/2035	9,981,261
13,419,688	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2	0.96%	#	08/25/2035	10,104,199
3,839,515	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	2,959,168
1,818,388	Countrywide Alternative Loan Trust, Series 2005-60T1-A7	34.40%	#I/F	12/25/2035	2,998,778
2,427,409	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	2,093,458
35,230,802	Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	30,383,924
6,115,408	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5	1.01%	#	01/25/2036	4,100,764
15,385,102	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6	4.49%	#I/F I/O	01/25/2036	2,071,389
132,563,685	Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	102,542,783
3,396,010	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	2,625,883
7,242,544	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	20.86%	#I/F	02/25/2036	9,791,532
4,468,006	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	3,557,531
9,751,522	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	8,455,262
2,276,597	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	0.91%	#	10/25/2035	1,648,690
1,103,750	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	1,024,899
2,270,754	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	2,099,871
2,711,177	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	2,580,076
4,132,186	Countrywide Alternative Loan Trust, Series 2005-J13-2A5	0.69%	#	11/25/2035	2,878,836
8,264,371	Countrywide Alternative Loan Trust, Series 2005-J13-2A6	4.81%	#I/F I/O	11/25/2035	1,377,353
3,891,000	Countrywide Alternative Loan Trust, Series 2005-J1-5A3	5.50%		02/25/2035	3,411,872
6,110,038	Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		01/25/2020	6,013,961
3,584,370	Countrywide Alternative Loan Trust, Series 2005-J2-1A5	0.71%	#	04/25/2035	2,956,664
11,028,830	Countrywide Alternative Loan Trust, Series 2005-J2-1A6	4.79%	#I/F I/O	04/25/2035	1,693,300
9,011,257	Countrywide Alternative Loan Trust, Series 2006-12CB-A3	5.75%	#	05/25/2036	6,348,593
4,232,627	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	2,873,300
3,455,008	Countrywide Alternative Loan Trust, Series 2006-18CB-A12	0.81%	#	07/25/2036	2,138,493
3,455,008	Countrywide Alternative Loan Trust, Series 2006-18CB-A13	5.29%	#I/F I/O	07/25/2036	740,184
17,231,754	Countrywide Alternative Loan Trust, Series 2006-19CB-A12	0.61%	#	08/25/2036	10,631,165
23,367,293	Countrywide Alternative Loan Trust, Series 2006-19CB-A13	5.39%	#I/F I/O	08/25/2036	4,660,408
3,568,098	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	2,923,287
5,414,769	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		06/25/2036	4,391,605
15,848,365	Countrywide Alternative Loan Trust, Series 2006-24CB-A14	6.94%	#I/F I/O	06/25/2036	3,802,625
12,708,324	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		06/25/2036	10,464,466
13,639,850	Countrywide Alternative Loan Trust, Series 2006-24CB-A5	0.81%	#	06/25/2036	8,438,989
5,131,130	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	3,623,260
6,586,243	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	4,729,281
12,830,488	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	10,990,449
1,788,403	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12	44.79%	#I/F	10/25/2036	3,338,782
1,095,435	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23	32.46%	#I/F	10/25/2036	1,667,369
11,778,369	Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	9,811,876
8,002,374	Countrywide Alternative Loan Trust, Series 2006-32CB-A1	0.88%	#	11/25/2036	4,888,946
13,347,960	Countrywide Alternative Loan Trust, Series 2006-32CB-A2	5.12%	#I/F I/O	11/25/2036	2,559,438
5,123,520	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	3,794,038
4,681,491	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	3,901,171
23,166,482	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2	6.34%	#I/F I/O	01/25/2037	6,529,542
7,889,280	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4	0.66%	#	01/25/2037	2,159,268
7,607,032	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	5,974,764
12,743,439	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4	5.24%	#I/F I/O	01/25/2037	2,112,047
9,682,592	Countrywide Alternative Loan Trust, Series 2006-45T1-1A4	0.81%	#	02/25/2037	5,654,130
9,682,592	Countrywide Alternative Loan Trust, Series 2006-45T1-1A5	5.19%	#I/F I/O	02/25/2037	1,855,354
3,988,395	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	3,155,708
24,923,752	Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	20,468,158
3,887,464	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	3,087,245
2,346,387	Countrywide Alternative Loan Trust, Series 2007-11T1-A24	38.64%	#I/F	05/25/2037	4,498,666
24,252,874	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1	0.66%	#	08/25/2037	12,938,011
7,023,026	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2	52.84%	#I/F	08/25/2037	17,372,765
23,463,015	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	28.94%	#I/F	08/25/2037	40,730,305
3,894,522	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	3,212,640
2,138,236	Countrywide Alternative Loan Trust, Series 2007-19-1A10	37.74%	#I/F	08/25/2037	3,957,674
58,927,562	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	41,837,774
11,728,046	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	27.56%	#I/F	09/25/2037	18,937,774
45,074,022	Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	33,193,839
28,183,815	Countrywide Alternative Loan Trust, Series 2007-23CB-A3	0.71%	#	09/25/2037	16,196,040
39,998,676	Countrywide Alternative Loan Trust, Series 2007-23CB-A4	6.29%	#I/F I/O	09/25/2037	9,595,862
21,040,497	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	8,347,523
14,445,023	Countrywide Alternative Loan Trust, Series 2007-5CB-1A18	5.44%	#I/F I/O	04/25/2037	2,948,207
14,445,023	Countrywide Alternative Loan Trust, Series 2007-5CB-1A23	0.76%	#	04/25/2037	8,565,162
1,013,753	Countrywide Alternative Loan Trust, Series 2007-8CB-A12	38.94%	#I/F	05/25/2037	1,818,878
1,082,166	Countrywide Alternative Loan Trust, Series 2007-8CB-A8	38.82%	#I/F	05/25/2037	1,935,837
1,430,900	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4	0.71%	#	05/25/2037	792,702
1,430,900	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5	5.29%	#I/F I/O	05/25/2037	249,236
39,194,311	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	29,009,669
4,235,670	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	3,324,192
4,600,812	Countrywide Alternative Loan Trust, Series 2007-9T1-3A1	5.50%		05/25/2022	4,357,293
20,900,007	Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1A	5.49%	#	03/25/2047	19,921,009
5,144,581	Countrywide Asset-Backed Certificates, Series 2003-BC6-M1	1.03%	#	11/25/2033	4,900,638
3,308,061	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.32%	#	04/25/2036	2,784,632
2,773,438	Countrywide Asset-Backed Certificates, Series 2006-2-2A2	0.40%	#	06/25/2036	2,678,957
7,160,153	Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	7,391,727
10,645,064	Countrywide Home Loans, Series 2003-60-4A1	5.35%	#	02/25/2034	10,796,022
9,819,967	Countrywide Home Loans, Series 2004-R2-1AF1	0.63%	# ^	11/25/2034	8,310,731
9,936,177	Countrywide Home Loans, Series 2004-R2-1AS	5.72%	# ^ I/O	11/25/2034	1,699,404
13,219,292	Countrywide Home Loans, Series 2005-20-A8	5.25%		10/25/2035	12,958,931
39,514,221	Countrywide Home Loans, Series 2005-23-A1	5.50%		11/25/2035	37,569,765
3,149,329	Countrywide Home Loans, Series 2005-27-2A1	5.50%		12/25/2035	2,886,385
6,177,063	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	5,903,413
54,700,281	Countrywide Home Loans, Series 2005-HYB1-4A1	2.82%	#	03/25/2035	49,446,401
5,447,785	Countrywide Home Loans, Series 2005-HYB8-1A1	2.85%	#	12/20/2035	4,366,065
13,091,931	Countrywide Home Loans, Series 2005-J3-2A4	4.50%		09/25/2035	12,665,102
9,700,000	Countrywide Home Loans, Series 2005-J4-A5	5.50%		11/25/2035	9,438,299
2,938,579	Countrywide Home Loans, Series 2005-R1-1AF1	0.57%	# ^	03/25/2035	2,432,112
2,976,614	Countrywide Home Loans, Series 2005-R1-1AS	5.72%	# ^ I/O	03/25/2035	561,267
5,664,037	Countrywide Home Loans, Series 2006-J3-A4	5.50%		05/25/2036	5,612,013
2,522,316	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	2,267,264
11,012,039	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	10,175,972
2,909,472	Countrywide Home Loans, Series 2007-18-1A1	6.00%		11/25/2037	2,683,870
35,047,555	Countrywide Home Loans, Series 2007-7-A1	6.00%		06/25/2037	32,343,479
10,506,060	Countrywide Home Loans, Series 2007-7-A2	5.75%		06/25/2037	9,656,440
21,832,131	Countrywide Home Loans, Series 2007-8-1A4	6.00%		01/25/2038	19,940,334
5,945,506	Countrywide Home Loans, Series 2007-9-A11	5.75%		07/25/2037	5,525,040
55,487,493	Countrywide Home Loans, Series 2007-J1-2A1	6.00%		02/25/2037	42,131,431
2,512,627	Countrywide Home Loans, Series 2007-J3-A1	0.71%	#	07/25/2037	1,602,157
12,563,137	Countrywide Home Loans, Series 2007-J3-A2	5.29%	#I/F I/O	07/25/2037	1,946,130
6,921,412	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-3-A4B	6.11%	#	11/25/2036	4,435,140
4,940,418	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-4-A6A	5.68%	#	12/25/2036	3,378,843
15,755,653	Credit Suisse First Boston Mortgage Backed Trust, Series 2007-1-1A1A	5.90%	#	05/25/2037	10,009,818
466,208	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-AR8-2A1	2.84%	#	09/25/2034	476,089
5,933,682	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	5,089,168
1,761,107	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	1,510,457
15,000,739	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	9,259,228
879,949	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-5-2A11	5.00%		07/25/2035	881,620
16,000,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	16,476,760
7,650,719	Credit Suisse Mortgage Capital Certificates, Series 2005-1R-2A5	5.75%	^	12/26/2035	6,467,772
36,365,342	Credit Suisse Mortgage Capital Certificates, Series 2006-1-2A1	6.00%		02/25/2036	27,055,433
5,506,608	Credit Suisse Mortgage Capital Certificates, Series 2006-2-3A1	6.50%		03/25/2036	3,676,988
6,965,498	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A1	0.91%	#	03/25/2036	3,726,555
38,933,931	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A2	5.09%	#I/F I/O	03/25/2036	7,861,909
8,109,883	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A3	6.25%		03/25/2036	6,303,995
21,948,588	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A4	6.00%		03/25/2036	16,729,752
5,536,795	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A3	5.50%		04/25/2036	5,128,633
11,990,959	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A4	5.50%		04/25/2036	11,097,303
8,474,762	Credit Suisse Mortgage Capital Certificates, Series 2006-4-1A8	6.00%	#	05/25/2036	6,311,638
32,690,038	Credit Suisse Mortgage Capital Certificates, Series 2006-4-4A1	7.00%		05/25/2036	17,283,615
29,465,889	Credit Suisse Mortgage Capital Certificates, Series 2006-4-6A1	6.00%		05/25/2036	28,554,406
25,078,323	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A4	6.00%		07/25/2036	18,730,674
15,410,763	Credit Suisse Mortgage Capital Certificates, Series 2006-6-3A1	7.00%		07/25/2036	6,485,620
1,022,483	Credit Suisse Mortgage Capital Certificates, Series 2006-7-3A11	6.00%		08/25/2036	885,666
10,727,710	Credit Suisse Mortgage Capital Certificates, Series 2006-7-7A5	6.00%		08/25/2036	9,160,424
3,165,772	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	3,189,403
43,462,627	Credit Suisse Mortgage Capital Certificates, Series 2006-9-3A1	6.00%		11/25/2036	44,385,686
10,661,036	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	10,737,801
3,977,508	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A15	38.64%	#I/F	11/25/2036	7,638,114
14,924,788	Credit Suisse Mortgage Capital Certificates, Series 2007-1-1A4	6.13%	#	02/25/2037	10,169,907
25,989,965	Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	20,528,499
16,505,185	Credit Suisse Mortgage Capital Certificates, Series 2007-1-5A14	6.00%		02/25/2037	14,299,069
1,598,504	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	1,583,931
10,163,917	Credit Suisse Mortgage Capital Certificates, Series 2007-5-2A5	5.00%		08/25/2037	9,205,841
73,069,610	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A19	6.00%		08/25/2037	74,160,758
32,931,366	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A9	6.00%		08/25/2037	33,088,119
5,125,847	Credit Suisse Mortgage Capital Certificates, Series 2009-1R-4A2	3.66%	# ^	07/20/2035	4,101,049
93,898,000	Credit Suisse Mortgage Capital Certificates, Series 2010-17R-6A1	4.00%	# ^	06/26/2037	67,279,109
5,520,675	Credit Suisse Mortgage Capital Certificates, Series 2010-1R-5A1	5.00%	# ^	01/27/2036	5,744,862
59,679,777	Credit Suisse Mortgage Capital Certificates, Series 2010-2R-4A17	7.50%	# ^	03/26/2037	40,001,624
95,672,422	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-3A17	8.42%	# ^	06/26/2037	71,009,842
47,235,599	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-8A17	8.42%	# ^	06/26/2037	36,032,755
10,362,218	Credit Suisse Mortgage Capital Certificates, Series 2010-6R-2A6A	6.25%	^	07/26/2037	10,423,480
32,841,482	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	7.73%	# ^	04/26/2037	24,752,379
49,005,467	Credit Suisse Mortgage Capital Certificates, Series 2011-16R-6A1	2.49%	# ^	09/27/2035	49,090,031
1,248,152	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6-A4	4.75%	#	07/25/2035	1,226,001
9,750,000	Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1-A3	5.83%	# ^	12/25/2036	7,667,839
40,759,000	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50%	#	09/25/2035	32,681,606
3,293,961	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6	34.40%	#I/F	11/25/2035	5,635,566
3,026,513	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1	0.41%	#	11/25/2035	1,686,173
9,134,345	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2	5.09%	#I/F I/O	11/25/2035	1,704,268
2,169,526	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	6.16%	#	06/25/2036	1,634,601
4,404,156	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	3,089,438
4,381,161	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90%	#	10/25/2036	3,053,591
6,466,198	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90%	#	10/25/2036	4,506,927
12,903,302	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	5.87%	#	10/25/2036	8,975,485
20,890,867	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AF1-A3	0.39%	#	04/25/2036	19,977,111
985,196	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-1-1A2	0.37%	#	08/25/2037	978,718
130,654,180	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-1-1A3A	0.42%	#	08/25/2037	97,115,905
29,140,691	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5-A1B	0.43%	#	08/25/2047	24,267,756
37,639,717	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.83%	# ^I/F	04/15/2036	40,431,324
11,211,708	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1	11.82%	# ^I/F	04/15/2036	12,795,625
18,369,601	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2	14.21%	# ^I/F	04/15/2036	21,341,251
879,214	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1	18.72%	# ^I/F	04/15/2036	1,042,742
7,626,351	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3	12.28%	# ^I/F	04/15/2036	7,801,830
126,260,064	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.83%	# ^I/F	04/15/2036	139,381,389
1,588,948	Ellington Loan Acquisition Trust, Series 2007-1-A2A2	1.01%	# ^	05/27/2037	1,570,573
24,958,774	First Frankin Mortgage Loan Trust, Series 2006-FF3-A2B	0.41%	#	02/25/2036	22,637,433
18,649,934	First Franklin Mortgage Loan Trust, Series 2006-FF1-2A3	0.45%	#	01/25/2036	17,783,664
20,334,264	First Horizon Alternative Mortgage Securities, Series 2005-AA4-1A1	2.59%	#	05/25/2035	16,108,021
3,292,740	First Horizon Alternative Mortgage Securities, Series 2005-FA8-2A1	5.00%		11/25/2020	3,340,465
8,538,631	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A12	6.00%		04/25/2036	7,145,280
901,654	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A6	0.96%	#	04/25/2036	893,747
5,857,964	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	4,968,626
1,653,813	First Horizon Alternative Mortgage Securities, Series 2006-FA7-A8	6.25%		12/25/2036	1,390,041
7,739,086	First Horizon Alternative Mortgage Securities, Series 2006-FA8-1A5	6.00%		02/25/2037	6,582,708
18,755,609	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	16,237,828
2,415,476	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A4	6.00%		06/25/2037	1,865,775
2,509,377	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A13	6.25%		08/25/2037	1,987,354
3,639,808	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A5	6.25%		08/25/2037	2,928,693
297,047	First Horizon Asset Securities, Inc., Series 2005-6-1A1	5.50%		11/25/2035	299,675
16,429,521	First Horizon Asset Securities, Inc., Series 2007-1-A3	6.00%		03/25/2037	14,470,801
7,938,559	First Horizon Asset Securities, Inc., Series 2007-4-1A1	6.00%		08/25/2037	7,483,116
318,174	GMAC Mortgage Corporation Loan Trust, Series 2004-J2-A6	16.37%	#I/F	06/25/2034	323,904
26,561,326	GMAC Mortgage Corporation Loan Trust, Series 2005-J1-A14	5.50%		12/25/2035	27,049,457
2,603,747	GS Mortgage Securities Corporation, Series 2008-2R-1A1	7.50%	# ^	09/25/2036	2,457,727
1,294,810	GSAA Home Equity Trust, Series 2005-12-AF3	5.07%	#	09/25/2035	1,242,286
36,781,262	GSAA Home Equity Trust, Series 2005-7-AF2	4.48%	#	05/25/2035	36,405,836
45,361,000	GSAA Home Equity Trust, Series 2005-7-AF3	4.75%	#	05/25/2035	42,160,441
14,997,894	GSAA Home Equity Trust, Series 2006-10-AF3	5.98%	#	06/25/2036	9,628,153
10,734,250	GSAA Home Equity Trust, Series 2006-10-AF4	6.30%	#	06/25/2036	6,889,027
21,120,919	GSAA Home Equity Trust, Series 2006-15-AF4	5.96%	#	09/25/2036	13,451,111
3,507,286	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77%	#	11/25/2036	2,227,054
7,291,007	GSAA Home Equity Trust, Series 2006-18-AF6	5.68%	#	11/25/2036	4,218,059
2,374	GSAA Home Equity Trust, Series 2006-4-4A1	0.31%	#	03/25/2036	2,373
14,142,079	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	11,220,007
6,330,213	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	4,657,027
24,509,963	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF	0.56%	# ^	03/25/2035	20,633,480
24,509,963	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	5.16%	# ^ I/O	03/25/2035	4,752,874
13,696,841	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF	0.56%	# ^	09/25/2035	11,527,782
13,696,841	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	4.98%	# ^ I/O	09/25/2035	2,061,861
52,598,025	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	4.86%	# ^ I/O	01/25/2036	8,672,783
52,598,025	GSMPS Mortgage Loan Trust, Series 2006-RP1-AF1	0.56%	# ^	01/25/2036	43,511,690
7,489,000	GSR Mortgage Loan Trust, Series 2005-1F-1A2	5.50%		02/25/2035	7,517,732
13,514,442	GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	13,546,431
2,288,436	GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	2,388,448
23,772,568	GSR Mortgage Loan Trust, Series 2005-6F-3A9	6.69%	#I/F I/O	07/25/2035	4,533,845
2,506,719	GSR Mortgage Loan Trust, Series 2005-6F-4A1	0.71%	#	07/25/2035	2,190,955
2,150,753	GSR Mortgage Loan Trust, Series 2005-7F-3A1	0.71%	#	09/25/2035	1,868,771
8,173,412	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	7,928,099
5,857,374	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	5,947,060
3,513,397	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	3,454,484
8,848,058	GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	7,820,369
35,510,651	GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	32,271,547
37,904,283	GSR Mortgage Loan Trust, Series 2006-7F-2A1	6.00%		08/25/2036	34,375,375
16,882,573	GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	14,522,718
33,559,261	GSR Mortgage Loan Trust, Series 2006-9F-2A1	6.00%		10/25/2036	31,756,911
55,432,302	GSR Mortgage Loan Trust, Series 2006-9F-4A1	6.50%		10/25/2036	49,953,816
621,682	GSR Mortgage Loan Trust, Series 2006-9F-8A1	5.50%		08/25/2021	612,119
66,175,739	GSR Mortgage Loan Trust, Series 2006-OA1-2A1	0.40%	#	08/25/2046	62,858,714
11,067,944	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	11,172,829
9,570,498	GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	9,067,224
100,167,332	GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	94,095,689
6,001,475	Harborview Mortgage Loan Trust, Series 2005-14-3A1A	3.00%	#	12/19/2035	4,961,336
13,523,460	Harborview Mortgage Loan Trust, Series 2006-10-2A1A	0.39%	#	11/19/2036	9,962,895
2,654,434	Home Equity Asset Trust, Series 2003-3-M1	1.50%	#	08/25/2033	2,361,004
4,207,155	Home Equity Asset Trust, Series 2004-7-M2	1.20%	#	01/25/2035	4,048,576
3,447,476	Homebanc Mortgage Trust, Series 2005-1-M2	0.70%	#	03/25/2035	2,423,759
55,287,645	Homebanc Mortgage Trust, Series 2005-3-A1	0.45%	#	07/25/2035	48,341,111
6,767,728	Homebanc Mortgage Trust, Series 2006-1-3A1	5.49%	#	04/25/2037	5,810,430
4,130,890	HSI Asset Loan Obligation Trust, Series 2006-2-2A1	5.50%		12/25/2021	3,911,379
82,649,202	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	77,545,614
12,298,896	HSI Asset Loan Obligation Trust, Series 2007-AR1-3A1	6.10%	#	01/25/2037	10,409,072
2,309,157	IMPAC Trust, Series 2002-9F-A1	5.22%	#	12/25/2032	2,357,672
48,682,293	Indymac Mortgage Loan Trust, Series 2006-AR3-1A1	2.92%	#	12/25/2036	38,444,942
15,867,570	Indymac Mortgage Loan Trust, Series 2007-A1-A1	6.00%		08/25/2037	13,916,977
11,616,301	Indymac Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	10,061,366
48,947,903	Indymac Mortgage Loan Trust, Series 2007-A3-A1	6.25%		11/25/2037	43,991,560
18,018,536	Indymac Mortgage Loan Trust, Series 2007-AR3-3A1	5.71%	#	07/25/2037	15,947,377
1,187,968	Indymac Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	970,999
35,983,977	Indymac Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	22,215,086
10,403,231	Jefferies & Company, Inc., Series 2010-R1-1A1	6.00%	# ^	03/26/2037	10,947,502
2,171,432	Jefferies & Company, Inc., Series 2010-R6-1A2	6.00%	^	09/26/2037	2,268,795
27,971,182	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	24,766,719
8,966,964	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	7,939,682
8,717,824	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	7,479,383
6,500,000	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	4,451,957
15,069,000	JP Morgan Alternative Loan Trust, Series 2006-S4-A3A	5.78%	#	12/25/2036	14,099,039
16,000,000	JP Morgan Mortgage Acquisition Corporation, Series 2006-CH2-AF3	5.46%	#	10/25/2036	10,158,800
5,968,266	JP Morgan Mortgage Acquisition Corporation, Series 2006-WF1-A5	6.41%	#	07/25/2036	3,785,423
15,000,000	JP Morgan Mortgage Acquisition Corporation, Series 2007-CH1-AF5	5.52%	#	11/25/2036	12,940,995
5,780,609	JP Morgan Mortgage Trust, Series 2005-A6-5A1	5.27%	#	08/25/2035	5,795,755
6,091,659	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	6,339,038
5,560,677	JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	4,922,525
18,289,216	JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	16,272,528
13,793,155	JP Morgan Mortgage Trust, Series 2006-S3-1A21	0.59%	#	08/25/2036	8,611,142
13,793,156	JP Morgan Mortgage Trust, Series 2006-S3-1A22	6.91%	#I/F I/O	08/25/2036	3,438,454
8,522,168	JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	7,587,380
19,555,822	JP Morgan Mortgage Trust, Series 2006-S4-A8	0.59%	#	01/25/2037	12,154,813
19,555,822	JP Morgan Mortgage Trust, Series 2006-S4-A9	6.41%	#I/F I/O	01/25/2037	4,831,960
5,335,212	JP Morgan Mortgage Trust, Series 2007-A2-2A1	2.94%	#	04/25/2037	4,161,772
25,317,930	JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	22,566,972
11,928,266	JP Morgan Mortgage Trust, Series 2007-S3-1A1	5.50%		08/25/2037	10,664,549
19,319,498	JP Morgan Mortgage Trust, Series 2007-S3-1A35	6.00%		08/25/2037	16,678,436
3,239,582	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	2,787,134
17,813,843	JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	15,378,254
20,316,101	JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	17,644,971
9,926,017	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	9,656,377
25,411,499	JP Morgan Resecuritization Trust, Series 2010-1-1A4	6.00%	^	02/26/2037	15,467,420
20,240,895	JP Morgan Resecuritization Trust, Series 2010-2-3A9	6.00%	^	07/26/2036	10,071,576
8,024,874	JP Morgan Resecuritization Trust, Series 2010-8-2A3	4.50%	# ^	11/26/2034	8,157,557
7,678,283	JP Morgan Resecuritization Trust, Series 2012-2-3A3	2.77%	# ^	10/26/2036	7,745,748
8,679,181	Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	7,410,875
9,915,243	Lehman Mortgage Trust, Series 2005-2-5A5	5.75%		12/25/2035	9,144,838
15,057,811	Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	15,027,011
1,359,959	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	1,256,795
7,275,153	Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	6,908,896
4,366,548	Lehman Mortgage Trust, Series 2006-1-1A1	0.96%	#	02/25/2036	2,605,323
13,099,645	Lehman Mortgage Trust, Series 2006-1-1A2	4.54%	#I/F I/O	02/25/2036	1,798,516
20,016,895	Lehman Mortgage Trust, Series 2006-1-3A1	0.96%	#	02/25/2036	15,728,085
20,016,895	Lehman Mortgage Trust, Series 2006-1-3A2	4.54%	#I/F I/O	02/25/2036	3,471,960
7,436,598	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	6,857,934
8,907,816	Lehman Mortgage Trust, Series 2006-4-1A3	5.40%	#I/F I/O	08/25/2036	1,508,254
5,661,615	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	4,429,656
13,552,438	Lehman Mortgage Trust, Series 2006-5-2A1	0.56%	#	09/25/2036	5,638,770
28,229,581	Lehman Mortgage Trust, Series 2006-5-2A2	6.94%	#I/F I/O	09/25/2036	9,001,736
25,290,806	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	18,045,395
17,387,233	Lehman Mortgage Trust, Series 2006-6-4A5	6.00%		12/25/2036	17,486,088
6,589,690	Lehman Mortgage Trust, Series 2006-7-2A2	0.66%	#	11/25/2036	2,982,507
19,804,701	Lehman Mortgage Trust, Series 2006-7-2A5	6.34%	#I/F I/O	11/25/2036	5,316,513
6,761,567	Lehman Mortgage Trust, Series 2006-9-1A19	29.72%	#I/F	01/25/2037	10,249,167
7,511,478	Lehman Mortgage Trust, Series 2006-9-1A5	0.81%	#	01/25/2037	3,778,972
22,311,813	Lehman Mortgage Trust, Series 2006-9-1A6	4.94%	#I/F I/O	01/25/2037	4,130,318
8,678,973	Lehman Mortgage Trust, Series 2006-9-2A1	0.59%	#	01/25/2037	3,886,622
19,114,989	Lehman Mortgage Trust, Series 2006-9-2A2	6.41%	#I/F I/O	01/25/2037	4,890,207
20,961,426	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	19,577,888
6,071,138	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	4,532,921
5,824,441	Lehman Mortgage Trust, Series 2007-4-2A11	0.54%	#	05/25/2037	2,324,977
20,179,748	Lehman Mortgage Trust, Series 2007-4-2A8	6.46%	#I/F I/O	05/25/2037	6,052,492
2,278,578	Lehman Mortgage Trust, Series 2007-4-2A9	0.54%	#	05/25/2037	1,252,785
28,184,420	Lehman Mortgage Trust, Series 2007-5-11A1	5.70%	#	06/25/2037	20,223,209
19,140,721	Lehman Mortgage Trust, Series 2007-5-3A4	5.00%		12/25/2035	18,014,376
4,495,966	Lehman Mortgage Trust, Series 2007-5-4A3	38.82%	#I/F	08/25/2036	7,169,067
1,690,814	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	1,443,585
1,585,990	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	1,350,324
13,406,409	Lehman Mortgage Trust, Series 2008-2-1A6	6.00%		03/25/2038	12,945,389
3,375,915	Lehman XS Trust, Series 2005-10-2A3B	5.55%	#	01/25/2036	2,711,349
16,500,000	Lehman XS Trust, Series 2005-4-2A3A	5.00%	#	10/25/2035	11,396,146
2,375,787	Lehman XS Trust, Series 2006-11-2A1	0.34%	#	06/25/2046	2,350,303
6,308,000	Lehman XS Trust, Series 2006-5-2A4A	5.89%	#	04/25/2036	5,853,398
12,759,005	Long Beach Mortgage Loan Trust, Series 2006-WL1-2A3	0.45%	#	01/25/2046	11,640,831
7,059,125	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	2.62%	#	03/25/2035	5,479,875
10,164,806	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	2.81%	#	07/25/2035	8,559,290
12,112,227	MASTR Adjustable Rate Mortgages Trust, Series 2007-2-A2	0.32%	#	03/25/2047	11,648,783
3,626,984	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	3,479,045
1,991,457	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	1,982,298
10,387,533	MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	9,823,754
5,556,892	MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	4,449,934
13,375,451	MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	12,151,323
11,894,615	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	10,553,313
4,975,000	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3	4.33%	#	12/25/2032	3,889,607
29,900,566	MASTR Asset Backed Securities Trust, Series 2006-AM2-A3	0.38%	#	06/25/2036	19,837,426
7,886,027	MASTR Asset Backed Securities Trust, Series 2006-NC1-A3	0.40%	#	01/25/2036	7,488,303
833,573	MASTR Asset Securitization Trust, Series 2003-1-30B2	5.75%		02/25/2033	833,806
1,106,615	MASTR Asset Securitization Trust, Series 2007-1-1A1	5.50%		11/25/2037	1,103,890
9,437,040	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	8,829,266
1,534,441	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	1,401,439
3,486,480	MASTR Seasoned Securitization Trust, Series 2005-2-2A1	0.61%	#	10/25/2032	2,988,328
16,014,396	Merrill Lynch Mortgage Investors Trust, Series 2006-3-1A	2.58%	#	10/25/2036	15,347,629
6,385,289	Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	6,000,927
1,780,846	Morgan Stanley Capital, Inc., Series 2003-NC6-M2	3.13%	#	06/25/2033	1,443,578
4,848,231	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1	0.91%	#	12/25/2035	3,329,164
13,400,748	Morgan Stanley Mortgage Loan Trust, Series 2005-10-2A1	5.62%	#	12/25/2035	12,968,312
1,975,450	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A1	0.49%	#	11/25/2035	1,811,870
7,569,208	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.23%	#	08/25/2036	4,229,670
21,335,553	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	16,613,675
11,173,773	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	5.65%	#	10/25/2046	7,650,727
3,385,480	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	5.58%	#	10/25/2046	2,041,233
1,481,941	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	1,375,157
69,816,198	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.58%	#	06/25/2036	52,485,758
5,810,326	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	4,772,759
5,880,846	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	4,830,686
7,908,741	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	6,370,242
28,272,192	Morgan Stanley Mortgage Loan Trust, Series 2007-14AR-2A3	2.68%	#	10/25/2037	21,601,255
5,231,175	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	5.92%	#	09/25/2046	3,290,511
3,922,068	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.08%	#	09/25/2046	2,652,853
2,892,732	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	5.62%	#	01/25/2047	2,633,329
11,798,427	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	5.86%	#	01/25/2047	8,654,099
6,900,967	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	5.96%	#	01/25/2047	5,085,323
4,476,347	Morgan Stanley Re-Remic Trust, Series 2010-R9-1A	4.00%	# ^	08/26/2036	4,570,630
7,950,241	Morgan Stanley Re-Remic Trust, Series 2010-R9-1B	7.13%	# ^	08/26/2036	5,207,939
66,464,044	Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	7.86%	# ^	11/26/2036	49,194,984
9,661,254	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94%	# ^	02/26/2037	10,088,799
46,546,464	MSDWCC Heloc Trust, Series 2007-1-A	0.31%	#	12/25/2031	39,826,412
1,852,817	New York Mortgage Trust, Series 2005-2-A	0.54%	#	08/25/2035	1,792,836
48,496,538	Newcastle Mortgage Securities Trust, Series 2006-1-A3	0.39%	#	03/25/2036	47,570,133
2,178,365	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	4.86%	#	02/25/2035	2,032,203
21,285,801	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16%	#	05/25/2036	12,227,363
4,325,655	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41%	#	05/25/2036	2,503,246
21,263,071	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	14,127,078
4,614,995	Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65%	#	01/25/2036	3,095,441
2,311,180	Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76%	#	06/25/2036	1,468,095
22,648,510	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#	10/25/2036	12,513,981
4,141,181	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#	02/25/2037	2,702,545
20,640,602	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99%	#	02/25/2037	13,408,156
1,331,855	Option One Mortgage Loan Trust, Series 2002-2-A	0.75%	#	06/25/2032	1,144,276
1,796,773	Option One Mortgage Loan Trust, Series 2004-3-M3	0.86%	#	11/25/2034	1,562,396
2,375,508	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	1,971,522
44,128,876	PHH Alternative Mortgage Trust, Series 2007-3-A2	0.40%	#	07/25/2037	37,506,103
1,402,450	Popular ABS Mortgage Pass-Thru Trust, Series 2005-5-AF6	5.12%	#	11/25/2035	1,356,531
3,463,765	Prime Mortgage Trust, Series 2006-1-2A5	6.00%		06/25/2036	3,403,010
5,280,193	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50%	^	05/25/2035	5,063,101
11,516,735	RAAC Series, Series 2007-SP2-A1	0.41%	#	06/25/2047	11,366,603
67,086,643	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	53,967,145
1,962,492	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75%	#	05/25/2036	1,284,483
11,295,926	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47%	#	01/25/2037	6,343,227
22,243,977	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69%	#	01/25/2037	12,918,123
18,423,324	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68%	#	06/25/2037	9,327,913
9,963,940	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20%	#	06/25/2037	5,532,657
13,294,954	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	13,643,727
1,321,875	Residential Accredit Loans, Inc., Series 2005-QS12-A11	48.84%	#I/F	08/25/2035	2,876,952
5,948,759	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	5,215,432
10,376,539	Residential Accredit Loans, Inc., Series 2005-QS13-2A1	0.91%	#	09/25/2035	7,202,957
42,543,808	Residential Accredit Loans, Inc., Series 2005-QS13-2A2	4.84%	#I/F I/O	09/25/2035	7,254,315
18,644,838	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	14,031,191
9,358,810	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	6,677,932
9,349,661	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	7,942,317
10,226,215	Residential Accredit Loans, Inc., Series 2005-QS16-A1	0.91%	#	11/25/2035	7,341,809
10,224,447	Residential Accredit Loans, Inc., Series 2005-QS16-A2	4.59%	#I/F I/O	11/25/2035	1,527,476
4,778,963	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	4,165,473
3,313,848	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	2,886,472
13,859,948	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	12,072,479
9,851,214	Residential Accredit Loans, Inc., Series 2005-QS17-A2	1.06%	#	12/25/2035	6,726,719
9,851,214	Residential Accredit Loans, Inc., Series 2005-QS17-A4	4.94%	#I/F I/O	12/25/2035	1,614,314
7,926,592	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	6,904,327
5,924,057	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	5,853,963
4,334,041	Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	3,788,645
3,836,658	Residential Accredit Loans, Inc., Series 2005-QS9-A1	0.71%	#	06/25/2035	3,150,969
9,591,646	Residential Accredit Loans, Inc., Series 2005-QS9-A4	4.79%	#I/F I/O	06/25/2035	1,702,853
3,847,914	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	2,977,414
4,008,125	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	3,066,410
9,711,150	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	7,014,077
15,376,220	Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	12,015,609
8,273,541	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	6,618,874
3,067,668	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	2,377,725
10,908,142	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	8,454,814
3,184,209	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	2,468,055
3,440,913	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	2,667,024
1,361,634	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	1,055,392
7,504,532	Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	5,543,125
41,691,932	Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	30,795,204
4,200,411	Residential Accredit Loans, Inc., Series 2006-QS1-A6	41.25%	#I/F	01/25/2036	8,206,095
28,661,730	Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	22,386,129
6,057,221	Residential Accredit Loans, Inc., Series 2006-QS4-A8	1.31%	#I/F	04/25/2036	5,042,110
18,474,221	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	14,193,707
23,457,885	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	18,494,748
40,679,398	Residential Accredit Loans, Inc., Series 2006-QS8-A5	5.34%	#I/F I/O	08/25/2036	7,894,061
14,108,056	Residential Accredit Loans, Inc., Series 2006-QS9-1A6	5.09%	#I/F I/O	07/25/2036	2,543,139
12,640,341	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	9,937,994
42,423,397	Residential Accredit Loans, Inc., Series 2007-QS1-1A2	5.24%	#I/F I/O	01/25/2037	8,069,142
4,270,365	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	3,352,721
10,664,513	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	8,550,135
1,851,050	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	1,463,041
68,800,275	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	54,269,278
10,970,632	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	8,514,226
8,367,238	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	6,114,564
3,451,827	Residential Accredit Loans, Inc., Series 2007-QS5-A5	0.51%	#	03/25/2037	1,894,936
11,464,306	Residential Accredit Loans, Inc., Series 2007-QS5-A8	6.49%	#I/F I/O	03/25/2037	2,894,686
9,371,120	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	7,028,466
3,013,088	Residential Accredit Loans, Inc., Series 2007-QS6-A13	53.25%	#I/F	04/25/2037	7,576,891
13,418,709	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	10,064,213
21,385,276	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	16,587,265
1,477,013	Residential Accredit Loans, Inc., Series 2007-QS6-A77	54.09%	#I/F	04/25/2037	3,773,685
14,745,235	Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	9,181,791
12,325,095	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	9,628,087
692,142	Residential Asset Mortgage Products, Inc., Series 2004-RS4-AI6	5.07%	#	04/25/2034	718,199
3,979,554	Residential Asset Mortgage Products, Inc., Series 2004-RS5-AI6	5.55%	#	05/25/2034	3,867,635
7,118,083	Residential Asset Mortgage Products, Inc., Series 2004-RS7-AI6	5.22%	#	07/25/2034	6,475,929
1,052,377	Residential Asset Mortgage Products, Inc., Series 2004-RS8-AI4	5.06%	#	06/25/2032	1,067,367
1,522,098	Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI4	4.77%	#	10/25/2032	1,435,970
1,979,589	Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI6	4.72%	#	07/25/2034	1,792,985
3,907,276	Residential Asset Mortgage Products, Inc., Series 2004-RZ2-AI4	5.35%	#	02/25/2033	3,552,784
7,550,000	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#	01/25/2035	6,173,005
10,025,153	Residential Asset Mortgage Products, Inc., Series 2006-RS5-A3	0.38%	#	09/25/2036	8,658,594
769,937	Residential Asset Securities Corporation, Series 2002-KS1-AI6	6.08%	#	06/25/2032	710,352
3,435,627	Residential Asset Securities Corporation, Series 2003-KS11-MI1	5.13%	#	01/25/2034	3,204,856
5,994,161	Residential Asset Securities Corporation, Series 2005-AHL3-A2	0.45%	#	11/25/2035	5,765,565
24,218,578	Residential Asset Securities Corporation, Series 2006-EMX5-A3	0.37%	#	07/25/2036	19,295,062
2,155,194	Residential Asset Securities Corporation, Series 2006-KS4-A3	0.36%	#	06/25/2036	2,078,791
10,304,191	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	7,195,195
8,342,233	Residential Asset Securitization Trust, Series 2005-A12-A7	4.79%	#I/F I/O	11/25/2035	1,239,914
6,456,537	Residential Asset Securitization Trust, Series 2005-A12-A8	0.76%	#	11/25/2035	4,673,703
8,188,952	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	6,682,631
5,795,873	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	5,331,749
10,732,105	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	9,632,354
11,082,619	Residential Asset Securitization Trust, Series 2005-A8CB-A2	4.79%	#I/F I/O	07/25/2035	1,887,902
9,460,145	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	7,459,329
1,803,782	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	1,507,625
13,634,571	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	10,316,107
14,295,533	Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	10,738,519
27,970,344	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	23,056,752
22,743,462	Residential Asset Securitization Trust, Series 2006-A14C-2A6	0.66%	#	12/25/2036	7,417,746
50,191,410	Residential Asset Securitization Trust, Series 2006-A14C-2A7	6.34%	#I/F I/O	12/25/2036	16,015,928
13,858,322	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	11,312,929
1,727,421	Residential Asset Securitization Trust, Series 2006-A4-2A5	6.00%		05/25/2036	1,388,024
8,163,711	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	7,089,040
11,063,463	Residential Asset Securitization Trust, Series 2006-R1-A1	27.56%	#I/F	01/25/2046	14,846,901
71,949,502	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	63,876,912
1,917,038	Residential Asset Securitization Trust, Series 2007-A3-1A2	44.78%	#I/F	04/25/2037	4,563,736
31,558,944	Residential Asset Securitization Trust, Series 2007-A5-1A4	5.89%	#I/F I/O	05/25/2037	7,429,859
8,150,383	Residential Asset Securitization Trust, Series 2007-A5-1A6	0.61%	#	05/25/2037	2,252,436
17,513,232	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	15,828,835
7,675,155	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	6,936,832
28,042,068	Residential Asset Securitization Trust, Series 2007-A6-1A2	6.00%		06/25/2037	24,398,422
15,911,416	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	12,989,873
31,010,485	Residential Asset Securitization Trust, Series 2007-A7-A6	6.00%		07/25/2037	25,316,557
10,695,247	Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	10,997,772
6,336,761	Residential Funding Mortgage Securities Trust, Series 2005-S4-A1	5.50%		05/25/2035	6,434,176
10,267,757	Residential Funding Mortgage Securities Trust, Series 2005-S9-A10	6.25%		12/25/2035	10,024,524
25,908,993	Residential Funding Mortgage Securities Trust, Series 2005-S9-A6	5.75%		12/25/2035	26,449,209
1,925,612	Residential Funding Mortgage Securities Trust, Series 2005-S9-A8	5.50%		12/25/2035	1,924,935
24,680,095	Residential Funding Mortgage Securities Trust, Series 2006-S11-A1	6.00%		11/25/2036	22,818,080
690,086	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	627,024
13,973,744	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	12,503,545
11,737,353	Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	10,840,608
13,223,421	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	12,213,138
24,686,614	Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	22,800,532
3,857,695	Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	3,562,963
10,770,492	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	10,056,494
3,488,372	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	3,167,368
79,641,993	Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	73,550,336
13,215,671	Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	11,772,559
26,232,169	Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	22,724,902
13,159,810	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	5.93%	#	02/25/2037	12,283,156
72,440,000	Saxon Asset Securities Trust, Series 2006-3-A3	0.38%	#	10/25/2046	49,934,703
637,130	Sequoia Mortgage Trust, Series 2003-4-2A1	0.56%	#	07/20/2033	630,927
602,364	Soundview Home Equity Loan Trust, Series 2007-1-2A1	0.30%	#	03/25/2037	595,396
31,109,624	STARM Mortgage Loan Trust, Series 2007-2-1A1	3.13%	#	04/25/2037	24,431,554
17,451,047	STARM Mortgage Loan Trust, Series 2007-3-1A1	3.15%	#	06/25/2037	14,924,205
25,808,142	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-8A	4.27%	#	09/25/2034	25,499,670
6,067,322	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	5.58%	#	02/25/2036	4,873,555
776,103	Structured Asset Securities Corporation, Series 2003-18XS-A6	4.54%	#	06/25/2033	788,106
6,785,119	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.60%	#	07/25/2033	6,704,919
28,319,803	Structured Asset Securities Corporation, Series 2003-35-1A1	5.13%	#	12/25/2033	28,572,599
13,219,270	Structured Asset Securities Corporation, Series 2004-11XS-2A2	5.40%	#	06/25/2034	13,833,318
6,647,949	Structured Asset Securities Corporation, Series 2004-15-2A1	4.75%		09/25/2019	6,761,004
27,013,029	Structured Asset Securities Corporation, Series 2004-22-A2	5.32%	#	01/25/2035	26,855,692
49,295,943	Structured Asset Securities Corporation, Series 2005-10-1A1	5.75%		06/25/2035	49,740,321
11,229,880	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	11,808,663
12,240,268	Structured Asset Securities Corporation, Series 2005-13-3A1	6.00%		09/25/2035	11,386,050
6,207,814	Structured Asset Securities Corporation, Series 2005-14-1A1	0.51%	#	07/25/2035	5,561,655
1,842,473	Structured Asset Securities Corporation, Series 2005-14-1A4	23.59%	#I/F	07/25/2035	2,311,312
75,226,741	Structured Asset Securities Corporation, Series 2005-14-4A1	5.75%		07/25/2035	74,861,101
7,973,704	Structured Asset Securities Corporation, Series 2005-15-1A1	5.50%		08/25/2035	8,199,225
18,573,416	Structured Asset Securities Corporation, Series 2005-16-1A2	5.50%		09/25/2035	19,003,734
12,500,000	Structured Asset Securities Corporation, Series 2005-3-1A6	5.75%		03/25/2035	11,526,669
7,043,544	Structured Asset Securities Corporation, Series 2005-6-4A1	5.00%		05/25/2035	7,158,611
2,105,104	Suntrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	1,794,142
3,772,705	Suntrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	2,702,723
2,361,195	Thornburg Mortgage Securities Trust, Series 2003-6-A2	1.21%	#	12/25/2033	2,034,675
19,455,867	Thornburg Mortgage Securities Trust, Series 2004-4-5A	4.82%	#	12/25/2044	19,421,421
31,171,767	Thornburg Mortgage Securities Trust, Series 2007-1-A1	2.14%	#	03/25/2037	26,785,510
9,743,647	Thornburg Mortgage Securities Trust, Series 2007-1-A2A	5.80%	#	03/25/2037	8,469,875
11,918,668	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	10,777,521
7,040,402	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4-5A1	5.50%		06/25/2035	6,773,979
2,517,576	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB12	48.29%	#I/F	07/25/2035	5,942,024
8,152,530	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB6	0.81%	#	07/25/2035	5,756,359
3,582,314	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6-2A7	5.50%		08/25/2035	3,425,557
2,581,466	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-3CB	6.50%		08/25/2035	1,957,545
7,012,843	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-CX	5.50%	I/O	11/25/2035	1,327,289
3,291,808	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR14-1A1	2.53%	#	12/25/2035	3,287,038
11,862,774	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	9,633,759
5,996,780	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A2	5.75%		02/25/2036	4,869,985
5,096,326	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A7	5.75%		02/25/2036	4,149,600
6,003,867	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A8	5.75%		07/25/2036	4,562,969
10,534,217	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB1	6.00%		07/25/2036	7,479,568
19,134,571	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	13,586,043
9,434,848	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A5	6.45%	#	07/25/2036	4,802,404
6,398,763	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-9-A7	5.93%	#	10/25/2036	4,410,437
22,879,205	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-1A1	2.69%	#	09/25/2036	18,554,315
32,867,554	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15-1A	1.01%	#	11/25/2046	25,845,927
3,538,388	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6-2A3	5.11%	#	08/25/2036	3,295,228
24,455,372	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	21,815,048
996,650	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	38.22%	#I/F	06/25/2037	1,801,002
24,916,238	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	20,190,350
47,323,541	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3-4A1	2.75%	#	03/25/2037	42,133,332
44,928,351	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5-1A1	2.47%	#	05/25/2037	37,271,504
41,108,994	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6-2A3	5.07%	#	06/25/2037	35,637,900
4,950,156	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	4,247,459
18,740,361	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	16,080,082
151,930,377	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	137,968,735
20,135,574	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1	0.56%	#	06/25/2037	10,481,160
29,662,819	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2	6.44%	#I/F I/O	06/25/2037	7,613,378
2,161,502	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	1,893,355
10,488,092	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	9,965,087
21,741,979	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A4	6.00%		07/25/2037	20,714,312
21,404,903	Wells Fargo Alternative Loan Trust, Series 2007-PA3-4A3	6.50%		07/25/2037	16,788,775
263,848,543	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	249,948,342
3,124,063	Wells Fargo Alternative Loan Trust, Series 2007-PA5-2A1	6.00%		11/25/2022	3,257,791
41,084,278	Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y-3A3	2.73%	#	11/25/2034	41,869,604
32,597,931	Wells Fargo Mortgage Backed Securities Trust, Series 2005-12-1A5	5.50%		11/25/2035	33,204,937
1,471,969	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4-A7	23.06%	#I/F	04/25/2035	2,534,051
8,777,164	Wells Fargo Mortgage Backed Securities Trust, Series 2005-8-A1	5.50%		10/25/2035	9,084,628
6,603,979	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	2.66%	#	10/25/2035	3,237,089
20,231,025	Wells Fargo Mortgage Backed Securities Trust, Series 2006-12-A3	6.00%		10/25/2036	19,251,428
22,653,064	Wells Fargo Mortgage Backed Securities Trust, Series 2006-14-A1	6.00%		10/25/2036	22,047,740
27,845,603	Wells Fargo Mortgage Backed Securities Trust, Series 2006-15-A1	6.00%		11/25/2036	27,391,970
9,787,789	Wells Fargo Mortgage Backed Securities Trust, Series 2006-16-A2	5.00%		11/25/2036	10,053,190
275,994	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-1A4	18.81%	#I/F	03/25/2036	393,210
5,165,326	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	5,213,485
5,666,847	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A6	5.50%		03/25/2036	5,595,479
2,369,084	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-1A8	5.75%		04/25/2036	2,400,142
884,841	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-2A2	5.50%		04/25/2036	881,222
13,387,161	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A1	0.61%	#	05/25/2036	9,347,130
13,387,161	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A2	6.89%	#I/F I/O	05/25/2036	2,924,840
5,644,474	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A1	0.00%	P/O	08/25/2036	3,347,148
5,644,474	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A2	6.00%	I/O	08/25/2036	675,279
27,992,161	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	3.04%	#	09/25/2036	23,990,234
13,426,202	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	2.61%	#	09/25/2036	11,686,630
17,271,319	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	5.57%	#	04/25/2036	17,082,707
5,992,937	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A18	6.00%		07/25/2037	6,053,355
9,838,653	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	9,384,535
8,999,069	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	9,112,111
74,997,774	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	75,386,900
67,293,567	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A1	6.00%		03/25/2037	63,583,740
3,894,487	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A18	5.75%		03/25/2037	3,643,911
8,771,413	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A9	6.00%		03/25/2037	8,287,854
6,041,553	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-3A2	5.25%		03/25/2037	6,299,766
6,246,740	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A3	6.00%		04/25/2037	6,017,638
6,908,461	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A11	6.50%		04/25/2037	6,634,586
26,333,040	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A15	6.00%		04/25/2037	24,948,502
5,979,099	Wells Fargo Mortgage Backed Securities Trust, Series 2007-5-1A6	23.61%	#I/F	05/25/2037	7,994,722
20,522,519	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A4	6.00%		05/25/2037	20,487,713
2,233,284	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	2,147,988
72,312,473	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	70,263,969
9,184,295	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	9,259,161
6,660,801	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43	0.71%	#	06/25/2037	5,278,125
18,197,166	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	17,626,630
7,703,717	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8	0.71%	#	06/25/2037	6,104,549
3,475,282	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9	37.74%	#I/F	06/25/2037	6,528,331
4,831,797	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A13	0.58%	#	07/25/2037	3,914,915
4,831,797	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A14	38.52%	#I/F	07/25/2037	8,583,607
4,026,497	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A16	6.00%		07/25/2037	3,943,847
53,146,499	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A2	6.00%		07/25/2037	51,422,533
7,513,372	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A20	6.00%		07/25/2037	7,194,662
4,795,111	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-2A2	6.00%		07/25/2037	4,797,638
11,714,100	Wells Fargo Mortgage Backed Securities Trust, Series 2007-9-1A5	5.50%		07/25/2037	12,252,070
127,811,387	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	5.99%	#	12/28/2037	129,179,416
46,285,880	Wells Fargo Mortgage Loan Trust, Series 2012-RR1-A1	2.85%	# ^	08/27/2037	47,123,385
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $9,280,971,047)					9,775,134,662

US Government / Agency Mortgage Backed Obligations - 47.6%
33,411,260	Federal Home Loan Mortgage Corporation, Pool C03490	4.50%		08/01/2040	35,989,086
132,306,200	Federal Home Loan Mortgage Corporation, Pool C91388	3.50%		02/01/2032	141,464,585
68,466,542	Federal Home Loan Mortgage Corporation, Pool C91403	3.50%		03/01/2032	73,205,874
73,766,450	Federal Home Loan Mortgage Corporation, Pool C91413	3.50%		12/01/2031	78,872,648
34,830,228	Federal Home Loan Mortgage Corporation, Pool C91417	3.50%		01/01/2032	37,241,216
128,451,443	Federal Home Loan Mortgage Corporation, Pool C91447	3.50%		05/01/2032	137,342,998
122,994,901	Federal Home Loan Mortgage Corporation, Pool C91594	3.00%		01/01/2033	129,227,342
45,022,251	Federal Home Loan Mortgage Corporation, Pool D99724	3.00%		11/01/2032	47,303,635
100,354,197	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	108,504,650
28,934,888	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	31,140,214
81,119,821	Federal Home Loan Mortgage Corporation, Pool G06172	5.50%		12/01/2038	87,644,747
58,079,345	Federal Home Loan Mortgage Corporation, Pool G06871	6.00%		06/01/2038	63,304,562
109,517,462	Federal Home Loan Mortgage Corporation, Pool G06954	6.00%		05/01/2040	119,199,283
138,853,308	Federal Home Loan Mortgage Corporation, Pool G07011	6.00%		05/01/2040	151,128,546
29,556,070	Federal Home Loan Mortgage Corporation, Pool T60392	4.00%		10/01/2041	31,017,080
23,087,906	Federal Home Loan Mortgage Corporation, Pool T60681	4.00%		05/01/2042	24,229,183
52,462,342	Federal Home Loan Mortgage Corporation, Pool T60782	3.50%		07/01/2042	54,569,158
80,222,454	Federal Home Loan Mortgage Corporation, Pool T60853	3.50%		09/01/2042	83,444,079
78,551,719	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	81,706,249
9,985,758	Federal Home Loan Mortgage Corporation, Pool T65110	3.50%		10/01/2042	10,386,772
31,418,680	Federal Home Loan Mortgage Corporation, Pool T69016	5.00%		06/01/2041	33,170,212
1,274,933	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	1,429,990
8,105,223	Federal Home Loan Mortgage Corporation, Series 2519-ZD	5.50%		11/15/2032	9,007,662
4,859,529	Federal Home Loan Mortgage Corporation, Series 2596-ZL	5.00%		04/15/2033	5,361,550
89,856,115	Federal Home Loan Mortgage Corporation, Series 267-30	3.00%		08/15/2042	94,232,704
2,562,241	Federal Home Loan Mortgage Corporation, Series 2684-ZN	4.00%		10/15/2033	2,767,611
163,825,968	Federal Home Loan Mortgage Corporation, Series 269-30	3.00%		08/15/2042	171,689,410
242,811,493	Federal Home Loan Mortgage Corporation, Series 272-30	3.00%		08/15/2042	251,936,837
71,366,697	Federal Home Loan Mortgage Corporation, Series 274-30	3.00%		08/15/2042	74,325,207
13,518,676	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	14,641,936
196,369,408	Federal Home Loan Mortgage Corporation, Series 280-30	3.00%		09/15/2042	205,688,632
11,902,662	Federal Home Loan Mortgage Corporation, Series 2825-PZ	5.50%		07/15/2034	13,980,825
48,817,298	Federal Home Loan Mortgage Corporation, Series 284-300	3.00%		10/15/2042	50,704,748
20,868,196	Federal Home Loan Mortgage Corporation, Series 2898-JZ	5.00%		12/15/2034	23,102,053
26,627,960	Federal Home Loan Mortgage Corporation, Series 2899-AZ	5.00%		12/15/2034	29,623,473
21,315,372	Federal Home Loan Mortgage Corporation, Series 2909-Z	5.00%		12/15/2034	23,746,241
56,937,228	Federal Home Loan Mortgage Corporation, Series 2932-Z	5.00%		02/15/2035	63,149,792
5,608,621	Federal Home Loan Mortgage Corporation, Series 2990-JL	6.44%	#I/F I/O	03/15/2035	778,169
18,695,926	Federal Home Loan Mortgage Corporation, Series 3002-SN	6.29%	#I/F I/O	07/15/2035	4,067,622
13,678,730	Federal Home Loan Mortgage Corporation, Series 3030-SL	5.89%	#I/F I/O	09/15/2035	2,457,731
3,797,234	Federal Home Loan Mortgage Corporation, Series 3045-DI	6.52%	#I/F I/O	10/15/2035	810,585
24,734,228	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	28,173,089
6,317,703	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	7,046,459
7,593,200	Federal Home Loan Mortgage Corporation, Series 3174-PZ	5.00%		01/15/2036	8,708,678
4,132,072	Federal Home Loan Mortgage Corporation, Series 3187-JZ	5.00%		07/15/2036	4,550,284
5,687,081	Federal Home Loan Mortgage Corporation, Series 3188-ZK	5.00%		07/15/2036	6,383,021
15,826,715	Federal Home Loan Mortgage Corporation, Series 3203-SE	6.29%	#I/F I/O	08/15/2036	3,093,566
19,477,320	Federal Home Loan Mortgage Corporation, Series 3203-Z	5.00%		07/15/2036	22,407,216
30,861,951	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	35,504,391
16,715,184	Federal Home Loan Mortgage Corporation, Series 3261-SA	6.22%	#I/F I/O	01/15/2037	2,936,774
32,928,667	Federal Home Loan Mortgage Corporation, Series 3267-BA	5.80%		11/15/2036	36,195,454
30,503,473	Federal Home Loan Mortgage Corporation, Series 3275-SC	5.87%	#I/F I/O	02/15/2037	3,593,651
13,967,740	Federal Home Loan Mortgage Corporation, Series 3315-HZ	6.00%		05/15/2037	16,169,063
68,608,930	Federal Home Loan Mortgage Corporation, Series 3326-GS	6.44%	#I/F I/O	06/15/2037	9,423,491
3,295,667	Federal Home Loan Mortgage Corporation, Series 3351-ZC	5.50%		07/15/2037	3,792,947
39,444,351	Federal Home Loan Mortgage Corporation, Series 3355-BI	5.84%	#I/F I/O	08/15/2037	6,052,542
3,399,417	Federal Home Loan Mortgage Corporation, Series 3369-Z	6.00%		09/15/2037	3,984,211
11,787,309	Federal Home Loan Mortgage Corporation, Series 3405-ZG	5.50%		01/15/2038	13,372,018
29,703,734	Federal Home Loan Mortgage Corporation, Series 3417-SI	5.97%	#I/F I/O	02/15/2038	3,246,802
47,029,016	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.44%	#I/F I/O	03/15/2038	4,260,984
7,722,659	Federal Home Loan Mortgage Corporation, Series 3423-SG	5.44%	#I/F I/O	03/15/2038	877,189
7,208,632	Federal Home Loan Mortgage Corporation, Series 3451-S	5.82%	#I/F I/O	02/15/2037	816,061
13,158,092	Federal Home Loan Mortgage Corporation, Series 3455-SC	5.85%	#I/F I/O	06/15/2038	1,471,067
8,244,960	Federal Home Loan Mortgage Corporation, Series 3473-SM	5.86%	#I/F I/O	07/15/2038	956,781
28,462,012	Federal Home Loan Mortgage Corporation, Series 3484-SE	5.64%	#I/F I/O	08/15/2038	3,369,361
17,157,556	Federal Home Loan Mortgage Corporation, Series 3519-SD	5.34%	#I/F I/O	02/15/2038	2,343,691
8,619,675	Federal Home Loan Mortgage Corporation, Series 3524-LB	5.47%	# I/O	06/15/2038	9,144,527
1,092,195	Federal Home Loan Mortgage Corporation, Series 3530-GZ	4.50%		05/15/2039	1,134,937
40,430,453	Federal Home Loan Mortgage Corporation, Series 3541-EI	6.54%	#I/F I/O	06/15/2039	6,312,415
16,125,961	Federal Home Loan Mortgage Corporation, Series 3545-SA	5.94%	#I/F I/O	06/15/2039	1,985,859
6,708,367	Federal Home Loan Mortgage Corporation, Series 3549-SA	5.59%	#I/F I/O	07/15/2039	688,135
41,519,378	Federal Home Loan Mortgage Corporation, Series 3577-LS	6.99%	#I/F I/O	08/15/2035	6,307,396
12,584,626	Federal Home Loan Mortgage Corporation, Series 3582-SA	5.79%	#I/F I/O	10/15/2049	1,429,944
11,140,980	Federal Home Loan Mortgage Corporation, Series 3583-GB	4.50%		10/15/2039	12,239,146
58,552,469	Federal Home Loan Mortgage Corporation, Series 3606-CS	6.14%	#I/F I/O	12/15/2039	9,529,567
15,982,924	Federal Home Loan Mortgage Corporation, Series 3616-SG	6.14%	#I/F I/O	03/15/2032	3,150,886
29,339,244	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	33,748,756
16,765,954	Federal Home Loan Mortgage Corporation, Series 3631-SE	6.19%	#I/F I/O	05/15/2039	1,738,661
11,588,642	Federal Home Loan Mortgage Corporation, Series 3641-SB	6.29%	#I/F I/O	10/15/2034	290,308
25,583,481	Federal Home Loan Mortgage Corporation, Series 3641-Z	5.50%		02/15/2036	29,369,184
19,943,945	Federal Home Loan Mortgage Corporation, Series 3654-ZB	5.50%		11/15/2037	23,306,783
39,954,113	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	46,537,412
18,681,185	Federal Home Loan Mortgage Corporation, Series 3667-SB	6.24%	#I/F I/O	05/15/2040	2,429,886
45,225,637	Federal Home Loan Mortgage Corporation, Series 3688-CM	4.00%		07/15/2029	46,129,494
32,380,162	Federal Home Loan Mortgage Corporation, Series 3702-SG	5.84%	#I/F I/O	08/15/2032	6,529,078
11,978,189	Federal Home Loan Mortgage Corporation, Series 3704-EI	5.00%	I/O	12/15/2036	1,664,614
3,741,293	Federal Home Loan Mortgage Corporation, Series 3712-SG	23.93%	#I/F	08/15/2040	7,368,122
34,019,886	Federal Home Loan Mortgage Corporation, Series 3724-CM	5.50%		06/15/2037	37,724,175
230,109,189	Federal Home Loan Mortgage Corporation, Series 3725-CS	5.79%	#I/F I/O	05/15/2040	32,825,421
101,303,271	Federal Home Loan Mortgage Corporation, Series 3726-SA	5.84%	#I/F I/O	09/15/2040	11,678,606
98,000,000	Federal Home Loan Mortgage Corporation, Series 3738-BP	4.00%		12/15/2038	105,802,368
11,543,319	Federal Home Loan Mortgage Corporation, Series 3741-SC	9.58%	#I/F	10/15/2040	11,950,749
5,168,459	Federal Home Loan Mortgage Corporation, Series 3745-SY	9.58%	#I/F	10/15/2040	5,274,979
8,501	Federal Home Loan Mortgage Corporation, Series 3747-KS	14.37%	#I/F	10/15/2040	8,564
48,529,555	Federal Home Loan Mortgage Corporation, Series 3752-BS	9.57%	#I/F	11/15/2040	56,537,815
11,694,285	Federal Home Loan Mortgage Corporation, Series 3758-SM	9.57%	#I/F	11/15/2040	11,944,377
13,259,296	Federal Home Loan Mortgage Corporation, Series 3768-ZX	5.00%		12/15/2040	15,315,103
18,900,000	Federal Home Loan Mortgage Corporation, Series 3771-AL	4.00%		12/15/2030	20,613,493
18,761,630	Federal Home Loan Mortgage Corporation, Series 3779-BY	3.50%		12/15/2030	20,113,668
27,025,911	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	27,881,403
24,250,000	Federal Home Loan Mortgage Corporation, Series 3779-LB	4.00%		12/15/2030	26,593,059
7,824,287	Federal Home Loan Mortgage Corporation, Series 3779-SH	9.38%	#I/F	12/15/2040	8,013,821
3,500,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	3,761,560
15,000,000	Federal Home Loan Mortgage Corporation, Series 3783-AC	4.00%		01/15/2031	16,528,770
20,914,883	Federal Home Loan Mortgage Corporation, Series 3786-SG	9.08%	#I/F	01/15/2041	21,723,996
11,731,674	Federal Home Loan Mortgage Corporation, Series 3788-AY	3.50%		01/15/2031	12,598,392
6,588,853	Federal Home Loan Mortgage Corporation, Series 3793-SA	9.38%	#I/F	01/15/2041	6,704,952
10,795,445	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	11,749,681
629,001	Federal Home Loan Mortgage Corporation, Series 3796-SK	9.48%	#I/F	01/15/2041	631,593
2,377,806	Federal Home Loan Mortgage Corporation, Series 3798-SD	9.18%	#I/F	12/15/2040	2,415,974
16,865,129	Federal Home Loan Mortgage Corporation, Series 3800-VZ	4.50%		02/15/2041	19,505,626
63,032,736	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	74,255,935
18,000,000	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	19,331,271
15,277,557	Federal Home Loan Mortgage Corporation, Series 3812-EY	3.50%		02/15/2031	16,394,904
11,899,519	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	13,246,265
17,612,675	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	20,515,059
35,500,000	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	38,113,386
12,921,832	Federal Home Loan Mortgage Corporation, Series 3828-SW	12.57%	#I/F	02/15/2041	13,611,474
13,940,983	Federal Home Loan Mortgage Corporation, Series 3829-VZ	4.00%		03/15/2041	15,089,233
4,080,034	Federal Home Loan Mortgage Corporation, Series 3838-TS	8.41%	#I/F	04/15/2041	4,090,839
5,433,579	Federal Home Loan Mortgage Corporation, Series 3843-PZ	5.00%		04/15/2041	6,772,343
4,723,742	Federal Home Loan Mortgage Corporation, Series 3843-SC	12.72%	#I/F	04/15/2041	4,910,013
7,214,727	Federal Home Loan Mortgage Corporation, Series 3845-LS	12.72%	#I/F	03/15/2041	7,590,701
67,627,772	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	79,349,626
10,229,000	Federal Home Loan Mortgage Corporation, Series 3870-PB	4.50%		06/15/2041	11,799,821
66,348,397	Federal Home Loan Mortgage Corporation, Series 3871-LZ	5.50%		06/15/2041	79,345,153
117,187,648	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	125,113,986
30,000,000	Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	33,613,425
12,378,000	Federal Home Loan Mortgage Corporation, Series 3877-GY	4.50%		06/15/2041	14,181,202
48,849,771	Federal Home Loan Mortgage Corporation, Series 3877-ZU	4.50%		06/15/2041	55,352,945
28,042,386	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	30,247,513
17,051,181	Federal Home Loan Mortgage Corporation, Series 3888-ZU	4.50%		06/15/2041	19,287,921
51,138,123	Federal Home Loan Mortgage Corporation, Series 3900-SB	5.76%	#I/F I/O	07/15/2041	5,518,110
37,493,872	Federal Home Loan Mortgage Corporation, Series 3901-VZ	4.00%		07/15/2041	40,514,266
19,238,239	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	22,441,464
8,550,328	Federal Home Loan Mortgage Corporation, Series 3910-ZE	5.00%		10/15/2034	9,812,797
12,330,000	Federal Home Loan Mortgage Corporation, Series 3919-KL	4.50%		09/15/2041	14,167,552
25,349,446	Federal Home Loan Mortgage Corporation, Series 3919-ZJ	4.00%		09/15/2041	27,916,179
9,166,766	Federal Home Loan Mortgage Corporation, Series 3924-US	9.13%	#I/F	09/15/2041	9,330,064
10,708,209	Federal Home Loan Mortgage Corporation, Series 3942-JZ	4.00%		10/15/2041	11,549,238
39,008,475	Federal Home Loan Mortgage Corporation, Series 3946-SM	14.07%	#I/F	10/15/2041	42,018,916
7,270,111	Federal Home Loan Mortgage Corporation, Series 3957-DZ	3.50%		11/15/2041	7,580,091
10,000,000	Federal Home Loan Mortgage Corporation, Series 3964-VM	4.00%		11/15/2034	11,026,525
85,233,255	Federal Home Loan Mortgage Corporation, Series 3969-AB	4.00%		10/15/2033	93,489,118
10,325,553	Federal Home Loan Mortgage Corporation, Series 3982-AZ	3.50%		01/15/2042	10,748,183
51,879,710	Federal Home Loan Mortgage Corporation, Series 3990-ZA	3.50%		01/15/2042	53,243,913
43,421,188	Federal Home Loan Mortgage Corporation, Series 3999-ZB	4.00%		02/15/2042	49,290,495
24,619,739	Federal Home Loan Mortgage Corporation, Series 4016-KZ	4.00%		03/15/2042	27,054,164
49,734,511	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	50,473,591
61,210,044	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	68,296,392
60,986,353	Federal Home Loan Mortgage Corporation, Series 4084-TZ	4.00%		07/15/2042	66,629,329
19,169,183	Federal Home Loan Mortgage Corporation, Series 4097-TG	2.00%		05/15/2039	19,491,628
34,849,252	Federal Home Loan Mortgage Corporation, Series 4097-ZA	3.50%		08/15/2042	35,755,733
97,063,000	Federal Home Loan Mortgage Corporation, Series 4109-GE	4.50%		10/15/2041	113,913,477
70,300,000	Federal Home Loan Mortgage Corporation, Series 4109-KD	3.00%		05/15/2032	72,722,714
5,969,963	Federal Home Loan Mortgage Corporation, Series 4121-AV	3.00%		12/15/2035	6,322,545
214,714,656	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	242,130,067
3,493,962	Federal National Mortgage Association, Series 2002-70-QZ	5.50%		11/25/2032	3,915,227
5,896,213	Federal National Mortgage Association, Series 2002-75-ZG	5.50%		11/25/2032	6,540,878
8,704,327	Federal National Mortgage Association, Series 2003-117-KS	6.89%	#I/F I/O	08/25/2033	1,121,337
32,772,880	Federal National Mortgage Association, Series 2003-129-ZT	5.50%		01/25/2034	37,463,761
15,249,302	Federal National Mortgage Association, Series 2003-29-ZL	5.00%		04/25/2033	16,757,375
9,533,235	Federal National Mortgage Association, Series 2003-64-ZG	5.50%		07/25/2033	10,586,848
20,312,336	Federal National Mortgage Association, Series 2003-84-PZ	5.00%		09/25/2033	23,305,207
55,759,355	Federal National Mortgage Association, Series 2003-92-PZ	5.00%		09/25/2033	63,224,585
19,500,000	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	22,844,786
15,631,072	Federal National Mortgage Association, Series 2004-46-PJ	5.79%	#I/F I/O	03/25/2034	2,285,291
11,765,145	Federal National Mortgage Association, Series 2004-51-XP	7.49%	#I/F I/O	07/25/2034	1,935,247
5,000,000	Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	5,589,722
7,000,000	Federal National Mortgage Association, Series 2004-W4-A5	5.50%		06/25/2034	7,809,014
1,421,752	Federal National Mortgage Association, Series 2005-107-EG	4.50%		01/25/2026	1,539,493
2,116,619	Federal National Mortgage Association, Series 2005-37-ZK	4.50%		05/25/2035	2,353,393
31,755,702	Federal National Mortgage Association, Series 2005-87-SE	5.84%	#I/F I/O	10/25/2035	4,616,307
25,825,420	Federal National Mortgage Association, Series 2005-87-SG	6.49%	#I/F I/O	10/25/2035	4,775,903
18,613,340	Federal National Mortgage Association, Series 2006-101-SA	6.37%	#I/F I/O	10/25/2036	3,159,953
7,263,560	Federal National Mortgage Association, Series 2006-123-LI	6.11%	#I/F I/O	01/25/2037	1,345,654
10,912,159	Federal National Mortgage Association, Series 2006-16-HZ	5.50%		03/25/2036	12,226,698
34,096,367	Federal National Mortgage Association, Series 2006-56-SM	6.54%	#I/F I/O	07/25/2036	7,219,108
31,184,575	Federal National Mortgage Association, Series 2006-60-YI	6.36%	#I/F I/O	07/25/2036	6,143,857
8,234,934	Federal National Mortgage Association, Series 2006-93-SN	6.39%	#I/F I/O	10/25/2036	1,219,432
11,098,336	Federal National Mortgage Association, Series 2007-109-VZ	5.00%		10/25/2035	13,451,511
8,436,433	Federal National Mortgage Association, Series 2007-116-BI	6.04%	#I/F I/O	05/25/2037	1,510,953
43,451,580	Federal National Mortgage Association, Series 2007-14-PS	6.60%	#I/F I/O	03/25/2037	7,576,504
4,029,881	Federal National Mortgage Association, Series 2007-2-SH	31.80%	#I/F	08/25/2036	5,416,808
13,896,649	Federal National Mortgage Association, Series 2007-30-OI	6.23%	#I/F I/O	04/25/2037	2,209,831
6,082,907	Federal National Mortgage Association, Series 2007-30-SI	5.90%	#I/F I/O	04/25/2037	752,011
19,037,860	Federal National Mortgage Association, Series 2007-32-SG	5.89%	#I/F I/O	04/25/2037	2,837,115
17,192,123	Federal National Mortgage Association, Series 2007-57-SX	6.41%	#I/F I/O	10/25/2036	2,542,830
13,971,231	Federal National Mortgage Association, Series 2007-60-VZ	6.00%		07/25/2037	16,413,731
12,855,880	Federal National Mortgage Association, Series 2007-71-GZ	6.00%		07/25/2047	15,152,082
15,418,932	Federal National Mortgage Association, Series 2007-75-ID	5.66%	#I/F I/O	08/25/2037	2,447,638
7,665,177	Federal National Mortgage Association, Series 2007-93-SB	3.94%	#I/F I/O	01/25/2036	319,936
10,708,607	Federal National Mortgage Association, Series 2007-9-SD	6.44%	#I/F I/O	03/25/2037	1,555,270
8,500,000	Federal National Mortgage Association, Series 2008-27-B	5.50%		04/25/2038	9,412,917
17,824,580	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	19,914,762
22,551,974	Federal National Mortgage Association, Series 2008-48-BE	5.00%		06/25/2034	25,527,842
14,302,439	Federal National Mortgage Association, Series 2008-48-SD	5.79%	#I/F I/O	06/25/2037	1,648,618
16,199,013	Federal National Mortgage Association, Series 2008-53-LI	5.94%	#I/F I/O	07/25/2038	2,062,097
15,657,970	Federal National Mortgage Association, Series 2008-57-SE	5.79%	#I/F I/O	02/25/2037	1,787,614
12,753,063	Federal National Mortgage Association, Series 2008-5-MS	6.04%	#I/F I/O	02/25/2038	1,997,687
10,955,372	Federal National Mortgage Association, Series 2008-61-SC	5.79%	#I/F I/O	07/25/2038	1,310,930
13,067,886	Federal National Mortgage Association, Series 2008-62-SC	5.79%	#I/F I/O	07/25/2038	1,496,206
16,082,053	Federal National Mortgage Association, Series 2008-65-SA	5.79%	#I/F I/O	08/25/2038	1,775,166
23,848,173	Federal National Mortgage Association, Series 2008-81-LP	5.50%		09/25/2038	26,083,641
32,474,837	Federal National Mortgage Association, Series 2009-106-EZ	4.50%		01/25/2040	36,000,435
20,737,419	Federal National Mortgage Association, Series 2009-111-SE	6.04%	#I/F I/O	01/25/2040	2,519,974
3,157,423	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	3,527,415
43,475,708	Federal National Mortgage Association, Series 2009-42-SI	5.79%	#I/F I/O	06/25/2039	5,078,106
19,783,107	Federal National Mortgage Association, Series 2009-42-SX	5.79%	#I/F I/O	06/25/2039	2,379,004
16,642,371	Federal National Mortgage Association, Series 2009-47-SA	5.89%	#I/F I/O	07/25/2039	2,003,920
8,214,080	Federal National Mortgage Association, Series 2009-48-WS	5.74%	#I/F I/O	07/25/2039	904,843
31,986,347	Federal National Mortgage Association, Series 2009-49-S	6.54%	#I/F I/O	07/25/2039	5,554,324
7,840,581	Federal National Mortgage Association, Series 2009-51-BZ	4.50%		07/25/2039	8,544,767
4,718,862	Federal National Mortgage Association, Series 2009-54-EZ	5.00%		07/25/2039	5,409,453
18,548,920	Federal National Mortgage Association, Series 2009-70-SA	5.59%	#I/F I/O	09/25/2039	2,083,938
10,000,000	Federal National Mortgage Association, Series 2009-80-PM	4.50%		10/25/2039	11,370,575
20,829,041	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	22,769,391
36,221,046	Federal National Mortgage Association, Series 2009-85-ES	7.02%	#I/F I/O	01/25/2036	8,121,005
25,077,889	Federal National Mortgage Association, Series 2009-90-IB	5.51%	#I/F I/O	04/25/2037	2,973,174
5,950,063	Federal National Mortgage Association, Series 2009-94-BC	5.00%		11/25/2039	6,702,228
44,103,371	Federal National Mortgage Association, Series 2010-101-SA	4.27%	#I/F I/O	09/25/2040	6,000,603
19,263,714	Federal National Mortgage Association, Series 2010-101-ZC	4.50%		09/25/2040	21,360,858
54,414,133	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	61,282,775
38,353,084	Federal National Mortgage Association, Series 2010-10-SA	6.14%	#I/F I/O	02/25/2040	5,164,143
12,644,038	Federal National Mortgage Association, Series 2010-10-ZA	4.50%		02/25/2040	13,941,576
12,716,486	Federal National Mortgage Association, Series 2010-111-S	5.74%	#I/F I/O	10/25/2050	1,410,535
12,000,202	Federal National Mortgage Association, Series 2010-116-Z	4.00%		10/25/2040	13,009,226
19,508,225	Federal National Mortgage Association, Series 2010-117-SA	4.29%	#I/F I/O	10/25/2040	1,747,582
20,000,000	Federal National Mortgage Association, Series 2010-120-KD	4.00%		10/25/2040	21,728,450
104,835,476	Federal National Mortgage Association, Series 2010-121-SD	4.29%	#I/F I/O	10/25/2040	10,343,005
1,922,738	Federal National Mortgage Association, Series 2010-126-SU	52.65%	#I/F	11/25/2040	2,963,226
3,727,866	Federal National Mortgage Association, Series 2010-126-SX	14.36%	#I/F	11/25/2040	3,972,898
11,973,034	Federal National Mortgage Association, Series 2010-128-HZ	4.00%		11/25/2040	12,965,437
12,234,536	Federal National Mortgage Association, Series 2010-132-Z	4.50%		11/25/2040	13,538,034
88,008	Federal National Mortgage Association, Series 2010-137-VS	14.36%	#I/F	12/25/2040	120,275
6,470,000	Federal National Mortgage Association, Series 2010-142-AV	4.00%		11/25/2029	7,001,787
16,706,661	Federal National Mortgage Association, Series 2010-142-AZ	4.00%		12/25/2040	18,323,824
29,244,860	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	31,852,990
4,674,000	Federal National Mortgage Association, Series 2010-153-VB	4.00%		05/25/2027	4,967,485
3,639,568	Federal National Mortgage Association, Series 2010-155-SA	9.57%	#I/F	01/25/2041	3,680,178
50,180,062	Federal National Mortgage Association, Series 2010-16-SA	5.24%	#I/F I/O	03/25/2040	6,125,586
3,159,077	Federal National Mortgage Association, Series 2010-21-DZ	5.00%		03/25/2040	3,832,756
19,468,575	Federal National Mortgage Association, Series 2010-21-KS	4.74%	#I/F I/O	03/25/2040	1,783,368
7,169,608	Federal National Mortgage Association, Series 2010-2-GS	6.24%	#I/F I/O	12/25/2049	844,983
17,277,165	Federal National Mortgage Association, Series 2010-2-MS	6.04%	#I/F I/O	02/25/2050	2,295,522
31,595,731	Federal National Mortgage Association, Series 2010-31-SA	4.79%	#I/F I/O	04/25/2040	3,825,308
21,820,780	Federal National Mortgage Association, Series 2010-31-VZ	4.00%		04/25/2040	23,503,381
34,900,938	Federal National Mortgage Association, Series 2010-34-PS	4.72%	#I/F I/O	04/25/2040	2,613,508
8,475,349	Federal National Mortgage Association, Series 2010-35-ES	6.24%	#I/F I/O	04/25/2040	1,053,974
14,901,916	Federal National Mortgage Association, Series 2010-35-SV	6.24%	#I/F I/O	04/25/2040	1,847,566
14,946,361	Federal National Mortgage Association, Series 2010-46-MS	4.74%	#I/F I/O	05/25/2040	1,438,714
21,831,667	Federal National Mortgage Association, Series 2010-49-ZW	4.50%		05/25/2040	24,255,070
10,455,460	Federal National Mortgage Association, Series 2010-4-SK	6.02%	#I/F I/O	02/25/2040	2,054,274
8,500,000	Federal National Mortgage Association, Series 2010-58-ES	11.93%	#I/F	06/25/2040	9,454,347
27,547,507	Federal National Mortgage Association, Series 2010-59-MS	5.56%	#I/F I/O	06/25/2040	4,181,830
65,918,172	Federal National Mortgage Association, Series 2010-59-PS	6.24%	#I/F I/O	03/25/2039	8,421,363
36,290,078	Federal National Mortgage Association, Series 2010-59-SC	4.79%	#I/F I/O	01/25/2040	3,952,904
8,907,208	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	9,687,862
5,000,000	Federal National Mortgage Association, Series 2010-61-EL	4.50%		06/25/2040	5,455,645
12,384,255	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	14,328,460
36,465,130	Federal National Mortgage Association, Series 2010-76-ZK	4.50%		07/25/2040	41,356,052
22,099,743	Federal National Mortgage Association, Series 2010-79-CZ	4.00%		07/25/2040	23,331,428
32,676,665	Federal National Mortgage Association, Series 2010-79-VZ	4.50%		07/25/2040	37,126,737
22,293,137	Federal National Mortgage Association, Series 2010-84-ZC	4.50%		08/25/2040	24,667,902
44,586,274	Federal National Mortgage Association, Series 2010-84-ZD	4.50%		08/25/2040	49,335,805
40,537,840	Federal National Mortgage Association, Series 2010-84-ZG	4.50%		08/25/2040	44,163,431
9,596,693	Federal National Mortgage Association, Series 2010-90-SA	5.64%	#I/F I/O	08/25/2040	1,052,845
6,203,065	Federal National Mortgage Association, Series 2010-94-Z	4.50%		08/25/2040	6,863,031
8,668,587	Federal National Mortgage Association, Series 2010-99-SG	23.93%	#I/F	09/25/2040	16,131,676
24,815,977	Federal National Mortgage Association, Series 2010-9-DS	5.09%	#I/F I/O	02/25/2040	2,656,640
520,021	Federal National Mortgage Association, Series 2011-110-LS	9.67%	#I/F	11/25/2041	601,431
7,049,251	Federal National Mortgage Association, Series 2011-111-EZ	5.00%		11/25/2041	8,412,548
14,667,679	Federal National Mortgage Association, Series 2011-111-VZ	4.00%		11/25/2041	16,147,318
914,925	Federal National Mortgage Association, Series 2011-11-SC	9.08%	#I/F	03/25/2041	920,579
9,997,118	Federal National Mortgage Association, Series 2011-123-SC	9.37%	#I/F	12/25/2041	10,102,862
40,336,057	Federal National Mortgage Association, Series 2011-127-PM	4.00%		12/25/2041	40,020,145
30,000,000	Federal National Mortgage Association, Series 2011-131-PB	4.50%		12/25/2041	35,459,745
29,500,000	Federal National Mortgage Association, Series 2011-16-AL	3.50%		03/25/2031	31,492,430
38,800,000	Federal National Mortgage Association, Series 2011-17-NY	3.50%		03/25/2031	41,638,821
12,039,497	Federal National Mortgage Association, Series 2011-17-SA	6.26%	#I/F I/O	03/25/2041	1,744,778
3,799,669	Federal National Mortgage Association, Series 2011-18-S	9.06%	#I/F	03/25/2041	3,826,178
11,000,000	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	11,777,172
6,107,870	Federal National Mortgage Association, Series 2011-27-BS	8.57%	#I/F	04/25/2041	7,298,385
56,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	59,758,692
16,193,167	Federal National Mortgage Association, Series 2011-2-GZ	4.00%		02/25/2041	17,542,698
10,000,000	Federal National Mortgage Association, Series 2011-2-VD	4.00%		07/25/2027	10,676,910
18,549,239	Federal National Mortgage Association, Series 2011-36-VZ	4.50%		05/25/2041	20,544,581
26,390,447	Federal National Mortgage Association, Series 2011-37-Z	4.50%		05/25/2041	29,847,226
7,116,545	Federal National Mortgage Association, Series 2011-38-BZ	4.00%		05/25/2041	7,616,721
8,748,233	Federal National Mortgage Association, Series 2011-39-CB	3.00%		05/25/2026	9,387,270
17,098,233	Federal National Mortgage Association, Series 2011-40-LZ	4.50%		05/25/2041	18,878,775
23,544,826	Federal National Mortgage Association, Series 2011-42-MZ	4.50%		05/25/2041	26,274,201
16,004,520	Federal National Mortgage Association, Series 2011-45-ZA	4.00%		05/25/2031	17,500,422
25,448,508	Federal National Mortgage Association, Series 2011-45-ZB	4.50%		05/25/2041	28,789,516
11,000,000	Federal National Mortgage Association, Series 2011-48-SC	8.78%	#I/F	06/25/2041	11,677,140
42,498,502	Federal National Mortgage Association, Series 2011-58-SA	6.34%	#I/F I/O	07/25/2041	9,525,308
13,670,708	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	15,016,664
13,969,748	Federal National Mortgage Association, Series 2011-60-EL	3.00%		07/25/2026	14,998,948
15,925,959	Federal National Mortgage Association, Series 2011-63-ZE	4.00%		08/25/2038	16,729,137
118,625,252	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	126,195,856
21,616,803	Federal National Mortgage Association, Series 2011-72-LZ	5.50%		04/25/2037	25,662,777
12,000,000	Federal National Mortgage Association, Series 2011-74-KL	5.00%		06/25/2040	14,054,928
7,090,459	Federal National Mortgage Association, Series 2011-77-CZ	4.00%		08/25/2041	7,089,800
21,939,325	Federal National Mortgage Association, Series 2011-77-Z	3.50%		08/25/2041	22,514,059
2,805,458	Federal National Mortgage Association, Series 2011-87-US	13.31%	#I/F	09/25/2041	2,869,457
21,787,531	Federal National Mortgage Association, Series 2011-8-AV	4.00%		01/25/2030	23,522,472
95,792,063	Federal National Mortgage Association, Series 2011-99-DZ	5.00%		10/25/2041	113,037,651
10,422,084	Federal National Mortgage Association, Series 2012-104-Z	3.50%		09/25/2042	10,717,164
20,000,000	Federal National Mortgage Association, Series 2012-111-LB	3.50%		05/25/2041	21,300,220
95,000,000	Federal National Mortgage Association, Series 2012-111-MJ	4.00%		04/25/2042	100,782,175
52,819,008	Federal National Mortgage Association, Series 2012-114-DC	2.00%		08/25/2039	53,824,656
187,802,220	Federal National Mortgage Association, Series 2012-122-AD	2.00%		02/25/2040	191,849,546
126,437,818	Federal National Mortgage Association, Series 2012-122-DB	3.00%		11/25/2042	132,367,752
135,429,344	Federal National Mortgage Association, Series 2012-125-LA	3.00%		11/25/2042	141,858,242
24,798,317	Federal National Mortgage Association, Series 2012-133-PB	6.50%		04/25/2042	27,370,597
152,867,763	Federal National Mortgage Association, Series 2012-144-PT	4.36%	#	11/25/2049	162,452,572
8,787,621	Federal National Mortgage Association, Series 2012-14-BZ	4.00%		03/25/2042	9,479,972
19,049,316	Federal National Mortgage Association, Series 2012-15-PZ	4.00%		03/25/2042	21,646,186
15,443,287	Federal National Mortgage Association, Series 2012-20-ZT	3.50%		03/25/2042	15,878,270
46,368,141	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	52,177,188
38,124,916	Federal National Mortgage Association, Series 2012-31-Z	4.00%		04/25/2042	41,141,169
41,414,385	Federal National Mortgage Association, Series 2012-63-EB	2.00%		08/25/2040	41,869,488
27,390,965	Federal National Mortgage Association, Series 2012-74-Z	4.00%		07/25/2042	30,680,237
20,504,424	Federal National Mortgage Association, Series 2012-86-ZC	3.50%		08/25/2042	21,074,939
28,568,035	Federal National Mortgage Association, Series 2012-96-VZ	3.50%		09/25/2042	29,425,119
79,112,222	Federal National Mortgage Association, Series 2012-98-BG	4.50%		08/25/2040	89,286,291
121,748,902	Federal National Mortgage Association, Series 2012-99-QE	3.00%		09/25/2042	128,440,039
43,844,227	Federal National Mortgage Association, Series 400-S4	5.24%	#I/F I/O	11/25/2039	5,425,100
187,331,155	Federal National Mortgage Association, Series 412-A3	3.00%		08/25/2042	194,508,424
50,756,459	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	55,306,997
54,496,187	Federal National Mortgage Association Pass-Thru, Pool 735141	5.50%		01/01/2035	59,628,940
19,648,918	Federal National Mortgage Association Pass-Thru, Pool 735230	5.50%		02/01/2035	21,499,562
37,546,205	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	40,818,521
62,243,726	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	67,946,016
45,429,924	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	49,449,215
16,179,111	Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	17,662,806
15,314,411	Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	16,670,308
38,594,594	Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%		02/01/2036	41,980,448
5,686,708	Federal National Mortgage Association Pass-Thru, Pool 745571	4.00%		01/01/2019	6,105,333
1,935,346	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	2,096,762
6,141,350	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%		08/01/2035	6,676,596
22,391,239	Federal National Mortgage Association Pass-Thru, Pool 889509	6.00%		05/01/2038	24,517,665
61,586,180	Federal National Mortgage Association Pass-Thru, Pool 889662	6.00%		06/01/2038	67,300,106
76,901,165	Federal National Mortgage Association Pass-Thru, Pool 890385	6.00%		12/01/2039	84,204,227
11,025,500	Federal National Mortgage Association Pass-Thru, Pool 929321	5.50%		03/01/2038	11,981,252
3,636,175	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	3,922,353
7,060,333	Federal National Mortgage Association Pass-Thru, Pool 961410	6.00%		01/01/2038	7,730,831
1,944,809	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%		05/01/2038	2,107,014
15,606,164	Federal National Mortgage Association Pass-Thru, Pool 982036	6.00%		05/01/2038	17,054,094
29,942,506	Federal National Mortgage Association Pass-Thru, Pool 985190	6.00%		08/01/2038	32,720,553
8,891,575	Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%		08/01/2038	9,993,002
11,385,528	Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%		09/01/2038	12,784,147
91,588,248	Federal National Mortgage Association Pass-Thru, Pool 995023	5.50%		08/01/2037	100,100,053
33,567,188	Federal National Mortgage Association Pass-Thru, Pool 995070	5.50%		08/01/2037	36,728,732
126,461,304	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	138,372,133
65,275,923	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	71,262,145
8,203,167	Federal National Mortgage Association Pass-Thru, Pool 995581	6.00%		01/01/2039	8,977,506
110,946,074	Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%		08/01/2036	120,892,873
64,448,546	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	69,398,755
2,458,191	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	2,603,230
10,923,193	Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%		10/01/2031	11,762,189
24,767,345	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	25,740,917
53,266,343	Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%		11/01/2041	55,360,174
18,709,040	Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%		05/01/2032	20,037,864
32,946,274	Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%		05/01/2032	35,235,861
54,406,328	Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%		05/01/2032	58,187,271
29,164,347	Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%		05/01/2042	30,310,760
80,628,627	Federal National Mortgage Association Pass-Thru, Pool AB6750	3.00%		10/01/2032	84,890,644
39,738,710	Federal National Mortgage Association Pass-Thru, Pool AB6751	3.00%		10/01/2032	41,839,293
152,641,434	Federal National Mortgage Association Pass-Thru, Pool AB7077	3.00%		11/01/2042	160,149,556
124,635,713	Federal National Mortgage Association Pass-Thru, Pool AB7344	3.00%		12/01/2032	131,223,938
2,720,259	Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%		06/01/2040	2,872,758
140,862,946	Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%		02/01/2039	153,954,123
54,196,881	Federal National Mortgage Association Pass-Thru, Pool AD0500	5.50%		09/01/2036	59,572,429
3,128,694	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	3,388,578
5,424,643	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%		06/01/2040	5,930,836
493,844	Federal National Mortgage Association Pass-Thru, Pool AD7018	5.00%		04/01/2040	521,529
3,342,220	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%		06/01/2040	3,723,331
9,623,310	Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%		12/01/2040	10,191,106
32,854,713	Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%		01/01/2041	34,146,189
6,765,125	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	7,284,746
39,020,183	Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%		04/01/2026	41,819,473
14,228,921	Federal National Mortgage Association Pass-Thru, Pool AI8889	4.00%		08/01/2041	14,788,242
30,382,908	Federal National Mortgage Association Pass-Thru, Pool AI9831	4.00%		09/01/2041	31,577,221
11,716,484	Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%		09/01/2041	12,177,043
16,057,708	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%		09/01/2041	16,688,916
63,131,894	Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%		10/01/2041	65,613,527
25,614,150	Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%		10/01/2041	26,621,009
21,169,168	Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%		10/01/2041	22,001,301
152,161,296	Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%		11/01/2041	158,142,561
46,659,900	Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%		10/01/2041	48,494,040
15,622,901	Federal National Mortgage Association Pass-Thru, Pool AJ5172	4.00%		11/01/2041	16,237,017
69,942,496	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%		12/01/2041	72,529,986
15,620,760	Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%		12/01/2041	16,234,792
33,005,515	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%		02/01/2042	34,302,919
25,080,875	Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%		02/01/2042	26,066,772
30,430,961	Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%		03/01/2042	31,627,163
42,705,459	Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%		03/01/2042	44,384,156
8,356,359	Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%		03/01/2042	8,849,402
45,057,252	Federal National Mortgage Association Pass-Thru, Pool AL1485	6.00%		01/01/2040	49,336,198
24,027,321	Federal National Mortgage Association Pass-Thru, Pool AL1548	6.00%		07/01/2039	26,478,062
49,125,662	Federal National Mortgage Association Pass-Thru, Pool AL1554	6.00%		01/01/2040	53,790,972
103,433,450	Federal National Mortgage Association Pass-Thru, Pool AL1690	6.00%		05/01/2041	113,256,199
100,557,980	Federal National Mortgage Association Pass-Thru, Pool AL1691	6.00%		06/01/2041	110,107,655
149,685,891	Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%		10/01/2040	163,901,090
48,480,403	Federal National Mortgage Association Pass-Thru, Pool AL1745	6.00%		03/01/2040	53,084,434
49,484,159	Federal National Mortgage Association Pass-Thru, Pool AL1793	6.00%		01/01/2041	54,183,514
124,294,152	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%		05/01/2042	129,179,995
149,262,495	Federal National Mortgage Association Pass-Thru, Pool AP4787	3.50%		09/01/2042	154,784,392
155,931,760	Federal National Mortgage Association Pass-Thru, Pool AP4789	3.50%		09/01/2042	161,700,384
11,327,196	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	12,268,085
393,961	Federal National Mortgage Association Pass-Thru, Pool MA0315	4.50%		01/01/2025	412,190
43,983,665	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	47,755,908
10,153,581	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%		05/01/2030	10,996,984
1,124,238	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%		06/01/2040	1,187,263
3,760,010	Federal National Mortgage Association Pass-Thru, Pool MA0459	4.00%		07/01/2020	4,028,576
3,787,105	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	3,999,412
11,963,239	Federal National Mortgage Association Pass-Thru, Pool MA0502	4.00%		08/01/2020	12,817,737
5,267,257	Federal National Mortgage Association Pass-Thru, Pool MA0517	4.00%		09/01/2020	5,648,749
12,983,724	Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%		10/01/2030	13,980,987
29,698,314	Federal National Mortgage Association Pass-Thru, Pool MA0536	4.00%		10/01/2020	31,819,576
35,838,471	Federal National Mortgage Association Pass-Thru, Pool MA0580	4.00%		11/01/2020	38,398,307
2,496,687	Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%		12/01/2030	2,688,454
60,668,013	Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%		01/01/2031	65,327,845
32,096,248	Federal National Mortgage Association Pass-Thru, Pool MA0871	4.00%		10/01/2041	33,357,910
36,707,052	Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%		11/01/2041	38,149,959
371,957,178	Federal National Mortgage Association Pass-Thru, Pool MA0919	3.50%		12/01/2031	397,806,171
158,274,980	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%		01/01/2032	169,274,226
176,401,316	Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%		02/01/2032	188,660,244
83,596,880	Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%		03/01/2032	89,406,406
30,002,251	Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%		04/01/2042	31,112,170
105,477,957	Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%		05/01/2032	112,808,100
17,807,547	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%		05/01/2042	18,466,329
232,263,398	Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%		06/01/2032	248,404,436
43,857,437	Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%		06/01/2042	45,479,922
53,168,729	Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%		06/01/2042	55,258,723
136,941,133	Federal National Mortgage Association Pass-Thru, Pool MA1107	3.50%		07/01/2032	146,457,794
411,568,327	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%		07/01/2042	426,794,108
461,888,794	Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%		08/01/2042	478,980,776
89,113,233	Federal National Mortgage Association Pass-Thru, Pool MA1138	3.50%		08/01/2032	95,306,116
126,771,141	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%		09/01/2042	131,460,981
353,188,323	Federal National Mortgage Association Pass-Thru, Pool MA1200	3.00%		10/01/2032	371,857,804
17,703,016	Federal National Mortgage Association Pass-Thru, Pool MA1201	3.50%		10/01/2032	18,933,279
267,123,104	Federal National Mortgage Association Pass-Thru, Pool MA1209	3.50%		10/01/2042	278,030,953
494,316,730	Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%		11/01/2032	520,446,239
14,809,491	Federal National Mortgage Association Pass-Thru, Pool MA1242	3.50%		11/01/2042	15,357,362
170,452,586	Federal National Mortgage Association Pass-Thru, Pool MA1275	3.00%		12/01/2032	179,462,684
31,718,086	Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%		09/01/2031	34,154,311
14,700,000	Government National Mortgage Association, Series 2003-67-SP	6.89%	#I/F I/O	08/20/2033	5,207,130
14,851,350	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	17,129,607
5,987,435	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	7,094,383
6,500,000	Government National Mortgage Association, Series 2004-80-PH	5.00%		07/20/2034	7,254,894
22,089,804	Government National Mortgage Association, Series 2004-83-CS	5.87%	#I/F I/O	10/20/2034	3,385,448
2,944,215	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	3,434,666
19,270,310	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	22,584,900
1,417,718	Government National Mortgage Association, Series 2006-24-CX	38.42%	#I/F	05/20/2036	3,213,832
39,462,597	Government National Mortgage Association, Series 2007-26-SJ	4.48%	#I/F I/O	04/20/2037	3,840,776
15,228,592	Government National Mortgage Association, Series 2008-2-SM	6.29%	#I/F I/O	01/16/2038	2,684,242
28,982,765	Government National Mortgage Association, Series 2008-42-AI	7.48%	#I/F I/O	05/16/2038	6,325,543
14,859,375	Government National Mortgage Association, Series 2008-43-SH	6.13%	#I/F I/O	05/20/2038	2,226,156
16,666,652	Government National Mortgage Association, Series 2008-51-SC	6.04%	#I/F I/O	06/20/2038	2,479,959
9,403,745	Government National Mortgage Association, Series 2008-51-SE	6.04%	#I/F I/O	06/16/2038	1,700,945
6,520,046	Government National Mortgage Association, Series 2008-82-SM	5.84%	#I/F I/O	09/20/2038	1,032,334
9,154,503	Government National Mortgage Association, Series 2008-83-SD	6.35%	#I/F I/O	11/16/2036	1,908,389
13,782,465	Government National Mortgage Association, Series 2009-106-VZ	4.50%		11/20/2039	15,879,605
17,496,019	Government National Mortgage Association, Series 2009-10-NS	6.44%	#I/F I/O	02/16/2039	4,020,269
12,500,000	Government National Mortgage Association, Series 2009-24-SN	5.89%	#I/F I/O	09/20/2038	1,697,517
25,841,736	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	28,833,150
64,604,340	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	73,545,743
2,475,421	Government National Mortgage Association, Series 2009-41-ZQ	4.50%		06/16/2039	2,516,386
14,885,165	Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	17,042,680
6,549,889	Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	7,077,263
16,438,591	Government National Mortgage Association, Series 2009-69-TS	5.99%	#I/F I/O	04/16/2039	2,150,847
9,257,352	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	10,514,412
24,764,423	Government National Mortgage Association, Series 2009-87-IG	6.53%	#I/F I/O	03/20/2037	3,311,937
10,844,114	Government National Mortgage Association, Series 2010-166-SJ	9.37%	#I/F	12/20/2040	11,029,014
51,052,769	Government National Mortgage Association, Series 2010-1-SA	5.54%	#I/F I/O	01/16/2040	6,774,233
6,367,677	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	6,673,465
117,277,931	Government National Mortgage Association, Series 2010-26-QS	6.04%	#I/F I/O	02/20/2040	21,156,188
12,767,000	Government National Mortgage Association, Series 2010-42-AY	5.00%		11/20/2039	14,727,558
27,709,220	Government National Mortgage Association, Series 2010-42-ES	5.47%	#I/F I/O	04/20/2040	4,455,382
10,781,808	Government National Mortgage Association, Series 2010-61-AS	6.34%	#I/F I/O	09/20/2039	1,701,064
83,435,606	Government National Mortgage Association, Series 2010-62-SB	5.54%	#I/F I/O	05/20/2040	12,326,551
7,639,045	Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	9,296,928
7,997,913	Government National Mortgage Association, Series 2011-12-PO	0.00%	P/O	12/20/2040	7,691,590
4,191,320	Government National Mortgage Association, Series 2011-14-SM	9.28%	#I/F	08/16/2040	4,312,830
7,833,334	Government National Mortgage Association, Series 2011-18-SN	9.08%	#I/F	12/20/2040	9,533,457
8,333,334	Government National Mortgage Association, Series 2011-18-YS	9.08%	#I/F	12/20/2040	10,142,186
10,777,330	Government National Mortgage Association, Series 2011-51-UZ	4.50%		04/20/2041	12,232,646
13,909,904	Government National Mortgage Association, Series 2011-69-OC	0.00%	P/O	05/20/2041	13,158,605
116,208,566	Government National Mortgage Association, Series 2011-69-SB	5.14%	#I/F I/O	05/20/2041	15,033,124
22,405,032	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	25,595,508
44,533,021	Government National Mortgage Association, Series 2011-72-AS	5.17%	#I/F I/O	05/20/2041	5,984,209
35,295,702	Government National Mortgage Association, Series 2011-72-SK	5.94%	#I/F I/O	05/20/2041	5,239,347
44,002,705	Government National Mortgage Association, Series 2012-105-SE	5.99%	#I/F I/O	01/20/2041	8,267,813
Total US Government / Agency Mortgage Backed Obligations (Cost $17,071,763,954)					17,662,714,128

Short Term Investments - 18.9%
100,000,000	Fannie Mae Discount Notes	0.00%		01/14/2013	99,997,472
50,000,000	Fannie Mae Discount Notes	0.00%		03/13/2013	49,996,100
102,000,000	Federal Home Loan Bank Discount Notes	0.00%		01/30/2013	101,991,783
50,000,000	Federal Home Loan Bank Discount Notes	0.00%		02/06/2013	49,994,500
150,000,000	Federal Home Loan Bank Discount Notes	0.00%		02/20/2013	149,973,959
190,750,000	Federal Home Loan Bank Discount Notes	0.00%		02/22/2013	190,736,224
50,000,000	Federal Home Loan Bank Discount Notes	0.00%		02/27/2013	49,995,646
230,000,000	Federal Home Loan Bank Discount Notes	0.00%		03/01/2013	229,967,530
50,000,000	Federal Home Loan Bank Discount Notes	0.00%		03/06/2013	49,996,500
50,000,000	Federal Home Loan Bank Discount Notes	0.00%		03/08/2013	49,996,400
50,000,000	Federal Home Loan Bank Discount Notes	0.00%		03/11/2013	49,996,200
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		03/13/2013	99,992,200
330,000,000	Federal Home Loan Bank Discount Notes	0.00%		03/15/2013	329,973,600
30,000,000	Federal Home Loan Bank Discount Notes	0.00%		04/01/2013	29,995,560
31,000,000	Federal Home Loan Bank Discount Notes	0.00%		04/09/2013	30,994,978
250,000,000	Federal Home Loan Bank Discount Notes	0.00%		06/21/2013	249,893,750
50,000,000	Federal Home Loan Banks	0.16%		02/06/2013	50,003,050
50,000,000	Federal Home Loan Banks	3.38%		02/27/2013	50,250,450
48,695,000	Federal Home Loan Banks	1.63%		03/20/2013	48,856,326
85,000,000	Federal Home Loan Banks	0.17%	#	05/15/2013	84,994,815
100,000,000	Federal Home Loan Banks	0.17%	#	05/28/2013	99,992,500
100,000,000	Federal Home Loan Banks	0.17%	#	06/04/2013	99,991,800
380,000,000	Federal Home Loan Banks	0.15%		06/14/2013	380,072,580
25,450,000	Federal Home Loan Banks	3.88%		06/14/2013	25,881,225
95,000,000	Federal Home Loan Banks	0.14%		06/20/2013	95,011,685
25,000,000	Federal Home Loan Banks	1.88%		06/21/2013	25,207,675
300,000,000	Federal Home Loan Banks	0.16%		06/27/2013	300,057,600
265,000,000	Federal Home Loan Banks	0.14%		06/28/2013	265,017,490
184,557,000	Federal Home Loan Mortgage Corporation	0.16%	#	03/21/2013	184,570,473
50,000,000	Federal Home Loan Mortgage Corporation	3.50%		05/29/2013	50,699,000
291,278,000	Federal Home Loan Mortgage Corporation	4.50%		07/15/2013	298,148,083
100,000,000	Federal National Mortgage Association	0.22%	#	05/17/2013	100,011,100
1,413,142,587	Fidelity Institutional Government Portfolio	0.01%	♦		1,413,142,587
25,782,000	Freddie Mac Discount Notes	0.00%		02/26/2013	25,779,794
250,000,000	Freddie Mac Discount Notes	0.00%		03/18/2013	249,979,250
100,000,000	Freddie Mac Discount Notes	0.00%		03/20/2013	99,991,400
100,000,000	Freddie Mac Discount Notes	0.00%		03/21/2013	99,991,300
120,000,000	Freddie Mac Discount Notes	0.00%		04/16/2013	119,979,240
100,000,000	Freddie Mac Discount Notes	0.00%		05/14/2013	99,970,700
250,000,000	Freddie Mac Discount Notes	0.00%		06/04/2013	249,904,500
250,000,000	United States Treasury Bills	0.00%		03/28/2013	249,980,750
250,000,000	United States Treasury Bills	0.00%		04/25/2013	249,943,000
200,000,000	United States Treasury Bills	0.00%		05/02/2013	199,945,000
Total Short Term Investments (Cost $7,030,456,731)					7,030,865,775

Total Investments - 99.7% (Cost $35,948,873,111)					37,026,364,204
Other Assets in Excess of Liabilities - 0.3%					118,934,517
NET ASSETS - 100.0%					$37,145,298,721

#	Variable rate security. Rate disclosed as of December 31, 2012.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by DoubleLine Capital LP ("the Adviser"), unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At December 31, 2012, the value of these securities amounted to $2,960,203,569 or 8.0% of net assets.

I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates
P/O	Principal only security
♦	Seven-day yield as of December 31, 2012

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Tax Cost of Investments	$35,948,873,111
Gross Tax Unrealized Appreciation	1,341,601,307
Gross Tax Unrealized Depreciation	(264,110,214)
Net Tax Unrealized Appreciation (Depreciation)	$1,077,491,093

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

DoubleLine Core Fixed Income Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Principal Amount / Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 0.0%
104,173	N-Star Real Estate Ltd., Series 2004-2A-A1	0.56%	# ^	06/28/2039	103,815
Total Collateralized Loan Obligations (Cost $99,485)					103,815

Foreign Corporate Bonds - 12.2%
4,000,000	Abu Dhabi National Energy Company	5.88%		12/13/2021	4,794,000
1,000,000	Abu Dhabi National Energy Company	5.88%	^	12/13/2021	1,198,500
700,000	AES Andres Dominicana Ltd.	9.50%	^	11/12/2020	781,550
4,300,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	4,800,950
2,000,000	AES Gener S.A.	7.50%		03/25/2014	2,132,044
275,000	AES Panama S.A.	6.35%		12/21/2016	304,563
4,700,000	Alfa Invest Ltd.	9.25%		06/24/2013	4,859,800
1,000,000	Alpek S.A. de C.V.	4.50%	^	11/20/2022	1,045,000
2,100,000	Anadolu Efes Biracilik ve Malt Sanayii A.S.	3.38%	^	11/01/2022	2,079,000
490,000	AngloGold Holdings PLC	6.50%		04/15/2040	505,949
9,250,000	Australia and New Zealand Banking Group Ltd.	4.88%	^	01/12/2021	10,859,685
1,500,000	Axiata SPV1 Labuan Ltd.	5.38%		04/28/2020	1,714,845
3,400,000	Banco Bradesco S.A.	5.75%	^	03/01/2022	3,697,500
2,100,000	Banco de Bogota S.A.	5.00%	^	01/15/2017	2,268,000
980,000	Banco de Chile	6.25%		06/15/2016	1,094,787
1,400,000	Banco de Credito del Peru	4.75%		03/16/2016	1,484,000
350,000	Banco de Credito del Peru	9.75%	#	11/06/2069	431,375
503,000	Banco de Credito del Peru	9.75%	# ^	11/06/2069	619,947
200,000	Banco de Credito e Inversiones	3.00%		09/13/2017	204,311
7,200,000	Banco de Credito e Inversiones	3.00%	^	09/13/2017	7,355,210
300,000	Banco del Estado de Chile	2.00%	^	11/09/2017	300,250
4,650,000	Banco do Brasil S.A.	8.50%	#	10/20/2020	5,696,250
500,000	Banco do Brasil S.A.	3.88%		10/10/2022	505,000
895,000	Banco Internacional del Peru	8.50%	#	04/23/2070	1,006,875
1,000,000	Banco Internacional del Peru	5.75%		10/07/2020	1,097,500
1,950,000	Banco Latinoamericano de Comercio Exterior S.A.	3.75%	^	04/04/2017	2,000,700
1,000,000	Banco Mercantil del Norte	4.38%		07/19/2015	1,057,500
1,750,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	1,903,125
650,000	Bancolombia S.A.	4.25%		01/12/2016	682,500
900,000	Bank of Moscow	5.97%	#	11/25/2015	960,750
3,287,000	BP Capital Markets PLC	4.75%		03/10/2019	3,816,444
1,000,000	BP Capital Markets PLC	2.50%		11/06/2022	992,982
10,163,000	British Telecommunications PLC	5.95%		01/15/2018	12,158,739
3,944	BTA Bank	5.50%	^	12/21/2022	2,426
700,000	Celulosa Arauco y Constitucion S.A.	7.25%		07/29/2019	833,991
500,000	Celulosa Arauco y Constitucion S.A.	5.00%		01/21/2021	534,277
4,200,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	4,426,409
2,800,000	Cemex Finance LLC	9.50%		12/14/2016	3,059,000
300,000	Cemex S.A.B. de C.V.	9.00%		01/11/2018	326,250
5,100,000	Cencosud S.A.	4.88%	^	01/20/2023	5,242,499
600,000	CFR International S.A.	5.13%	^	12/06/2022	623,572
600,000	CIMB Bank BHD	2.38%		07/26/2017	606,655
600,000	CNPC General Capital Ltd.	2.75%		04/19/2017	621,154
1,100,000	CNPC General Capital Ltd.	3.95%	^	04/19/2022	1,191,513
800,000	Corporacion Financiera de Desarrollo S.A.	4.75%	^	02/08/2022	882,000
300,000	Corporacion GEO S.A. de C.V.	9.25%		06/30/2020	325,500
1,000,000	Corporacion GEO S.A. de C.V.	8.88%		03/27/2022	1,067,500
2,000,000	Corporacion Lindley S.A.	6.75%	^	11/23/2021	2,320,000
700,000	Corporacion Lindley S.A.	6.75%		11/23/2021	812,000
4,000,000	Corporacion Nacional del Cobre de Chile	3.88%		11/03/2021	4,378,524
1,000,000	Corporacion Nacional del Cobre de Chile	3.00%	^	07/17/2022	1,013,607
2,444,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	2,627,300
2,013,000	Covidien International Finance S.A.	2.80%		06/15/2015	2,106,669
5,450,000	Covidien International Finance S.A.	6.00%		10/15/2017	6,608,398
5,800,000	DBS Bank Ltd.	5.00%	#	11/15/2019	6,147,965
500,000	DBS Bank Ltd.	3.63%	# ^	09/21/2022	524,309
1,936,000	Deutsche Telekom International Finance B.V.	8.75%	#	06/15/2030	2,908,240
4,400,000	Diageo Capital PLC	1.50%		05/11/2017	4,466,915
1,600,000	Dolphin Energy Ltd.	5.50%	^	12/15/2021	1,870,000
4,195,000	EGE Haina Finance Company	9.50%		04/26/2017	4,404,750
2,900,000	Embraer Overseas Ltd.	6.38%		01/24/2017	3,291,500
1,500,000	Embraer Overseas Ltd.	6.38%		01/15/2020	1,747,500
350,000	Empresas ICA S.A.B. de C.V.	8.38%		07/24/2017	378,000
1,200,000	Empresas ICA S.A.B. de C.V.	8.38%	^	07/24/2017	1,296,000
3,580,000	Empresas ICA S.A.B. de C.V.	8.90%		02/04/2021	3,938,000
5,660,000	France Telecom S.A.	2.75%		09/14/2016	5,946,662
3,000,000	Freeport-McMoRan Copper & Gold, Inc.	2.15%		03/01/2017	3,018,924
7,000,000	Gaz Capital S.A.	8.13%		07/31/2014	7,636,300
4,600,000	Gazprombank OJSC	7.93%		06/28/2013	4,770,200
1,700,000	Global Bank Corporation	4.75%		10/05/2017	1,721,250
5,325,000	Globo Communicacao e Participacoes S.A.	6.25%	#	07/20/2015	5,830,875
500,000	Globo Communicacao e Participacoes S.A.	5.31%	# ^	05/11/2022	550,000
1,500,000	GRUMA S.A.B. de C.V.	7.75%		12/29/2041	1,541,250
1,800,000	Grupo Aval Ltd.	5.25%		02/01/2017	1,935,000
2,100,000	Grupo Aval Ltd.	5.25%	^	02/01/2017	2,257,500
3,200,000	Grupo Aval Ltd.	4.75%	^	09/26/2022	3,248,000
2,200,000	Grupo KUO S.A.B. de C.V.	6.25%	^	12/04/2022	2,359,500
3,192,507	IIRSA Norte Finance Ltd.	8.75%		05/30/2024	3,938,915
2,200,000	Industrial Senior Trust	5.50%	^	11/01/2022	2,211,000
800,000	Industry & Construction Bank	5.01%	#	09/29/2015	808,504
400,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	451,000
1,100,000	Inkia Energy Ltd.	8.38%		04/04/2021	1,240,250
2,700,000	Instituto Costarricense de Electricidad	6.95%	^	11/10/2021	3,078,000
2,300,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	2,622,000
500,000	Intercorp Retail Trust	8.88%	^	11/14/2018	571,250
1,400,000	Inversiones CMPC S.A.	4.88%		06/18/2013	1,421,104
450,000	Inversiones CMPC S.A.	4.75%		01/19/2018	476,642
800,000	Inversiones CMPC S.A.	4.75%	^	01/19/2018	847,364
1,600,000	Inversiones CMPC S.A.	6.13%		11/05/2019	1,823,291
2,700,000	Inversiones CMPC S.A.	4.50%	^	04/25/2022	2,780,336
200,000	Inversiones CMPC S.A.	4.50%		04/25/2022	205,951
2,000,000	IOI Investment BHD	4.38%		06/27/2022	2,094,922
575,000	IOI Ventures BHD	5.25%		03/16/2015	616,049
5,100,000	Itau Unibanco Holding S.A.	5.65%		03/19/2022	5,374,125
500,000	Ixe Banco S.A.	9.25%		10/14/2020	595,000
200,000	Ixe Banco S.A.	9.75%		12/29/2041	202,000
800,000	JBS LLC	7.25%		06/01/2021	806,000
8,100,000	Korea Development Bank	4.38%		08/10/2015	8,766,185
3,800,000	Korea Development Bank	4.00%		09/09/2016	4,120,310
200,000	LPG International, Inc.	7.25%		12/20/2015	225,600
2,800,000	Malayan Banking BHD	3.25%	#	09/20/2022	2,798,261
4,300,000	Mexichem S.A.B. de C.V.	4.88%	^	09/19/2022	4,644,000
2,200,000	Minerva Luxembourg S.A.	12.25%	^	02/10/2022	2,645,500
200,000	Minerva Overseas II Ltd.	10.88%		11/15/2019	230,000
2,399,220	Nakilat, Inc.	6.27%		12/31/2033	2,966,611
1,650,000	NET Servicos de Comunicacao S.A.	7.50%		01/27/2020	1,905,750
6,800,000	Oversea-Chinese Banking Corporation	4.25%	#	11/18/2019	7,053,178
3,800,000	Pacific Rubiales Energy Corporation	7.25%	^	12/12/2021	4,408,000
500,000	Pacific Rubiales Energy Corporation	7.25%		12/12/2021	580,000
1,900,000	Pacific Rubiales Energy Corporation	7.25%		12/12/2021	2,204,000
8,150,000	Pemex Project Funding Master Trust	6.63%		06/15/2035	10,391,250
1,800,000	Prime Holdings Labuan Ltd.	5.38%		09/22/2014	1,894,667
600,000	PTT Public Company Ltd.	3.38%		10/25/2022	597,959
2,050,000	PTTEP Australia International Finance Ltd.	4.15%		07/19/2015	2,163,180
3,200,000	Qtel International Finance Ltd.	3.38%		10/14/2016	3,363,600
600,000	Raizen Energy Finance Ltd.	7.00%		02/01/2017	687,000
5,100,000	Raizen Fuels Finance Ltd.	9.50%		08/15/2014	5,686,500
2,432,375	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	2,742,503
1,800,000	Ras Laffan Liquefied Natural Gas Company	5.84%		09/30/2027	2,236,500
1,450,000	Reliance Holdings USA, Inc.	5.40%	^	02/14/2022	1,624,751
2,825,000	Royal KPN N.V.	8.38%		10/01/2030	3,737,831
750,000	RSHB Capital S.A.	7.13%		01/14/2014	790,627
1,600,000	Samarco Mineracao S.A.	4.13%		11/01/2022	1,632,000
3,300,000	Samarco Mineracao S.A.	4.13%	^	11/01/2022	3,366,000
1,900,000	Scotiabank Peru S.A.	4.50%	# ^	12/13/2027	1,904,750
600,000	SK Telecom Ltd.	2.13%	^	05/01/2018	604,781
500,000	Sociedad Quimica y Minera S.A.	5.50%		04/21/2020	568,259
300,000	STATS ChipPAC Ltd.	5.38%		03/31/2016	316,500
200,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	210,000
916,364	Tengizchevroil Finance Corporation	6.12%		11/15/2014	953,687
4,900,000	Transocean, Inc.	6.00%		03/15/2018	5,689,419
200,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	222,000
6,400,000	Tupras Turkiye Petrol Rafinerileri A.S.	4.13%	^	05/02/2018	6,392,000
200,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	216,000
5,000,000	United Overseas Bank Ltd.	5.38%	#	09/03/2019	5,290,070
3,000,000	VIP Finance Ltd.	8.38%		04/30/2013	3,074,400
4,300,000	VTB Capital S.A.	6.88%		05/29/2018	4,865,450
100,000	WPE International Cooperatief U.A.	10.38%	^	09/30/2020	87,000
3,100,000	WPE International Cooperatief U.A.	10.38%		09/30/2020	2,697,000
Total Foreign Corporate Bonds (Cost $328,783,975)					344,524,297

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 1.6%
190,000	Colombia Government International Bond	8.70%		02/15/2016	231,324
10,240,000	Corporacion Andina de Fomento	3.75%		01/15/2016	10,857,523
4,304,000	Costa Rica Government International Bond	6.55%		03/20/2014	4,523,504
6,840,000	Mexico Government International Bond	5.63%		01/15/2017	7,968,600
3,995,000	Penerbangan BHD	5.63%		03/15/2016	4,489,110
2,000,000	State of Qatar	4.50%	^	01/20/2022	2,305,000
6,300,000	State of Qatar	4.50%		01/20/2022	7,260,750
7,300,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	8,443,684
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $43,870,301)					46,079,495

Non-Agency Commercial Mortgage Backed Obligations - 7.3%
250,000	Banc of America Commercial Mortgage, Inc., Series 2001-3-H	6.56%	^	04/11/2037	251,129
400,000	Banc of America Commercial Mortgage, Inc., Series 2007-1-A4	5.45%		01/15/2049	464,062
2,500,000	Banc of America Commercial Mortgage, Inc., Series 2007-2-AM	5.64%	#	04/10/2049	2,857,730
3,500,000	Banc of America Commercial Mortgage, Inc., Series 2007-5-AM	5.77%	#	02/10/2051	3,922,377
2,000,000	Banc of America Large Loan Trust, Series 2007-BMB1-A2	0.96%	# ^	08/15/2029	1,969,126
500,000	Banc of America Re-Remic Trust, Series 2012-CLRN-B	1.81%	# ^	08/15/2029	508,638
1,400,000	Banc of America Re-Remic Trust, Series 2012-CLRN-D	2.91%	# ^	08/15/2029	1,434,000
285,445	Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP2-C	6.83%	#	02/15/2035	286,531
1,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18-AJ	5.01%	#	02/13/2042	1,069,153
375,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AM	5.58%	#	09/11/2041	420,391
325,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-TOP24-AM	5.57%	#	10/12/2041	365,914
2,750,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16-AM	5.72%	#	06/11/2040	3,106,153
2,500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AM	5.89%	#	06/11/2050	2,848,116
4,902,000	CD Commercial Mortgage Trust, Series 2006-CD3-AM	5.65%		10/15/2048	5,546,819
343,793	CD Commercial Mortgage Trust, Series 2007-CD4-ASB	5.28%		12/11/2049	361,505
109,084,729	CD Commercial Mortgage Trust, Series 2007-CD5-XP	0.17%	# ^ I/O	11/15/2044	412,995
4,800,000	CD Commercial Mortgage Trust, Series 2007-CS4-AMFX	5.37%	#	12/11/2049	5,153,803
700,000	Citigroup Commercial Mortgage Trust, Series 2005-C3-AM	4.83%	#	05/15/2043	751,791
2,000,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.70%	#	12/10/2049	2,276,985
4,000,000	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.06%	#	12/10/2049	4,500,472
11,962,777	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	2.26%	# ^ I/O	09/10/2045	1,606,655
3,500,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AMFX	5.53%	#	04/15/2047	3,937,066
150,000	Commercial Mortgage Asset Trust, Series 1999-C1-B	7.23%	#	01/17/2032	154,881
4,951,250	Commercial Mortgage Pass-Through Certificates, Series 2002-LC4-XA	2.53%	# ^ I/O	12/10/2044	766,847
985,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C7-AM	5.77%	#	06/10/2046	1,079,148
2,500,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C8-AM	5.35%		12/10/2046	2,782,286
3,358,115	Commercial Mortgage Pass-Through Certificates, Series 2010-C1-XPA	2.35%	# ^ I/O	07/10/2046	197,652
400,000	Commercial Mortgage Pass-Through Certificates, Series 2011-THL-E	5.95%	^	06/09/2028	416,493
29,944,626	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.22%	# I/O	11/15/2045	4,291,843
2,000,000	Commercial Mortgage Pass-Through Certificates, Series 2012-FL2-GP1	3.71%	# ^	09/17/2029	1,994,509
1,000,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	# ^	11/15/2030	1,066,119
325,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2001-CF2-G	6.93%	^	02/15/2034	315,485
3,455,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C6-AJ	5.23%	#	12/15/2040	3,697,377
5,380,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AM	5.79%	#	06/15/2038	5,925,478
3,750,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	4,066,914
2,500,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C5-AM	5.34%		12/15/2039	2,736,173
1,977,550	Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A-A2	0.38%	# ^	10/15/2021	1,937,871
2,800,000	Credit Suisse Mortgage Capital Certificates, Series 2007-TFLA-B	0.36%	# ^	02/15/2022	2,717,098
3,800,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR2-IQB	5.69%	# ^	04/16/2049	4,229,905
2,500,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR1-1B	5.69%	# ^	04/16/2049	2,782,684
1,500,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR2-3B	5.34%	# ^	12/15/2043	1,682,683
151,418	Crest Ltd., Series 2003-2A-A1	0.79%	# ^	12/28/2018	145,739
3,800,000	DBRR Trust, Series 2011-C32-A3B	5.74%	# ^	06/17/2049	4,262,342
2,500,000	DBRR Trust, Series 2012-EZ1-B	1.39%	^	09/25/2045	2,500,604
5,891,651	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.43%	# ^ I/O	07/10/2044	406,792
1,865,006	DDR Corporation, Series 2009-DDR1-A	3.81%	^	10/14/2022	1,948,587
2,500,000	Fontainebleau Miami Beach Trust, Series 2012-FBLU-C	4.27%	^	05/05/2027	2,624,420
1,150,000	Fontainebleau Miami Beach Trust, Series 2012-FBLU-E	5.25%	^	05/05/2027	1,210,382
1,000,000	GE Capital Commercial Mortgage Corporation, Series 2005-C2-B	5.11%	#	05/10/2043	1,037,190
1,000,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1-AJ	5.35%	#	11/10/2045	841,071
794,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1-AM	5.29%	#	11/10/2045	857,672
300,000	Greenwich Capital Commercial Funding Corporation, Series 2004-FL2A-D	0.53%	# ^	11/05/2019	296,652
100,000	Greenwich Capital Commercial Funding Corporation, Series 2004-FL2A-F	0.62%	# ^	11/05/2019	94,553
3,500,000	Greenwich Capital Commercial Funding Corporation, Series 2005-GG5-AM	5.28%	#	04/10/2037	3,798,186
3,500,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	3,926,787
4,000,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AMFX	5.48%		03/10/2039	4,332,532
1,000,000	GS Mortgage Securities Corporation II, Series 2004-GG2-A6	5.40%	#	08/10/2038	1,057,715
1,000,000	GS Mortgage Securities Corporation II, Series 2006-GG6-AM	5.62%	#	04/10/2038	1,105,287
17,808,088	GS Mortgage Securities Corporation II, Series 2006-GG6-XC	0.09%	# ^ I/O	04/10/2038	31,075
2,000,000	GS Mortgage Securities Corporation II, Series 2007-EOP-A2	1.26%	# ^	03/06/2020	2,002,806
735,000	GS Mortgage Securities Corporation II, Series 2007-GG10-A4	5.79%	#	08/10/2045	851,718
4,923,174	GS Mortgage Securities Corporation II, Series 2011-GC5-XA	1.75%	# ^ I/O	08/10/2044	425,375
5,932,625	GS Mortgage Securities Corporation II, Series 2012-GC6-XA	2.20%	# ^ I/O	01/10/2045	815,754
640,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-LN1-D	5.01%	#	10/15/2037	650,331
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-C3-A4	4.66%		01/15/2042	1,002,339
739,075	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB16-X2	0.51%	# I/O	05/12/2045	2,638
44,382,492	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.54%	# I/O	05/15/2045	712,139
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	1,094,753
2,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	5.88%	#	02/12/2051	2,330,734
700,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AMFX	5.93%	#	02/12/2051	813,769
1,800,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC18-AM	5.47%	#	06/12/2047	1,996,037
4,450,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.73%	#	02/12/2049	4,854,365
3,750,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.00%	#	02/15/2051	4,210,095
12,050,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-IWST-XB	0.29%	# ^ I/O	12/05/2027	285,874
2,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-RR2-GEB	5.54%	^	12/17/2049	2,250,600
12,734,161	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-C4-XA	1.59%	# ^ I/O	07/15/2046	890,264
600,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-PLSD-A2	3.36%	^	11/13/2044	648,725
34,922,630	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	2.22%	# I/O	10/15/2045	4,669,173
8,933,780	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	2.05%	# I/O	06/15/2045	1,034,648
3,500,000	LB Commercial Mortgage Trust, Series 2007-C3-AMFL	5.89%	# ^	07/15/2044	4,007,782
38,160	LB-UBS Commercial Mortgage Trust, Series 2004-C4-A3	5.39%	#	06/15/2029	38,933
1,000,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3-AM	4.79%		07/15/2040	1,079,057
3,900,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6-AM	5.41%		09/15/2039	4,408,987
1,000,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7-AJ	5.41%		11/15/2038	708,947
10,545,589	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.30%	# ^ I/O	11/15/2038	179,075
8,504,864	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XW	0.65%	# ^ I/O	11/15/2038	174,877
2,500,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AM	5.46%		02/15/2040	2,821,252
71,015,787	LB-UBS Commercial Mortgage Trust, Series 2007-C2-XCP	0.48%	# I/O	02/15/2040	431,350
780,000	Merrill Lynch Mortgage Trust, Series 2003-KEY1-A4	5.24%	#	11/12/2035	800,942
680,000	Merrill Lynch Mortgage Trust, Series 2005-CIP1-AM	5.11%	#	07/12/2038	743,402
78,096,269	Merrill Lynch Mortgage Trust, Series 2005-CIP1-XP	0.20%	# I/O	07/12/2038	135,028
382,553	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4-A2FL	0.33%	#	12/12/2049	381,129
4,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5-AM	5.42%		08/12/2048	4,247,196
2,985,346	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.93%	# ^ I/O	08/15/2045	335,242
325,000	Morgan Stanley Capital, Inc., Series 2005-HQ7-AM	5.21%	#	11/14/2042	358,430
4,000,000	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.50%	#	03/12/2044	4,065,652
800,000	Morgan Stanley Capital, Inc., Series 2006-HQ9-AM	5.77%	#	07/12/2044	904,614
72,812	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FL	0.46%	#	04/12/2049	71,066
145,623	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FL	5.59%	#	04/12/2049	150,190
3,700,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AM	5.41%		03/15/2044	4,010,465
2,500,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.10%	#	12/12/2049	2,943,739
33,767,866	Morgan Stanley Capital, Inc., Series 2007-IQ16-X2	0.22%	# ^ I/O	12/12/2049	233,235
29,734,307	Morgan Stanley Capital, Inc., Series 2011-C1-XA	0.96%	# ^ I/O	09/15/2047	984,771
1,400,000	Morgan Stanley Re-Remic Trust, Series 2010-GG10-A4A	5.79%	# ^	08/15/2045	1,643,387
2,500,000	Morgan Stanley Re-Remic Trust, Series 2010-HQ4-AJ	4.97%	^	04/15/2040	2,622,806
1,000,000	Nomura Asset Securities Corporation, Series 1998-D6-A4	7.91%	#	03/15/2030	1,002,397
6,013	RREF LLC, Series 2012-LT1A-A	4.75%	^	02/15/2025	6,013
2,500,000	SMA Issuer LLC, Series 2012-LV1-A	3.50%	^	08/20/2025	2,516,959
1,000,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.55%	#	08/15/2039	1,092,785
14,941,165	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.20%	# ^ I/O	08/10/2049	2,115,893
500,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22-AM	5.35%	#	12/15/2044	553,199
1,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23-AM	5.47%	#	01/15/2045	1,660,467
250,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25-AM	5.73%	#	05/15/2043	281,271
106,771,044	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27-XC	0.06%	# ^ I/O	07/15/2045	1,020,197
18,486,273	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.39%	# I/O	11/15/2048	259,150
3,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	5.92%	#	02/15/2051	3,928,629
2,674,133	WF-RBS Commercial Mortgage Trust, Series 2011-C2-XA	1.15%	# ^ I/O	02/15/2044	130,472
19,946,635	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.29%	# ^ I/O	11/15/2045	2,858,113
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $200,686,367)					204,819,679

Non-Agency Residential Collateralized Mortgage Obligations - 13.9%
4,195,184	ACE Securities Corporation, Series 2006-NC1-A2C	0.41%	#	12/25/2035	4,121,095
140,620	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	3.51%	# ^	11/25/2037	89,796
4,000,000	American General Mortgage Loan Trust, Series 2010-1-A3	5.65%	# ^	03/25/2058	4,246,634
5,508,666	Banc of America Funding Corporation, Series 2005-G-A3	5.20%	#	10/20/2035	5,433,745
2,537,651	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	2,599,411
1,665,707	Banc of America Funding Corporation, Series 2006-6-1A2	6.25%		08/25/2036	1,655,542
1,087,644	Banc of America Mortgage Securities, Inc., Series 2004-8-4A1	5.50%		09/25/2024	1,112,184
2,508,943	BCAP LLC Trust, Series 2009-RR13-6A5	5.42%	# ^	04/26/2037	2,616,481
351,227	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	282,605
10,358,952	Chase Mortgage Finance Corporation, Series 2007-A2-6A4	3.04%	#	07/25/2037	10,074,656
3,015,997	Chase Mortgage Finance Corporation, Series 2007-S3-2A1	5.50%		05/25/2037	3,084,763
330,127	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	334,972
1,800,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	6.04%	#	09/25/2036	1,647,460
437,542	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2C	5.85%	#	05/25/2036	275,249
4,928,000	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-2A1B	2.88%	# ^	11/25/2038	2,681,384
3,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	10.04%	# ^	11/25/2036	2,263,262
15,760,595	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	8.71%	# ^	12/25/2036	11,679,023
3,343,848	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	5.59%	^	09/25/2047	3,380,626
385,152	Citimortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	317,340
180,907	Citimortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	145,477
370,090	Citimortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	295,533
489,806	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	421,838
504,622	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	388,919
2,768,490	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	2,512,176
569,149	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	0.91%	#	10/25/2035	412,172
901,437	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	647,281
3,249,606	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	2,692,599
3,384,122	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1	0.66%	#	08/25/2037	1,805,304
979,957	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2	52.84%	#I/F	08/25/2037	2,424,107
266,625	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	28.94%	#I/F	08/25/2037	462,844
1,358,361	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	1,123,988
5,518,212	Countrywide Alternative Loan Trust, Series 2007-23CB-A3	0.71%	#	09/25/2037	3,171,082
5,420,705	Countrywide Alternative Loan Trust, Series 2007-23CB-A4	6.29%	#I/F I/O	09/25/2037	1,300,452
985,180	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	390,856
211,153	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.32%	#	04/25/2036	177,742
477,344	Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	492,782
1,342,840	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	1,283,351
2,452,852	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	2,158,473
1,046,761	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	940,915
2,713,875	Countrywide Home Loans, Series 2007-3-A17	6.00%		04/25/2037	2,510,537
239,129	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	205,095
4,242,783	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	4,249,662
4,279,111	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-9A4	5.50%		09/25/2035	4,097,180
9,821,963	Credit Suisse Mortgage Capital Certificates, Series 2006-4-6A1	6.00%		05/25/2036	9,518,135
552,156	Credit Suisse Mortgage Capital Certificates, Series 2006-4-7A1	5.50%		05/25/2021	568,307
3,091,828	Credit Suisse Mortgage Capital Certificates, Series 2006-7-1A3	5.00%		08/25/2036	2,564,035
294,337	Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	232,486
629,188	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	623,452
5,464,631	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A5	5.00%		03/25/2037	5,134,201
9,822,631	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-3A17	8.42%	# ^	06/26/2037	7,290,538
3,477,583	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.83%	# ^I/F	04/15/2036	3,735,503
319,869	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2	14.21%	# ^I/F	04/15/2036	371,614
2,057,789	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.83%	# ^I/F	04/15/2036	2,271,641
954,848	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	809,886
240,313	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	208,053
1,712,696	GSAA Home Equity Trust, Series 2005-7-AF5	4.61%	#	05/25/2035	1,717,891
103	GSAA Home Equity Trust, Series 2006-4-4A1	0.31%	#	03/25/2036	103
3,381,312	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	2,682,657
2,377,545	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	1,749,118
448,884	GSR Mortgage Loan Trust, Series 2006-2F-5A1	4.50%		01/25/2021	436,088
15,378,500	GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	13,972,359
4,593,197	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	4,636,724
357,582	HSI Asset Loan Obligation Trust, Series 2006-2-2A1	5.50%		12/25/2021	338,580
9,504,658	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	8,917,746
11,770,949	Indymac Mortgage Loan Trust, Series 2006-AR3-1A1	2.92%	#	12/25/2036	9,295,648
500,000	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	342,458
10,000,000	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.31%	#	08/25/2036	7,047,935
3,181,629	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.12%	#	08/25/2036	3,011,410
3,650,280	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	#	12/25/2036	3,453,423
789,873	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	679,557
8,520,771	JP Morgan Resecuritization Trust, Series 2011-2-2A3	3.50%	# ^	07/26/2036	8,786,640
2,500,000	Leaf II Receivables Funding LLC, Series 2010-4-C	5.00%	^	01/20/2019	2,473,750
4,959,378	Lehman Mortgage Trust, Series 2005-1-2A4	5.50%		11/25/2035	4,999,066
1,401,524	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	1,049,045
102,254	Lehman Mortgage Trust, Series 2006-9-1A19	29.72%	#I/F	01/25/2037	154,997
1,822,733	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	1,702,425
381,929	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	285,161
240,669	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	230,852
103,901	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	92,185
468,902	MASTR Asset Securitization Trust, Series 2003-2-30B2	5.75%		04/25/2033	468,542
200,174	MASTR Asset Securitization Trust, Series 2005-1-2A5	5.00%		05/25/2035	200,443
1,316,331	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	1,353,786
3,147,155	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	3,210,801
7,447,061	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.58%	#	06/25/2036	5,598,481
7,093,298	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.75%	# ^	05/26/2037	5,980,019
314,580	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	209,005
765,116	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#	10/25/2036	422,750
1,380,394	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#	02/25/2037	900,848
106,820	Option One Mortgage Loan Trust, Series 2004-3-M3	0.86%	#	11/25/2034	92,886
3,355,638	PHH Alternative Mortgage Trust, Series 2007-2-4A1	6.00%		05/25/2022	3,258,182
753,585	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	773,354
994,443	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	857,914
340,140	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	336,115
1,017,070	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	786,982
2,297,830	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	1,707,804
810,647	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		06/25/2021	775,537
3,265,069	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	2,533,996
550,000	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#	01/25/2035	449,689
549,005	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	489,137
515,210	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	359,760
179,254	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	164,899
2,650,613	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	1,765,902
272,052	Residential Asset Securitization Trust, Series 2006-R1-A1	27.56%	#I/F	01/25/2046	365,088
356,832	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	322,285
1,793,642	Residential Funding Mortgage Securities Trust, Series 2006-S11-A3	6.00%		11/25/2036	1,658,319
3,305,855	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	3,053,284
2,154,098	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	2,011,299
7,180,641	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-8XS-A3	0.77%	#	04/25/2035	7,132,074
1,328,329	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4-7A1	5.08%	#	05/25/2036	1,317,403
3,947,609	Structured Asset Securities Corporation, Series 2003-35-1A1	5.13%	#	12/25/2033	3,982,847
4,548,729	Structured Asset Securities Corporation, Series 2005-10-1A1	5.75%		06/25/2035	4,589,734
5,711,189	Structured Asset Securities Corporation, Series 2005-14-1A1	0.51%	#	07/25/2035	5,116,723
4,040,887	Structured Asset Securities Corporation, Series 2005-16-1A3	5.50%		09/25/2035	4,134,509
2,781,055	Structured Asset Securities Corporation, Series 2005-RF1-A	0.56%	# ^	03/25/2035	2,270,785
2,820,604	Structured Asset Securities Corporation, Series 2005-RF1-AIO	5.44%	# ^ I/O	03/25/2035	542,766
236,636	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	213,980
3,050,693	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	2,477,468
7,136,633	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	5.77%	#	10/25/2036	5,012,125
6,185,555	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19-2A	2.26%	#	01/25/2047	5,539,749
5,147,641	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A6	6.00%		04/25/2037	4,066,150
320,755	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	38.22%	#I/F	06/25/2037	579,622
13,852,236	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	12,579,285
16,913,368	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	16,022,330
7,408,621	Wells Fargo Mortgage Backed Securities Trust, Series 2005-12-1A5	5.50%		11/25/2035	7,546,577
5,058,034	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	5,250,834
275,068	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	5.33%	#	08/25/2035	224,674
366,888	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	2.66%	#	10/25/2035	179,838
1,666,679	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	1,682,218
4,169,917	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	4,059,431
797,154	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A36	6.00%		07/25/2037	769,770
3,822,423	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A5	6.00%		07/25/2037	3,860,959
4,067,912	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	3,880,152
6,701,435	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	6,785,615
8,250,943	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	8,293,753
1,956,811	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A16	5.50%		04/25/2037	1,807,642
6,674,343	Wells Fargo Mortgage Backed Securities Trust, Series 2007-5-1A1	5.50%		05/25/2037	6,932,586
525,323	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	510,441
9,602,952	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-2A2	6.00%		07/25/2037	9,608,013
11,957,186	Wells Fargo Mortgage Loan Trust, Series 2012-RR1-A1	2.85%	# ^	08/27/2037	12,173,541
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $370,082,093)					392,840,963

US Corporate Bonds - 16.6%
4,770,000	ADT Corporation	3.50%	^	07/15/2022	4,648,565
13,625,000	Altria Group, Inc.	2.85%		08/09/2022	13,510,455
9,915,000	American Express Credit Corporation	2.75%		09/15/2015	10,401,499
6,450,000	Arrow Electronics, Inc.	3.38%		11/01/2015	6,696,861
125,000	Ashland, Inc.	4.75%	^	08/15/2022	130,625
5,000,000	AT&T, Inc.	5.35%		09/01/2040	5,845,160
12,375,000	Bank Of Montreal	1.40%		09/11/2017	12,436,120
12,075,000	BB&T Corporation	1.60%		08/15/2017	12,233,327
200,000	BE Aerospace, Inc.	6.88%		10/01/2020	223,500
1,510,000	Becton Dickinson and Company	3.25%		11/12/2020	1,623,706
7,400,000	Becton Dickinson and Company	3.13%		11/08/2021	7,922,211
7,050,000	Biogen Idec, Inc.	6.88%		03/01/2018	8,742,367
2,855,000	Boeing Company	6.88%		03/15/2039	4,367,787
335,000	Boeing Company	5.88%		02/15/2040	454,165
725,000	Boston Properties LP	5.63%		11/15/2020	859,068
3,300,000	Boston Properties LP	4.13%		05/15/2021	3,599,340
900,000	Boston Properties LP	3.85%		02/01/2023	947,373
90,000	Calpine Corporation	7.88%	^	07/31/2020	101,475
100,000	CCO Holdings LLC	5.25%		09/30/2022	101,750
5,725,000	Celgene Corporation	3.25%		08/15/2022	5,847,990
100,000	Cinemark USA, Inc.	7.38%		06/15/2021	111,000
4,375,000	Coca-Cola Company	1.80%		09/01/2016	4,522,726
5,200,000	ConocoPhillips Company	6.50%		02/01/2039	7,401,430
100,000	Constellation Brands, Inc.	7.25%		05/15/2017	118,250
100,000	Copano Energy LLC	7.13%		04/01/2021	107,875
355,000	Daimler Finance North America LLC	1.95%	^	03/28/2014	359,588
7,492,000	Daimler Finance North America LLC	1.88%	^	09/15/2014	7,617,985
100,000	DaVita, Inc.	5.75%		08/15/2022	105,875
100,000	Delphi Corporation	5.88%		05/15/2019	107,750
4,824,000	Devon Energy Corporation	6.30%		01/15/2019	5,993,979
4,975,000	Devon Energy Corporation	4.00%		07/15/2021	5,514,205
100,000	DineEquity, Inc.	9.50%		10/30/2018	114,125
4,350,000	DIRECTV Holdings LLC	5.00%		03/01/2021	4,888,025
100,000	DISH DBS Corporation	4.63%		07/15/2017	104,750
4,675,000	Dow Chemical Company	3.00%		11/15/2022	4,674,495
4,665,000	Duke Energy Corporation	3.55%		09/15/2021	4,925,601
3,170,000	Ecolab, Inc.	2.38%		12/08/2014	3,273,741
1,800,000	Ecolab, Inc.	1.00%		08/09/2015	1,806,185
200,000	El Paso LLC	7.00%		06/15/2017	229,468
100,000	Equinix, Inc.	7.00%		07/15/2021	111,375
5,225,000	Express Scripts Holding Company	2.10%	^	02/12/2015	5,325,221
100,000	Felcor Lodging LP	6.75%		06/01/2019	106,750
8,175,000	Ford Motor Company	7.45%		07/16/2031	10,423,125
200,000	Frontier Communications Corporation	8.50%		04/15/2020	231,000
9,825,000	General Electric Capital Corporation	2.90%		01/09/2017	10,398,259
3,900,000	General Mills, Inc.	3.15%		12/15/2021	4,084,388
4,125,000	Goldman Sachs Group, Inc.	5.75%		01/24/2022	4,885,460
5,000,000	Halliburton Company	6.15%		09/15/2019	6,305,275
100,000	Hertz Corporation	7.50%		10/15/2018	111,000
7,270,000	Illinois Tool Works, Inc.	3.38%		09/15/2021	7,924,213
100,000	Iron Mountain, Inc.	5.75%		08/15/2024	101,750
7,175,000	JP Morgan Chase & Company	4.95%		03/25/2020	8,335,162
1,750,000	JP Morgan Chase & Company	4.50%		01/24/2022	1,983,401
3,978,000	Kellogg Company	7.45%		04/01/2031	5,501,634
5,675,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	7,492,731
4,100,000	Kraft Foods, Inc.	5.38%		02/10/2020	4,957,261
9,000,000	Kroger Company	3.40%		04/15/2022	9,325,566
7,185,000	Liberty Mutual Group, Inc.	6.50%	^	05/01/2042	8,111,563
100,000	Linn Energy LLC	6.50%		05/15/2019	101,500
6,275,000	Macy's Retail Holdings, Inc.	2.88%		02/15/2023	6,158,059
3,775,000	Marathon Petroleum Corporation	5.13%		03/01/2021	4,450,140
4,600,000	Mattel, Inc.	2.50%		11/01/2016	4,789,479
1,575,000	MetLife, Inc.	6.38%		06/15/2034	2,061,751
1,750,000	MetLife, Inc.	5.70%		06/15/2035	2,143,939
2,100,000	MetLife, Inc.	5.88%		02/06/2041	2,669,155
3,350,000	MetLife, Inc.	4.13%		08/13/2042	3,364,737
100,000	Michaels Stores, Inc.	7.75%		11/01/2018	110,250
6,175,000	Microsoft Corporation	2.13%		11/15/2022	6,128,064
2,015,000	MidAmerican Energy Holdings Company	5.95%		05/15/2037	2,496,649
4,554,000	MidAmerican Energy Holdings Company	6.50%		09/15/2037	6,069,767
7,686,000	Motorola, Inc.	6.00%		11/15/2017	9,034,101
100,000	MPT Operating Partnership LP	6.38%		02/15/2022	105,500
10,165,000	National Rural Utilities Cooperative Finance Corporation	10.38%		11/01/2018	15,043,885
4,010,000	Novartis Capital Corporation	4.40%		04/24/2020	4,684,699
4,500,000	ONEOK Partners LP	6.13%		02/01/2041	5,414,827
6,350,000	Oracle Corporation	1.20%		10/15/2017	6,376,238
100,000	Pantry, Inc.	8.38%	^	08/01/2020	105,000
5,100,000	Phillips 66	5.88%	^	05/01/2042	6,160,463
950,000	PNC Funding Corporation	6.70%		06/10/2019	1,213,687
5,100,000	PNC Funding Corporation	4.38%		08/11/2020	5,826,398
3,100,000	PNC Funding Corporation	3.30%		03/08/2022	3,274,499
100,000	Reynolds Group LLC	7.88%		08/15/2019	111,750
100,000	Sally Holdings LLC	5.75%		06/01/2022	109,000
100,000	SBA Telecommunications, Inc.	5.75%	^	07/15/2020	106,625
100,000	Service Corporation International	6.75%		04/01/2015	110,500
100,000	SESI LLC	6.38%		05/01/2019	107,500
4,427,000	Simon Property Group LP	5.65%		02/01/2020	5,320,408
8,563,000	Southern Power Company, Series D	4.88%		07/15/2015	9,385,091
2,596,000	Southwest Airlines Company	5.25%		10/01/2014	2,764,052
1,854,000	Southwest Airlines Company	5.75%		12/15/2016	2,098,595
4,675,000	Southwest Airlines Company	5.13%		03/01/2017	5,178,236
100,000	Spectrum Brands Escrow Corporation	6.63%	^	11/15/2022	107,500
1,203,000	Target Corporation	3.88%		07/15/2020	1,350,969
2,000,000	Target Corporation	2.90%		01/15/2022	2,124,070
6,100,000	Teck Resources Ltd.	5.40%		02/01/2043	6,478,255
100,000	Terex Corporation	6.00%		05/15/2021	105,750
4,500,000	Teva Pharmaceutical Finance Company BV	2.95%		12/18/2022	4,561,799
3,896,000	Time Warner Cable, Inc.	5.00%		02/01/2020	4,543,133
5,850,000	Time Warner Cable, Inc.	4.50%		09/15/2042	5,728,256
100,000	Toll Brothers Finance Corporation	5.88%		02/15/2022	113,633
4,570,000	Tyson Foods, Inc.	4.50%		06/15/2022	4,969,948
100,000	United Rentals, Inc.	8.38%		09/15/2020	111,250
2,500,000	United Technologies Corporation	3.10%		06/01/2022	2,652,888
100,000	Univision Communications, Inc.	6.88%	^	05/15/2019	104,500
4,921,000	Valero Energy Corporation	6.13%		02/01/2020	5,992,695
100,000	Viking Cruises Ltd.	8.50%	^	10/15/2022	108,500
200,000	Virgin Media Finance PLC	4.88%		02/15/2022	205,500
11,511,000	Wal-Mart Stores, Inc.	3.25%		10/25/2020	12,554,369
7,225,000	Waste Management, Inc.	6.13%		11/30/2039	9,180,388
6,185,000	WellPoint, Inc.	5.25%		01/15/2016	6,897,357
2,940,000	WellPoint, Inc.	5.88%		06/15/2017	3,492,926
8,025,000	Wells Fargo & Company	4.60%		04/01/2021	9,246,782
1,000,000	Wells Fargo & Company	3.50%		03/08/2022	1,068,755
5,150,000	Wynn Las Vegas LLC	7.75%		08/15/2020	5,896,750
8,285,000	Xerox Corporation	4.25%		02/15/2015	8,717,668
Total US Corporate Bonds (Cost $450,168,030)					467,773,716

US Government / Agency Mortgage Backed Obligations - 25.0%
3,757,103	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	4,062,243
2,866,287	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	3,084,746
10,284,884	Federal Home Loan Mortgage Corporation, Pool G06871	6.00%		06/01/2038	11,210,183
14,395,239	Federal Home Loan Mortgage Corporation, Pool G06954	6.00%		05/01/2040	15,667,841
7,017,323	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	7,581,766
9,804,256	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	10,197,981
1,311,647	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	1,471,169
300,385	Federal Home Loan Mortgage Corporation, Series 2692-SC	12.87%	#I/F	07/15/2033	358,615
29,664,727	Federal Home Loan Mortgage Corporation, Series 269-30	3.00%		08/15/2042	31,088,597
5,300,000	Federal Home Loan Mortgage Corporation, Series 2722-PS	9.66%	#I/F	12/15/2033	6,610,203
18,829,308	Federal Home Loan Mortgage Corporation, Series 272-30	3.00%		08/15/2042	19,536,951
466,161	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	504,894
14,219,564	Federal Home Loan Mortgage Corporation, Series 2890-ZA	5.00%		11/15/2034	15,783,460
849,815	Federal Home Loan Mortgage Corporation, Series 3002-SN	6.29%	#I/F I/O	07/15/2035	184,892
373,078	Federal Home Loan Mortgage Corporation, Series 3045-DI	6.52%	#I/F I/O	10/15/2035	79,640
1,113,040	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	1,267,789
135,924	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	151,603
1,371,642	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	1,577,973
622,520	Federal Home Loan Mortgage Corporation, Series 3275-SC	5.87%	#I/F I/O	02/15/2037	73,340
8,108,264	Federal Home Loan Mortgage Corporation, Series 3382-SB	5.79%	#I/F I/O	11/15/2037	886,122
5,762,892	Federal Home Loan Mortgage Corporation, Series 3384-S	6.18%	#I/F I/O	11/15/2037	700,160
6,386,303	Federal Home Loan Mortgage Corporation, Series 3417-SX	5.97%	#I/F I/O	02/15/2038	738,161
792,068	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.44%	#I/F I/O	03/15/2038	71,764
792,068	Federal Home Loan Mortgage Corporation, Series 3423-SG	5.44%	#I/F I/O	03/15/2038	89,968
710,394	Federal Home Loan Mortgage Corporation, Series 3524-LB	5.47%	# I/O	06/15/2038	753,650
2,774,959	Federal Home Loan Mortgage Corporation, Series 3562-WS	4.74%	#I/F I/O	08/15/2039	260,866
1,641,473	Federal Home Loan Mortgage Corporation, Series 3582-SA	5.79%	#I/F I/O	10/15/2049	186,514
1,672,928	Federal Home Loan Mortgage Corporation, Series 3606-CS	6.14%	#I/F I/O	12/15/2039	272,273
976,056	Federal Home Loan Mortgage Corporation, Series 3616-SG	6.14%	#I/F I/O	03/15/2032	192,421
5,281,064	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	6,074,776
7,000,000	Federal Home Loan Mortgage Corporation, Series 3641-TB	4.50%		03/15/2040	7,618,968
2,001,878	Federal Home Loan Mortgage Corporation, Series 3666-SC	5.56%	#I/F I/O	05/15/2040	304,011
576,149	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	671,082
792,473	Federal Home Loan Mortgage Corporation, Series 3688-CM	4.00%		07/15/2029	808,311
12,175,000	Federal Home Loan Mortgage Corporation, Series 3738-BD	4.00%		10/15/2030	13,414,555
1,085,142	Federal Home Loan Mortgage Corporation, Series 3745-SY	9.58%	#I/F	10/15/2040	1,107,507
2,429,190	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	2,506,085
1,400,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	1,504,624
700,371	Federal Home Loan Mortgage Corporation, Series 3780-YS	9.48%	#I/F	12/15/2040	728,746
1,140,812	Federal Home Loan Mortgage Corporation, Series 3786-SG	9.08%	#I/F	01/15/2041	1,184,945
988,328	Federal Home Loan Mortgage Corporation, Series 3793-SA	9.38%	#I/F	01/15/2041	1,005,743
2,159,089	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	2,349,936
297,226	Federal Home Loan Mortgage Corporation, Series 3798-SD	9.18%	#I/F	12/15/2040	301,997
319,961	Federal Home Loan Mortgage Corporation, Series 3805-KS	9.08%	#I/F	02/15/2041	326,798
1,658,756	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	1,954,104
1,156,635	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	1,242,179
4,327,098	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	4,816,824
8,030,795	Federal Home Loan Mortgage Corporation, Series 3818-JA	4.50%		01/15/2040	8,367,530
2,185,033	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	2,545,103
3,736,782	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	4,011,871
969,137	Federal Home Loan Mortgage Corporation, Series 3828-SW	12.57%	#I/F	02/15/2041	1,020,861
4,363,082	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	5,119,331
8,000,000	Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	8,963,580
3,174,610	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	3,424,247
2,323,101	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	2,709,904
17,823,447	Federal Home Loan Mortgage Corporation, Series 3967-ZP	4.00%		09/15/2041	19,828,558
5,177,835	Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	5,350,839
20,403,348	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	22,765,464
7,558,818	Federal Home Loan Mortgage Corporation, Series 4096-DZ	3.50%		08/15/2042	7,823,036
1,481,813	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	1,671,015
422,299	Federal National Mortgage Association, Series 2003-117-KS	6.89%	#I/F I/O	08/25/2033	54,403
3,186,249	Federal National Mortgage Association, Series 2003-92-PZ	5.00%		09/25/2033	3,612,833
500,000	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	585,764
5,000,000	Federal National Mortgage Association, Series 2005-20-QH	5.00%		03/25/2035	5,669,895
1,552,136	Federal National Mortgage Association, Series 2006-101-SA	6.37%	#I/F I/O	10/25/2036	263,503
5,000,000	Federal National Mortgage Association, Series 2006-50-PE	5.00%		06/25/2036	5,725,160
728,036	Federal National Mortgage Association, Series 2006-56-SM	6.54%	#I/F I/O	07/25/2036	154,145
908,501	Federal National Mortgage Association, Series 2007-116-BI	6.04%	#I/F I/O	05/25/2037	162,711
2,382,283	Federal National Mortgage Association, Series 2007-30-OI	6.23%	#I/F I/O	04/25/2037	378,828
5,084,530	Federal National Mortgage Association, Series 2008-14-ZA	5.50%		03/25/2038	5,751,742
433,236	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	484,039
871,192	Federal National Mortgage Association, Series 2008-62-SC	5.79%	#I/F I/O	07/25/2038	99,747
4,046,066	Federal National Mortgage Association, Series 2009-111-EZ	5.00%		01/25/2040	4,453,505
365,954	Federal National Mortgage Association, Series 2009-111-SE	6.04%	#I/F I/O	01/25/2040	44,470
363,235	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	405,800
966,362	Federal National Mortgage Association, Series 2009-48-WS	5.74%	#I/F I/O	07/25/2039	106,452
4,802,166	Federal National Mortgage Association, Series 2009-62-PS	5.89%	#I/F I/O	08/25/2039	549,243
3,471,507	Federal National Mortgage Association, Series 2009-77-ZA	4.50%		10/25/2039	3,866,983
1,851,470	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	2,023,946
295,154	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	332,412
475,770	Federal National Mortgage Association, Series 2010-109-BS	52.65%	#I/F	10/25/2040	753,422
1,641,016	Federal National Mortgage Association, Series 2010-112-ZA	4.00%		10/25/2040	1,764,784
1,054,174	Federal National Mortgage Association, Series 2010-121-SD	4.29%	#I/F I/O	10/25/2040	104,004
29,336	Federal National Mortgage Association, Series 2010-137-VS	14.36%	#I/F	12/25/2040	40,092
2,166,286	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	2,359,481
929,286	Federal National Mortgage Association, Series 2010-31-SA	4.79%	#I/F I/O	04/25/2040	112,509
675,502	Federal National Mortgage Association, Series 2010-34-PS	4.72%	#I/F I/O	04/25/2040	50,584
982,114	Federal National Mortgage Association, Series 2010-35-SP	6.14%	#I/F I/O	04/25/2050	130,619
686,408	Federal National Mortgage Association, Series 2010-35-SV	6.24%	#I/F I/O	04/25/2040	85,102
10,189,237	Federal National Mortgage Association, Series 2010-37-MY	4.50%		04/25/2040	11,439,762
1,022,476	Federal National Mortgage Association, Series 2010-59-PS	6.24%	#I/F I/O	03/25/2039	130,626
1,217,788	Federal National Mortgage Association, Series 2010-59-SC	4.79%	#I/F I/O	01/25/2040	132,648
7,963,021	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	8,660,924
341,272	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	394,849
1,981,753	Federal National Mortgage Association, Series 2010-7-PE	5.00%		02/25/2040	2,139,593
1,834,389	Federal National Mortgage Association, Series 2010-90-GS	5.79%	#I/F I/O	08/25/2040	184,356
57,791	Federal National Mortgage Association, Series 2010-99-SG	23.93%	#I/F	09/25/2040	107,544
5,042,007	Federal National Mortgage Association, Series 2011-127-PM	4.00%		12/25/2041	5,002,518
6,341,321	Federal National Mortgage Association, Series 2011-141-PZ	4.00%		01/25/2042	6,917,928
276,340	Federal National Mortgage Association, Series 2011-18-S	9.06%	#I/F	03/25/2041	278,267
13,557,070	Federal National Mortgage Association, Series 2011-18-UZ	4.00%		03/25/2041	14,763,399
1,533,918	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	1,642,292
1,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	1,067,119
9,481,522	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	10,415,030
9,555,575	Federal National Mortgage Association, Series 2011-63-ZE	4.00%		08/25/2038	10,037,482
2,161,680	Federal National Mortgage Association, Series 2011-72-LZ	5.50%		04/25/2037	2,566,278
1,266,153	Federal National Mortgage Association, Series 2011-77-CZ	4.00%		08/25/2041	1,266,036
442,769	Federal National Mortgage Association, Series 2011-87-US	13.31%	#I/F	09/25/2041	452,870
1,590,764	Federal National Mortgage Association, Series 2011-88-SB	8.87%	#I/F	09/25/2041	1,643,782
25,000,000	Federal National Mortgage Association, Series 2012-144-PT	4.36%	#	11/25/2049	26,567,500
1,494,690	Federal National Mortgage Association, Series 400-S4	5.24%	#I/F I/O	11/25/2039	184,947
744,230	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	810,953
625,770	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	680,309
4,853,590	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%		04/01/2035	5,276,602
2,593,489	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	2,831,084
3,866,051	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	4,208,090
4,016,345	Federal National Mortgage Association Pass-Thru, Pool 889509	6.00%		05/01/2038	4,397,764
3,381,202	Federal National Mortgage Association Pass-Thru, Pool 889662	6.00%		06/01/2038	3,694,908
4,921,675	Federal National Mortgage Association Pass-Thru, Pool 890385	6.00%		12/01/2039	5,389,071
606,029	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	653,725
8,965,508	Federal National Mortgage Association Pass-Thru, Pool 995023	5.50%		08/01/2037	9,798,722
4,426,146	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	4,843,025
4,189,149	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	4,573,321
2,662,864	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	2,867,395
474,584	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	502,586
15,748,806	Federal National Mortgage Association Pass-Thru, Pool AB5459	4.00%		06/01/2042	16,367,871
143,823	Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%		06/01/2040	151,886
13,162,100	Federal National Mortgage Association Pass-Thru, Pool AD0500	5.50%		09/01/2036	14,467,590
88,365	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	95,705
4,059,075	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	4,370,848
4,014,427	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%		09/01/2041	4,172,229
16,277,753	Federal National Mortgage Association Pass-Thru, Pool AJ4997	4.00%		10/01/2041	16,917,611
14,624,882	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%		12/01/2041	15,165,923
11,641,391	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%		02/01/2042	12,098,999
2,681,546	Federal National Mortgage Association Pass-Thru, Pool AL1691	6.00%		06/01/2041	2,936,204
7,194,546	Federal National Mortgage Association Pass-Thru, Pool AL1745	6.00%		03/01/2040	7,877,790
5,372,503	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%		05/01/2042	5,583,689
2,718,527	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	2,944,340
350,483	Federal National Mortgage Association Pass-Thru, Pool MA0282	5.00%		12/01/2039	397,622
1,998,085	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	2,169,450
242,381	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	255,969
2,720,021	Federal National Mortgage Association Pass-Thru, Pool MA0871	4.00%		10/01/2041	2,826,942
6,493,870	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%		01/01/2032	6,945,158
2,322,724	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%		05/01/2042	2,408,652
8,436,613	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%		07/01/2042	8,748,721
20,454,555	Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%		08/01/2042	21,211,467
16,347,151	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%		09/01/2042	16,951,906
9,884,826	Federal National Mortgage Association Pass-Thru, Pool MA1200	3.00%		10/01/2032	10,407,336
9,925,454	Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%		11/01/2032	10,450,112
1,759,183	Government National Mortgage Association, Pool 752494	5.50%		09/20/2039	1,855,419
271,875	Government National Mortgage Association, Series 2003-67-SP	6.89%	#I/F I/O	08/20/2033	96,305
652,005	Government National Mortgage Association, Series 2008-82-SM	5.84%	#I/F I/O	09/20/2038	103,233
8,222,371	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	9,174,184
4,111,185	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	4,680,184
4,050,091	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	4,600,055
4,704,205	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	5,504,047
220,123	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	230,694
6,490,647	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	7,412,448
10,737,066	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	12,266,024
Total US Government / Agency Mortgage Backed Obligations (Cost $677,186,722)					704,664,411

US Government Bonds and Notes - 19.4%
72,900,000	United States Treasury Bonds	3.75%		08/15/2041	85,691,690
50,000,000	United States Treasury Notes	0.63%		01/31/2013	50,027,350
50,000,000	United States Treasury Notes	0.63%		02/28/2013	50,050,800
39,000,000	United States Treasury Notes	0.75%		03/31/2013	39,068,562
38,800,000	United States Treasury Notes	2.25%		11/30/2017	41,728,197
50,000,000	United States Treasury Notes	2.38%		05/31/2018	54,179,700
77,000,000	United States Treasury Notes	1.25%		04/30/2019	78,173,095
14,400,000	United States Treasury Notes	1.00%		08/31/2019	14,317,877
40,900,000	United States Treasury Notes	2.63%		11/15/2020	44,894,130
87,600,000	United States Treasury Notes	1.75%		05/15/2022	88,373,333
Total US Government Bonds and Notes (Cost $549,602,910)					546,504,734

Short Term Investments - 1.1%
31,619,110	Fidelity Institutional Government Portfolio	0.01%	♦		31,619,110
Total Short Term Investments (Cost $31,619,110)					31,619,110

Total Investments - 97.1% (Cost $2,652,098,993)					2,738,930,220
Other Assets in Excess of Liabilities - 2.9%					83,013,958
NET ASSETS - 100.0%					$2,821,944,178

#	Variable rate security. Rate disclosed as of December 31, 2012.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At December 31, 2012, the value of these securities amounted to $263,621,683 or 9.3% of net assets.

I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates
♦	Seven-day yield as of December 31, 2012

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Tax Cost of Investments	$2,652,383,655
Gross Tax Unrealized Appreciation	96,043,797
Gross Tax Unrealized Depreciation	(9,497,232)
Net Tax Unrealized Appreciation (Depreciation)	$86,546,565

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

DoubleLine Emerging Markets Fixed Income Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Principal Amount / Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 86.0%
Abu Dhabi - 3.1%
1,000,000	Abu Dhabi National Energy Company	4.75%		09/15/2014	1,051,500
2,000,000	Abu Dhabi National Energy Company	5.88	% ^	12/13/2021	2,397,000
8,000,000	Abu Dhabi National Energy Company	5.88%		12/13/2021	9,588,000
211,797	Dolphin Energy Ltd.	5.89	% ^	06/15/2019	239,331
2,193,270	Dolphin Energy Ltd.	5.89%		06/15/2019	2,478,395
7,000,000	Dolphin Energy Ltd.	5.50	% ^	12/15/2021	8,181,250
					23,935,476
Argentina - 0.8%
1,700,000	WPE International Cooperatief U.A.	10.38	% ^	09/30/2020	1,479,000
5,373,000	WPE International Cooperatief U.A.	10.38%		09/30/2020	4,674,510
					6,153,510
Brazil - 13.5%
800,000	Banco Bradesco S.A.	5.75	% ^	03/01/2022	870,000
9,400,000	Banco do Brasil S.A.	8.50	% #	10/20/2020	11,515,000
800,000	Banco do Brasil S.A.	3.88%		10/10/2022	808,000
8,220,000	Embraer Overseas Ltd.	6.38%		01/24/2017	9,329,700
2,284,000	Embraer Overseas Ltd.	6.38%		01/15/2020	2,660,860
9,305,000	Globo Communicacao e Participacoes S.A.	6.25	% #	07/20/2015	10,188,975
1,600,000	Globo Communicacao e Participacoes S.A.	5.31	% # ^	05/11/2022	1,760,000
3,000,000	Globo Communicacao e Participacoes S.A.	5.31	% #	05/11/2022	3,300,000
5,900,000	Itau Unibanco Holding S.A.	5.65%		03/19/2022	6,217,125
3,074,000	JBS LLC	7.25%		06/01/2021	3,097,055
500,000	LPG International, Inc.	7.25%		12/20/2015	564,000
5,300,000	Minerva Luxembourg S.A.	12.25	% ^	02/10/2022	6,373,250
170,000	Minerva Overseas II Ltd.	9.50%		02/01/2017	171,700
800,000	Minerva Overseas II Ltd.	10.88%		11/15/2019	920,000
7,380,000	NET Servicos de Comunicacao S.A.	7.50%		01/27/2020	8,523,900
3,500,000	Petrobras International Finance Company	3.88%		01/27/2016	3,710,011
1,748,000	Raizen Energy Finance Ltd.	7.00%		02/01/2017	2,001,460
12,100,000	Raizen Fuels Finance Ltd.	9.50%		08/15/2014	13,491,499
13,700,000	Samarco Mineracao S.A.	4.13	% ^	11/01/2022	13,974,000
4,325,000	Samarco Mineracao S.A.	4.13%		11/01/2022	4,411,500
					103,888,035
Chile - 11.7%
1,615,000	AES Gener S.A.	7.50%		03/25/2014	1,721,626
3,126,000	Banco de Chile	6.25%		06/15/2016	3,492,148
19,000,000	Banco de Credito e Inversiones	3.00	% ^	09/13/2017	19,409,583
1,300,000	Banco de Credito e Inversiones	3.00%		09/13/2017	1,328,024
1,000,000	Banco del Estado de Chile	2.00	% ^	11/09/2017	1,000,835
3,251,000	Celulosa Arauco y Constitucion S.A.	7.25%		07/29/2019	3,873,290
3,500,000	Celulosa Arauco y Constitucion S.A.	5.00%		01/21/2021	3,739,939
7,605,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	8,014,963
10,000,000	Cencosud S.A.	4.88	% ^	01/20/2023	10,279,410
2,000,000	CFR International S.A.	5.13	% ^	12/06/2022	2,078,572
8,000,000	Corporacion Nacional del Cobre de Chile	3.88%		11/03/2021	8,757,048
5,000,000	Corporacion Nacional del Cobre de Chile	3.00	% ^	07/17/2022	5,068,035
3,800,000	Inversiones CMPC S.A.	4.88%		06/18/2013	3,857,281
1,700,000	Inversiones CMPC S.A.	4.75	% ^	01/19/2018	1,800,649
2,009,000	Inversiones CMPC S.A.	4.75%		01/19/2018	2,127,943
3,900,000	Inversiones CMPC S.A.	6.13%		11/05/2019	4,444,272
4,900,000	Inversiones CMPC S.A.	4.50	% ^	04/25/2022	5,045,794
2,800,000	Inversiones CMPC S.A.	4.50%		04/25/2022	2,883,311
240,000	Sociedad Quimica y Minera S.A.	6.13%		04/15/2016	269,125
100,000	Sociedad Quimica y Minera S.A.	5.50%		04/21/2020	113,652
					89,305,500
China - 0.7%
3,400,000	CNPC General Capital Ltd.	2.75%		04/19/2017	3,519,870
1,000,000	CNPC General Capital Ltd.	3.95	% ^	04/19/2022	1,083,194
400,000	CNPC General Capital Ltd.	3.95%		04/19/2022	433,278
400,000	Hongkong Electric Finance Ltd.	4.25%		12/14/2020	442,280
					5,478,622
Colombia - 6.5%
2,200,000	Banco de Bogota S.A.	5.00	% ^	01/15/2017	2,376,000
1,760,000	Banco de Bogota S.A.	5.00%		01/15/2017	1,900,800
4,950,000	Bancolombia S.A.	4.25%		01/12/2016	5,197,500
1,100,000	Grupo Aval Ltd.	5.25	% ^	02/01/2017	1,182,500
4,400,000	Grupo Aval Ltd.	5.25%		02/01/2017	4,730,000
12,000,000	Grupo Aval Ltd.	4.75	% ^	09/26/2022	12,180,000
200,000	Grupo Aval Ltd.	4.75%		09/26/2022	203,000
6,314,000	Pacific Rubiales Energy Corporation	7.25	% ^	12/12/2021	7,324,240
8,025,000	Pacific Rubiales Energy Corporation	7.25%		12/12/2021	9,309,000
4,876,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	5,412,360
					49,815,400
Costa Rica - 1.6%
6,000,000	Instituto Costarricense de Electricidad	6.95	% ^	11/10/2021	6,840,000
4,775,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	5,443,500
					12,283,500
Dominican Republic - 3.1%
1,600,000	AES Andres Dominicana Ltd.	9.50	% ^	11/12/2020	1,786,400
11,463,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	12,798,440
9,050,000	EGE Haina Finance Company	9.50%		04/26/2017	9,502,500
					24,087,340
Guatemala - 0.8%
5,900,000	Industrial Senior Trust	5.50	% ^	11/01/2022	5,929,500
					5,929,500
India - 0.3%
1,250,000	Reliance Holdings USA, Inc.	5.40	% ^	02/14/2022	1,400,648
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	666,250
					2,066,898
Indonesia - 1.0%
6,000,000	Freeport-McMoRan Copper & Gold, Inc.	2.15%		03/01/2017	6,037,848
1,757,000	Freeport-McMoRan Copper & Gold, Inc.	3.55%		03/01/2022	1,745,931
					7,783,779
Kazakhstan - 0.0%
27,608	BTA Bank	5.50	% ^	12/21/2022	16,979
286,364	Tengizchevroil Finance Corporation	6.12%		11/15/2014	298,027
					315,006
Malaysia - 3.7%
3,300,000	Axiata SPV1 Labuan Ltd.	5.38%		04/28/2020	3,772,659
800,000	CIMB Bank BHD	2.38%		07/26/2017	808,873
12,300,000	IOI Investment BHD	4.38%		06/27/2022	12,883,771
1,100,000	IOI Ventures BHD	5.25%		03/16/2015	1,178,529
6,330,000	Malayan Banking BHD	3.25	% #	09/20/2022	6,326,069
2,950,000	Prime Holdings Labuan Ltd.	5.38%		09/22/2014	3,105,149
					28,075,050
Mexico - 10.5%
3,300,000	Alpek S.A. de C.V.	4.50	% ^	11/20/2022	3,448,500
1,775,000	Banco Mercantil del Norte	4.38%		07/19/2015	1,877,063
5,900,000	Banco Mercantil del Norte	6.86	% #	10/13/2021	6,416,250
6,700,000	Cemex Finance LLC	9.50%		12/14/2016	7,319,750
1,100,000	Cemex S.A.B. de C.V.	9.00%		01/11/2018	1,196,250
2,671,000	Corporacion GEO S.A. de C.V.	9.25%		06/30/2020	2,898,035
2,330,000	Corporacion GEO S.A. de C.V.	8.88%		03/27/2022	2,487,275
3,350,000	Empresas ICA S.A.B. de C.V.	8.38	% ^	07/24/2017	3,618,000
676,000	Empresas ICA S.A.B. de C.V.	8.38%		07/24/2017	730,080
7,765,000	Empresas ICA S.A.B. de C.V.	8.90%		02/04/2021	8,541,499
2,859,000	GRUMA S.A.B. de C.V.	7.75%		12/29/2041	2,937,623
6,000,000	Grupo KUO S.A.B. de C.V.	6.25	% ^	12/04/2022	6,435,000
1,745,000	Ixe Banco S.A.	9.25%		10/14/2020	2,076,550
525,000	Ixe Banco S.A.	9.75%		12/29/2041	530,250
12,600,000	Mexichem S.A.B. de C.V.	4.88	% ^	09/19/2022	13,608,000
36,000	Pemex Project Funding Master Trust	5.75%		12/15/2015	40,050
4,200,000	Petroleos Mexicanos	4.88%		03/15/2015	4,546,500
10,000,000	Petroleos Mexicanos	6.63%		09/28/2015	10,775,000
500,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	540,000
					80,021,675
Panama - 0.5%
100,000	AES Panama S.A.	6.35%		12/21/2016	110,750
300,000	Banco Latinoamericano de Comercio Exterior S.A.	3.75	% ^	04/04/2017	307,800
3,295,000	Global Bank Corporation	4.75%		10/05/2017	3,336,188
					3,754,738
Paraguay - 0.1%
400,000	Telefonica Celular del Paraguay S.A.	6.75	% ^	12/13/2022	420,000
					420,000
Peru - 5.7%
3,720,000	Banco de Credito del Peru	4.75%		03/16/2016	3,943,200
3,135,000	Banco de Credito del Peru	9.75	% #	11/06/2069	3,863,888
1,773,000	Banco Internacional del Peru	8.50	% #	04/23/2070	1,994,625
2,033,000	Banco Internacional del Peru	5.75%		10/07/2020	2,231,218
200,000	Corporacion Financiera de Desarrollo S.A.	4.75	% ^	02/08/2022	220,500
1,000,000	Corporacion Lindley S.A.	6.75	% ^	11/23/2021	1,160,000
2,655,000	Corporacion Lindley S.A.	6.75%		11/23/2021	3,079,800
6,305,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	6,777,875
5,989,940	IIRSA Norte Finance Ltd.	8.75%		05/30/2024	7,390,388
600,000	Inkia Energy Ltd.	8.38	% ^	04/04/2021	676,500
1,900,000	Inkia Energy Ltd.	8.38%		04/04/2021	2,142,250
1,250,000	Intercorp Retail Trust	8.88	% ^	11/14/2018	1,428,125
8,500,000	Scotiabank Peru S.A.	4.50	% # ^	12/13/2027	8,521,249
					43,429,618
Qatar - 3.2%
5,211,105	Nakilat, Inc.	6.27%		12/31/2033	6,443,478
5,900,000	Qtel International Finance Ltd.	3.38%		10/14/2016	6,201,637
1,939,200	Ras Laffan Liquefied Natural Gas Company	5.83%		09/30/2016	2,140,877
3,548,875	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	4,001,357
4,775,000	Ras Laffan Liquefied Natural Gas Company	5.84%		09/30/2027	5,932,938
					24,720,287
Russia - 8.7%
2,500,000	AK Transneft OJSC	5.67%		03/05/2014	2,619,375
500,000	Alfa Bank	6.30	% #	02/22/2017	516,250
10,450,000	Alfa Invest Ltd.	9.25%		06/24/2013	10,805,300
1,500,000	Bank of Moscow	5.97	% #	11/25/2015	1,601,250
200,000	Bank of Moscow	6.02	% #	05/10/2017	204,260
16,300,000	Gaz Capital S.A.	8.13%		07/31/2014	17,781,670
11,014,000	Gazprombank OJSC	7.93%		06/28/2013	11,421,518
5,250,000	Industry & Construction Bank	5.01	% #	09/29/2015	5,305,808
1,400,000	RSHB Capital S.A.	7.13%		01/14/2014	1,475,838
5,700,000	VIP Finance Ltd.	8.38%		04/30/2013	5,841,360
8,000,000	VTB Capital S.A.	6.88%		05/29/2018	9,052,000
					66,624,629
Singapore - 5.6%
13,120,000	DBS Bank Ltd.	5.00	% #	11/15/2019	13,907,120
500,000	DBS Bank Ltd.	3.63	% # ^	09/21/2022	524,310
13,365,000	Oversea-Chinese Banking Corporation	4.25	% #	11/18/2019	13,862,606
3,523,000	STATS ChipPAC Ltd.	5.38%		03/31/2016	3,716,765
10,470,000	United Overseas Bank Ltd.	5.38	% #	09/03/2019	11,077,407
					43,088,208
South Africa - 0.3%
2,030,000	AngloGold Holdings PLC	6.50%		04/15/2040	2,096,074
500,000	Transnet Limited	4.50%		02/10/2016	531,961
					2,628,035
South Korea - 0.3%
2,000,000	SK Telecom Ltd.	2.13	% ^	05/01/2018	2,015,936
					2,015,936
Thailand - 1.1%
4,405,000	PTT Public Company Ltd.	3.38%		10/25/2022	4,390,014
4,144,000	PTTEP Australia International Finance Ltd.	4.15%		07/19/2015	4,372,790
					8,762,804
Turkey - 3.2%
5,700,000	Anadolu Efes Biracilik ve Malt Sanayii A.S.	3.38	% ^	11/01/2022	5,643,000
18,600,000	Tupras Turkiye Petrol Rafinerileri A.S.	4.13	% ^	05/02/2018	18,576,750
					24,219,750
Total Foreign Corporate Bonds (Cost $635,645,618)					658,803,296

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 8.6%
Colombia - 0.2%
1,250,000	Colombia Government International Bond	8.70%		02/15/2016	1,521,871
					1,521,871
Costa Rica - 1.5%
11,128,000	Costa Rica Government International Bond	6.55%		03/20/2014	11,695,528
					11,695,528
Malaysia - 3.3%
10,003,000	Penerbangan BHD	5.63%		03/15/2016	11,240,191
2,000,000	Wakala Global Sukuk BHD	2.99%		07/06/2016	2,093,954
10,250,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	11,855,858
					25,190,003
Mexico - 0.2%
1,000,000	Mexico Government International Bond	5.63%		01/15/2017	1,165,000
					1,165,000
Panama - 0.3%
1,844,000	Panama Government International Bond	7.25%		03/15/2015	2,072,656
					2,072,656
Qatar - 2.8%
11,000,000	State of Qatar	4.00%		01/20/2015	11,605,000
4,000,000	State of Qatar	4.50	% ^	01/20/2022	4,610,000
4,800,000	State of Qatar	4.50%		01/20/2022	5,532,000
					21,747,000
South Korea - 0.3%
2,005,000	Republic of Korea	5.75%		04/16/2014	2,130,178
					2,130,178
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $63,282,829)					65,522,236

Short Term Investments - 1.7%
12,944,352	Fidelity Institutional Government Portfolio	0.01	% ♦		12,944,352
Total Short Term Investments (Cost $12,944,352)					12,944,352

Total Investments - 96.3% (Cost $711,872,799)					737,269,884
Other Assets in Excess of Liabilities - 3.7%					28,057,678
NET ASSETS - 100.0%					$765,327,562

^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At December 31, 2012, the value of these securities amounted to $191,289,840 or 25.0% of net assets.

#	Variable rate security. Rate disclosed as of December 31, 2012.
♦	Seven-day yield as of December 31, 2012

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Tax Cost of Investments	$711,940,605
Gross Tax Unrealized Appreciation	26,464,433
Gross Tax Unrealized Depreciation	(1,135,154)
Net Tax Unrealized Appreciation (Depreciation)	$25,329,279

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

DoubleLine Multi-Asset Growth Fund
Schedule of Investments (Consolidated)
December 31, 2012 (Unaudited)

Principal Amount / Contracts / Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 0.4%
200,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	223,300
3,944	BTA Bank	5.50%	^	12/21/2022	2,426
100,000	C10 Capital Ltd.	6.72%	#	12/31/2099	78,500
100,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	107,500
100,000	EGE Haina Finance Company	9.50%		04/26/2017	105,000
100,000	Empresas ICA S.A.B. de C.V.	8.90%		02/04/2021	110,000
100,000	Minerva Overseas II Ltd.	9.50%		02/01/2017	101,000
100,000	Minerva Overseas II Ltd.	10.88%		11/15/2019	115,000
100,000	WPE International Cooperatief U.A.	10.38%		09/30/2020	87,000
Total Foreign Corporate Bonds (Cost $911,859)					929,726

Non-Agency Commercial Mortgage Backed Obligations - 2.0%
84,189	Bear Stearns Commercial Mortgage Securities, Inc., Series 1998-C1-B	6.54%		06/16/2030	84,156
21,480	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-TOP8-A2	4.83%		08/15/2038	21,473
100,000	Commercial Mortgage Asset Trust, Series 1999-C1-B	7.23%	#	01/17/2032	103,254
2,970,750	Commercial Mortgage Pass-Through Certificates, Series 2002-LC4-XA	2.53%	# ^ I/O	12/10/2044	460,108
47,643,366	Commercial Mortgage Pass-Through Certificates, Series 2005-LP5-XC	0.32%	# ^ I/O	05/10/2043	387,007
45,300,396	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-CB12-X1	0.34%	# ^ I/O	09/12/2037	362,494
3,991,158	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	2.22%	# I/O	10/15/2045	533,620
33,733,771	LB-UBS Commercial Mortgage Trust, Series 2006-C6-XCP	0.68%	# I/O	09/15/2039	176,461
65,380,029	LB-UBS Commercial Mortgage Trust, Series 2007-C2-XCP	0.48%	# I/O	02/15/2040	397,118
51,437,493	LB-UBS Commercial Mortgage Trust, Series 2007-C7-XCL	0.09%	# ^ I/O	09/15/2045	492,102
19,278,132	Morgan Stanley Capital, Inc., Series 2005-HQ6-X2	0.46%	# I/O	08/13/2042	57,989
50,651,799	Morgan Stanley Capital, Inc., Series 2007-IQ16-X2	0.22%	# ^ I/O	12/12/2049	349,852
902	RREF LLC, Series 2012-LT1A-A	4.75%	^	02/15/2025	902
1,972,183,864	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21-IO	0.01%	# ^ I/O	10/15/2044	487,129
2,991,995	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.29%	# ^ I/O	11/15/2045	428,717
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $5,268,403)					4,342,382

Non-Agency Residential Collateralized Mortgage Obligations - 6.0%
396,667	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.32%	#	03/25/2036	286,205
704,385	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#	10/25/2036	537,926
80,443	BCAP LLC Trust, Series 2007-AA2-2A5	6.00%		04/25/2037	66,227
106,000	BCAP LLC Trust, Series 2010-RR6-1A20	7.41%	# ^	08/26/2022	103,175
394,094	Chaseflex Trust, Series 2007-M1-2F4	4.67%	#	08/25/2037	327,092
239,205	Citicorp Mortgage Securities, Inc., Series 2007-2-3A1	5.50%		02/25/2037	240,846
357,888	Citigroup Mortgage Loan Trust, Inc., Series 2009-7-2A2	5.50%	^	10/25/2021	333,093
520,539	Citimortgage Alternative Loan Trust, Series 2007-A6-1A11	6.00%		06/25/2037	443,964
187,706	Countrywide Alternative Loan Trust, Series 2006-32CB-A16	5.50%		11/25/2036	146,207
975,142	Countrywide Alternative Loan Trust, Series 2006-J1-2A1	7.00%		02/25/2036	483,569
42,660	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	28.94%	#I/F	08/25/2037	74,055
29,320	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	27.56%	#I/F	09/25/2037	47,344
875,823	Countrywide Asset-Backed Certificates, Series 2006-2-2A2	0.40%	#	06/25/2036	845,986
584,911	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	514,713
28,243	Countrywide Home Loans, Series 2007-4-1A5	6.50%		05/25/2037	26,343
339,423	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	339,973
60,574	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	61,010
469,164	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	7.73%	# ^	04/26/2037	353,605
309,407	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.83%	# ^I/F	04/15/2036	332,354
411,558	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.83%	# ^I/F	04/15/2036	454,328
100,746	First Horizon Alternative Mortgage Securities, Series 2007-FA2-1A3	6.00%		04/25/2037	75,118
1,000,000	GSAA Home Equity Trust, Series 2006-15-AF3B	5.93%	#	09/25/2036	200,928
348,146	GSR Mortgage Loan Trust, Series 2006-2F-2A20	10.89%	#I/F	02/25/2036	352,871
64,549	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	57,154
1,004,555	JP Morgan Alternative Loan Trust, Series 2006-S1-1A3	5.50%		03/25/2036	847,815
200,000	JP Morgan Mortgage Acquisition Corporation, Series 2006-CH2-AF3	5.46%	#	10/25/2036	126,985
297,000	Lavender Trust, Series 2010-R12A-A3	6.00%	^	06/26/2037	272,904
168,072	Lehman Mortgage Trust, Series 2006-4-1A3	5.40%	#I/F I/O	08/25/2036	28,458
10,504	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	8,218
93,948	Lehman Mortgage Trust, Series 2007-5-11A1	5.70%	#	06/25/2037	67,411
320,000	Lehman XS Trust, Series 2005-1-3A3A	5.11%	#	07/25/2035	269,642
459,312	Long Beach Mortgage Loan Trust, Series 2005-WL2-M1	0.68%	#	08/25/2035	449,227
535,776	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	# ^	06/27/2036	426,874
516,244	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	415,819
438,666	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	355,835
7,834	Residential Accredit Loans, Inc., Series 2006-QS13-1A8	6.00%		09/25/2036	5,846
433,451	Residential Accredit Loans, Inc., Series 2006-QS2-1A4	5.50%		02/25/2036	317,007
87,126	Residential Accredit Loans, Inc., Series 2006-QS7-A4	0.61%	#	06/25/2036	51,171
261,378	Residential Accredit Loans, Inc., Series 2006-QS7-A5	5.39%	#I/F I/O	06/25/2036	48,520
167,695	Residential Accredit Loans, Inc., Series 2006-QS8-A4	0.66%	#	08/25/2036	94,157
503,084	Residential Accredit Loans, Inc., Series 2006-QS8-A5	5.34%	#I/F I/O	08/25/2036	97,626
454,735	Residential Asset Mortgage Products, Inc., Series 2004-RS2-MII1	1.08%	#	02/25/2034	407,862
3,375	Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI4	4.77%	#	10/25/2032	3,184
35,000	Residential Asset Securitization Trust, Series 2005-A12-A12	5.50%		11/25/2035	31,410
998,673	Residential Asset Securitization Trust, Series 2006-A16-1A3	6.00%		02/25/2037	738,671
760,783	Residential Asset Securitization Trust, Series 2007-A1-A8	6.00%		03/25/2037	581,547
795,174	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	718,681
419,802	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	5.77%	#	10/25/2036	294,831
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $12,208,462)					13,363,787

US Government / Agency Mortgage Backed Obligations - 3.5%
940,226	Federal Home Loan Mortgage Corporation, Series 2890-ZA	5.00%		11/15/2034	1,043,634
167,152	Federal Home Loan Mortgage Corporation, Series 3261-SA	6.22%	#I/F I/O	01/15/2037	29,368
306,800	Federal Home Loan Mortgage Corporation, Series 3317-DS	14.48%	#I/F	05/15/2037	356,775
368,639	Federal Home Loan Mortgage Corporation, Series 3355-BI	5.84%	#I/F I/O	08/15/2037	56,566
540,271	Federal Home Loan Mortgage Corporation, Series 3384-S	6.18%	#I/F I/O	11/15/2037	65,640
917,132	Federal Home Loan Mortgage Corporation, Series 3384-SG	6.10%	#I/F I/O	08/15/2036	114,061
594,075	Federal Home Loan Mortgage Corporation, Series 3417-SX	5.97%	#I/F I/O	02/15/2038	68,666
990,085	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.44%	#I/F I/O	03/15/2038	89,705
10,102,003	Federal Home Loan Mortgage Corporation, Series 3423-TG	0.35%	#I/F I/O	03/15/2038	82,300
1,138,660	Federal Home Loan Mortgage Corporation, Series 3500-SA	5.31%	#I/F I/O	01/15/2039	125,813
1,035,811	Federal Home Loan Mortgage Corporation, Series 3523-SM	5.79%	#I/F I/O	04/15/2039	127,302
277,496	Federal Home Loan Mortgage Corporation, Series 3562-WS	4.74%	#I/F I/O	08/15/2039	26,087
500,000	Federal Home Loan Mortgage Corporation, Series 3641-TB	4.50%		03/15/2040	544,212
731,478	Federal Home Loan Mortgage Corporation, Series 3728-SV	4.24%	#I/F I/O	09/15/2040	91,649
55,463	Federal Home Loan Mortgage Corporation, Series 3739-LS	9.58%	#I/F	10/15/2040	56,210
929,895	Federal Home Loan Mortgage Corporation, Series 3758-S	5.82%	#I/F I/O	11/15/2040	101,735
76,204	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	78,616
65,969	Federal Home Loan Mortgage Corporation, Series 3780-YS	9.48%	#I/F	12/15/2040	68,642
54,907	Federal Home Loan Mortgage Corporation, Series 3793-SB	9.98%	#I/F	01/15/2041	55,970
11,981	Federal Home Loan Mortgage Corporation, Series 3796-SK	9.48%	#I/F	01/15/2041	12,030
1,044,633	Federal Home Loan Mortgage Corporation, Series 3815-ST	5.64%	#I/F I/O	02/15/2041	118,723
544,023	Federal Home Loan Mortgage Corporation, Series 3900-SB	5.76%	#I/F I/O	07/15/2041	58,703
350,173	Federal Home Loan Mortgage Corporation, Series 3923-CZ	5.00%		09/15/2041	417,360
517,783	Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	535,084
1,037,284	Federal Home Loan Mortgage Corporation, Series 3982-TZ	4.00%		01/15/2042	1,169,572
323,362	Federal National Mortgage Association, Series 2006-101-SA	6.37%	#I/F I/O	10/25/2036	54,897
159,798	Federal National Mortgage Association, Series 2006-123-LI	6.11%	#I/F I/O	01/25/2037	29,604
731,580	Federal National Mortgage Association, Series 2007-57-SX	6.41%	#I/F I/O	10/25/2036	108,206
49,248	Federal National Mortgage Association, Series 2009-49-S	6.54%	#I/F I/O	07/25/2039	8,552
929,731	Federal National Mortgage Association, Series 2009-86-CI	5.59%	#I/F I/O	09/25/2036	124,945
795,756	Federal National Mortgage Association, Series 2009-90-IA	5.54%	#I/F I/O	03/25/2037	93,638
752,337	Federal National Mortgage Association, Series 2009-90-IB	5.51%	#I/F I/O	04/25/2037	89,195
30,720	Federal National Mortgage Association, Series 2010-155-SA	9.57%	#I/F	01/25/2041	31,062
1,160,374	Federal National Mortgage Association, Series 2010-39-SL	5.46%	#I/F I/O	05/25/2040	133,371
107,496	Federal National Mortgage Association, Series 2011-123-SC	9.37%	#I/F	12/25/2041	108,633
1,187,962	Federal National Mortgage Association, Series 2011-5-PS	6.19%	#I/F I/O	11/25/2040	108,176
308,091	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	346,688
109,637	Government National Mortgage Association, Series 2009-6-SM	5.74%	#I/F I/O	02/20/2038	14,598
53,319	Government National Mortgage Association, Series 2011-12-PO	0.00%	P/O	12/20/2040	51,277
51,445	Government National Mortgage Association, Series 2011-14-SM	9.28%	#I/F	08/16/2040	52,937
540,887	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	617,704
250,000	Government National Mortgage Association, Series 2011-7-LS	9.46%	#I/F	12/20/2040	310,045
Total US Government / Agency Mortgage Backed Obligations (Cost $7,233,106)					7,777,951

Affiliated Mutual Funds - 24.7% (a)
872,275	DoubleLine Low Duration Bond Fund				8,897,203
4,032,024	DoubleLine Total Return Bond Fund				45,682,827
Total Affiliated Mutual Funds (Cost $54,061,221)					54,580,030

Exchange Traded Funds and Common Stock - 22.3%
300,000	First Trust ISE-Revere Natural Gas Index Fund				4,704,000
86,000	Hugoton Royalty Trust				628,660
226,000	iShares FTSE China 25 Index Fund				9,148,480
35,000	iShares MSCI All Country Asia ex Japan Index Fund				2,118,200
950,000	iShares MSCI Japan Index Fund				9,262,500
100,000	Japan Equity Fund, Inc.		*		557,000
59,650	Market Vectors Gold Miners ETF				2,767,164
375,000	MAXIS Nikkei 225 Index Fund ETF				5,418,750
140,000	Morgan Stanley China A Share Fund, Inc.				3,367,000
375,000	PowerShares Senior Loan Portfolio ETF Trust				9,367,500
110,400	Ultra Petroleum Corporation		*		2,001,552
Total Exchange Traded Funds and Common Stock (Cost $48,353,719)					49,340,806

Purchased Options - 0.1%
25	SPDR Gold Trust Call, Expiration January 2014, Strike Price $200.00				7,475
5	Crude Oil European Call, Expiration December 2013, Strike Price $130.00				4,500
10	COMEX Division Gold Call, Expiration December 2014, Strike Price $100.00				96,579
137,704	S&P GSCI Grains Official Close Index Call, Expiration May 2013, Strike Price $52.65				136,209
Total Purchased Options (Cost $801,870)					244,763

Short Term Investments - 36.9%
70,052,478	Fidelity Institutional Government Portfolio	0.01%	♦		70,052,478
1,160,000	Morgan Stanley Institutional Liquidity Funds	0.05%	♦		1,160,000
180,000	United States Treasury Bills	0.00%		04/18/2013	179,964
10,250,000	United States Treasury Bills	0.00%		01/24/2013	10,249,915
Total Short Term Investments (Cost $81,642,361)					81,642,357

Total Investments - 95.9% (Cost $210,481,001)					212,221,802
Other Assets in Excess of Liabilities - 4.1%					9,159,392
NET ASSETS - 100.0%					$221,381,194

^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At December 31, 2012, the value of these securities amounted to $5,247,070 or 2.4% of net assets.

#	Variable rate security. Rate disclosed as of December 31, 2012.
I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates
P/O	Principal only security
*	Non-Income Producing
♦	Seven-day yield as of December 31, 2012
(a)	Institutional class shares at each fund

Contracts	Security Description	Value $
Written Options
5	Crude Oil Europe Call, Expiration December 2013, Strike Price $180.00	(450)
1,000	iShares Silver Trust Put, Expiration March 2013, Strike Price $28.00	(52,000)
Total Written Options (Premiums Received $69,015)		$(52,450)

Futures Contracts - Long

Contracts	Security Description	Expiration Month	Unrealized Appreciation (Depreciation) $
148	Corn Future	3/2013	31,450
58	Gold 100oz. Future	2/2013	115,420
28	Silver Future	3/2013	35,280
60	Wheat Future	3/2013	15,000
60	Wheat Future	3/2013	(2,250)
			$194,900
Futures Contracts - Short

Contracts	Security Description	Expiration Month	Unrealized Appreciation (Depreciation) $
47	Japanese Yen Future	3/2013	44,063
			$44,063
Total Return Swaps - Long

Reference Entity	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation) $
J.P. Morgan Macro Hedge US Index	J.P. Morgan	5,000,000	03/28/2013	93,200
S&P GSCI Heating Oil Official Close Index	Morgan Stanley	1,005,000	01/03/2013	(5,637)
S&P GSCI Soybeans Official Close Index	Morgan Stanley	1,005,000	01/03/2013	(3,198)
S&P GSCI Brent Crude Official Close Index	Morgan Stanley	1,005,000	01/03/2013	549
S&P GSCI Gold Official Close Index	Morgan Stanley	1,005,000	01/03/2013	7,309
S&P GSCI Gas Oil Official Close Index	Morgan Stanley	1,005,000	01/03/2013	(11,256)
S&P GSCI Copper Official Close Index	Morgan Stanley	1,005,000	01/03/2013	1,811
				$82,778
Total Return Swaps - Short

Reference Entity	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation) $
S&P GSCI Coffee Official Close Index	Morgan Stanley	1,005,000	01/03/2013	27,860
S&P GSCI Kansas Wheat Official Close Index	Morgan Stanley	1,005,000	01/03/2013	(9,461)
S&P GSCI Zinc Official Close Index	Morgan Stanley	1,005,000	01/03/2013	12,004
S&P GSCI Aluminum Official Close Index	Morgan Stanley	1,005,000	01/03/2013	3,402
S&P GSCI Wheat Official Close Index	Morgan Stanley	1,005,000	01/03/2013	(7,483)
S&P GSCI Crude Oil Official Close Index	Morgan Stanley	1,005,000	01/03/2013	(10,507)
				$15,815

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Tax Cost of Investments	$210,449,132
Gross Tax Unrealized Appreciation	5,646,732
Gross Tax Unrealized Depreciation	(3,874,062)
Net Tax Unrealized Appreciation (Depreciation)	$1,772,670

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

DoubleLine Low Duration Bond Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Principal Amount / Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 12.7%
2,625,000	ALM Loan Funding, Series 2012-7A-X	1.28%	# ^	10/19/2024	2,624,963
972,162	ARES Ltd., Series 2006-5RA-A2	0.56%	# ^	02/24/2018	963,173
1,529,155	ARES Ltd., Series 2006-6RA-A1B	0.54%	# ^	03/12/2018	1,507,785
1,512,113	ARES Ltd., Series 2006-6RA-A2	0.59%	#	03/12/2018	1,476,617
1,218,574	Atrium Corporation, Series 3A-A1	0.64%	# ^	10/27/2016	1,210,041
283,769	Atrium Corporation, Series 4A-A2	0.56%	# ^	06/08/2019	279,688
2,156,641	Atrium Corporation, Series 4X-A1A	0.66%	#	06/08/2019	2,125,626
2,452,099	Avalon Capital Ltd., Series 2005-A1-A1	0.58%	# ^	02/24/2019	2,422,084
282,986	Avenue Ltd., Series 2004-1A-A1L	0.66%	# ^	02/15/2017	281,944
1,788,824	Ballyrock Ltd., Series 2006-1A-A	0.53%	# ^	08/28/2019	1,763,226
481,703	Black Diamond Ltd., Series 2005-1A-A1	0.58%	# ^	06/20/2017	475,563
3,017,663	Canyon Capital Ltd., Series 2004-1A-A1A	0.72%	# ^	10/15/2016	2,993,009
3,000,000	Canyon Capital Ltd., Series 2012-1A-X	1.30%	# ^	01/15/2015	3,000,000
2,314,979	Centurion Ltd., Series 2004-7A-A2	0.71%	# ^	01/30/2016	2,304,790
250,000	Dryden XXV Senior Loan Fund, Series 2012-25A-D	4.31%	# ^	01/15/2025	230,625
386,203	Four Corners, Series 2005-1A-A3	0.61%	# ^	03/26/2017	381,887
256,547	Foxe Basin Ltd., Series 2003-1-AB	2.01%	# ^	12/15/2015	256,990
190,724	FriedbergMilstein Private Capital Fund, Series 2004-1A-B2	5.41%	^	01/15/2019	192,198
731,128	Galaxy Ltd., Series 2005-5A-A1	0.58%	# ^	10/20/2017	725,432
682,952	GSC Partners Fund Ltd., Series 2004-5A-A1	0.69%	# ^	11/20/2016	682,708
1,595,988	Gulf Stream-Sextant Ltd., Series 2006-1A-A2	0.56%	# ^	08/21/2020	1,561,558
3,000,000	Halcyon Loan Advisors Funding Ltd., Series 2012-2A-X	1.36%	# ^	12/20/2015	3,000,000
2,378,316	KKR Financial Corporation, Series 2006-1A-A1	0.59%	# ^	08/25/2018	2,349,766
4,236,304	KKR Financial Corporation, Series 2007-AA-A	1.09%	# ^	10/15/2017	4,202,881
2,500,000	Landmark III Ltd., Series 2003-3A-A2L	1.34%	# ^	01/15/2016	2,498,662
3,000,000	Landmark III Ltd., Series 2003-3A-A3L	2.09%	# ^	01/15/2016	2,995,713
4,000,000	Madison Park Funding Ltd., Series 2012-10A-X	1.37%	# ^	01/20/2025	4,000,000
400,423	Monument Park Ltd., Series 2003-1A-A1	0.87%	# ^	01/20/2016	399,982
1,472,816	Mountain Capital Ltd., Series 2005-4A-A1L	0.56%	# ^	03/15/2018	1,449,945
5,000,000	Northwoods Capital Corporation, Series 2012-9A-X	1.37%	# ^	01/18/2016	5,000,007
4,500,000	Oak Hill Credit Partners, Series 2012-7A-X	1.34%	# ^	11/20/2023	4,500,166
3,750,000	OCP Ltd., Series 2012-2A-X1	1.31%	# ^	11/22/2013	3,747,296
2,000,000	OHA Loan Funding Ltd., Series 2012-1A-X	1.30%	# ^	01/23/2025	2,000,000
204,331	Pacifica Ltd., Series 2004-3A-A1	0.70%	# ^	05/13/2016	203,134
4,500,000	Race Point Ltd., Series 2012-7A-X	1.31%	# ^	11/08/2024	4,499,997
160,000	Regatta Funding Ltd., Series 2007-1A-X	0.56%	# ^	06/15/2013	159,431
1,602,548	Sagamore Ltd., Series 2003-1A-A2	0.88%	# ^	10/15/2015	1,597,799
499,640	Suffield Ltd., Series 4-A	2.55%	# ^	09/26/2014	495,664
1,250,000	Symphony Ltd., Series 2012-10A-X	1.32%	# ^	07/23/2023	1,249,857
529,320	Venture Ltd., Series 2003-1A-A1	0.82%	# ^	01/21/2016	528,693
281,091	Venture Ltd., Series 2004-1A-A1	0.66%	# ^	08/15/2016	278,966
357,784	Wind River Ltd., Series 2004-1A-A1	0.64%	# ^	12/19/2016	354,619
Total Collateralized Loan Obligations (Cost $72,881,526)					72,972,485

Foreign Corporate Bonds - 14.3%
400,000	Abu Dhabi National Energy Company	6.60%		08/01/2013	413,600
200,000	Abu Dhabi National Energy Company	4.75%		09/15/2014	210,300
300,000	Abu Dhabi National Energy Company	5.88%		10/27/2016	339,975
1,818,000	AES Gener S.A.	7.50%		03/25/2014	1,938,028
900,000	AK Transneft OJSC	5.67%		03/05/2014	942,975
1,200,000	Alfa Invest Ltd.	9.25%		06/24/2013	1,240,800
1,050,000	Australia and New Zealand Banking Group Ltd.	2.13%	^	01/10/2014	1,065,064
2,100,000	Banco Bradesco S.A.	2.41%	#	05/16/2014	2,116,166
200,000	Banco de Bogota S.A.	5.00%	^	01/15/2017	216,000
1,570,000	Banco de Chile	6.25%		06/15/2016	1,753,894
400,000	Banco de Credito del Peru	4.75%		03/16/2016	424,000
200,000	Banco de Credito e Inversiones	3.00%		09/13/2017	204,311
2,200,000	Banco de Credito e Inversiones	3.00%	^	09/13/2017	2,247,425
1,500,000	Banco del Estado de Chile	2.00%	^	11/09/2017	1,501,252
800,000	Banco do Brasil S.A.	4.50%		01/22/2015	849,200
600,000	Banco do Brasil S.A.	3.88%		01/23/2017	628,500
300,000	Banco Latinoamericano de Comercio Exterior S.A.	3.75%	^	04/04/2017	307,800
1,250,000	Banco Mercantil del Norte	4.38%		07/19/2015	1,321,875
703,000	Banco Mercantil del Norte	4.38%		07/19/2015	743,423
600,000	Banco Safra S.A.	3.50%		05/16/2014	612,000
1,700,000	Bancolombia S.A.	4.25%		01/12/2016	1,785,000
850,000	BP Capital Markets PLC	3.63%		05/08/2014	885,077
700,000	BP Capital Markets PLC	3.13%		10/01/2015	743,575
1,550,000	British Telecommunications PLC	2.00%		06/22/2015	1,594,389
100,000	Celulosa Arauco y Constitucion S.A.	5.13%		07/09/2013	101,998
1,070,000	Celulosa Arauco y Constitucion S.A.	5.63%		04/20/2015	1,161,954
1,000,000	CIMB Bank BHD	2.38%		07/26/2017	1,011,091
200,000	CNPC General Capital Ltd.	2.75%	^	04/19/2017	207,051
1,200,000	CNPC Overseas Capital Ltd.	3.13%		04/28/2016	1,251,347
800,000	Corporacion Nacional del Cobre de Chile	4.75%		10/15/2014	850,469
1,151,000	Covidien International Finance S.A.	1.35%		05/29/2015	1,167,265
900,000	CSN Islands VIII Corporation	9.75%		12/16/2013	973,125
1,500,000	Diageo Capital PLC	7.38%		01/15/2014	1,604,687
378,150	Dolphin Energy Ltd.	5.89%		06/15/2019	427,309
1,500,000	Embraer Overseas Ltd.	6.38%		01/24/2017	1,702,500
300,000	Export-Import Bank of Korea	4.13%		09/09/2015	324,178
145,000	France Telecom S.A.	4.38%		07/08/2014	152,658
650,000	France Telecom S.A.	2.13%		09/16/2015	668,990
800,000	Freeport-McMoRan Copper & Gold, Inc.	2.15%		03/01/2017	805,046
300,000	Gaz Capital S.A.	7.34%		04/11/2013	305,130
300,000	Gaz Capital S.A.	7.51%		07/31/2013	310,725
1,300,000	Gaz Capital S.A.	8.13%		07/31/2014	1,418,170
1,200,000	Gazprombank OJSC	7.93%		06/28/2013	1,244,400
940,000	Global Bank Corporation	4.75%		10/05/2017	951,750
1,700,000	Grupo Aval Ltd.	5.25%		02/01/2017	1,827,500
200,000	Grupo Aval Ltd.	5.25%	^	02/01/2017	215,000
300,000	Hutchison Whampoa International Ltd.	6.50%		02/13/2013	302,197
1,300,000	Hutchison Whampoa International Ltd.	4.63%		09/11/2015	1,408,069
700,000	Hyundai Capital America	3.75%		04/06/2016	739,178
150,000	Industrial Bank of Korea	7.13%		04/23/2014	161,933
1,500,000	Industry & Construction Bank	5.01%	#	09/29/2015	1,515,945
1,468,000	Inversiones CMPC S.A.	4.88%		06/18/2013	1,490,129
400,000	Inversiones CMPC S.A.	4.75%		01/19/2018	423,682
800,000	IOI Ventures BHD	5.25%		03/16/2015	857,112
150,000	KazMunayGas National Company	8.38%		07/02/2013	155,250
1,175,000	Korea Development Bank	4.38%		08/10/2015	1,271,638
800,000	Korea Development Bank	3.25%		03/09/2016	841,847
1,075,000	LPG International, Inc.	7.25%		12/20/2015	1,212,600
700,000	Lukoil International Finance BV	6.38%		11/05/2014	757,750
815,000	Malayan Banking BHD	3.00%		02/10/2017	847,362
100,000	MTR Corporation	4.50%		08/14/2013	102,503
400,000	MTR Corporation	4.75%		01/21/2014	415,609
1,950,000	National Australia Bank Ltd.	1.60%		08/07/2015	1,980,547
660,000	Pemex Project Funding Master Trust	5.75%		12/15/2015	734,250
1,400,000	Petrobras International Finance Company	3.88%		01/27/2016	1,484,004
1,000,000	Petronas Global Sukuk Ltd.	4.25%		08/12/2014	1,054,233
363,000	Petronas Global Sukuk Ltd.	4.25%	^	08/12/2014	382,687
700,000	Prime Holdings Labuan Ltd.	5.38%		09/22/2014	736,815
850,000	PTTEP Australia International Finance Ltd.	4.15%		07/19/2015	896,928
600,000	Qtel International Finance Ltd.	6.50%		06/10/2014	644,700
700,000	Qtel International Finance Ltd.	3.38%		10/14/2016	735,788
1,700,000	Raizen Fuels Finance Ltd.	9.50%		08/15/2014	1,895,500
250,000	Ras Laffan Liquefied Natural Gas Company	5.50%		09/30/2014	270,062
646,400	Ras Laffan Liquefied Natural Gas Company	5.83%		09/30/2016	713,626
1,865,000	Royal Bank of Canada	1.01%	#	10/30/2014	1,882,964
1,000,000	RSHB Capital S.A.	7.13%		01/14/2014	1,054,170
600,000	Russian Agricultural Bank	7.18%		05/16/2013	612,285
1,300,000	Sberbank of Russia	6.47%		07/02/2013	1,334,575
800,000	Sinopec Group Overseas Development Ltd.	2.75%	^	05/17/2017	831,550
400,000	SK Telecom Ltd.	2.13%	^	05/01/2018	403,187
620,000	Sociedad Quimica y Minera S.A.	6.13%		04/15/2016	695,240
700,000	Southern Copper Corporation	6.38%		07/27/2015	778,898
114,545	Tengizchevroil Finance Corporation	6.12%		11/15/2014	119,211
820,000	TM Global, Inc.	5.25%		09/22/2014	867,160
800,000	Transnet Limited	4.50%		02/10/2016	851,138
2,000,000	Tupras Turkiye Petrol Rafinerileri A.S.	4.13%	^	05/02/2018	1,997,500
718,000	United Overseas Bank Ltd.	4.50%		07/02/2013	731,683
600,000	Vale Overseas Ltd.	9.00%		08/15/2013	628,224
500,000	Vale Overseas Ltd.	6.25%		01/11/2016	565,049
1,900,000	WPP Finance UK	8.00%		09/15/2014	2,101,945
Total Foreign Corporate Bonds (Cost $81,368,788)					82,253,695

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 2.8%
500,000	1Malaysia Sukuk Global Bank	3.93%		06/04/2015	533,681
566,000	Colombia Government International Bond	2.11%	#	11/16/2015	571,377
2,184,000	Colombia Government International Bond	8.70%		02/15/2016	2,659,013
1,500,000	Corporacion Andina de Fomento	3.75%		01/15/2016	1,590,458
1,900,000	Costa Rica Government International Bond	8.05%		01/31/2013	1,910,925
1,990,000	Costa Rica Government International Bond	6.55%		03/20/2014	2,091,490
350,000	Mexico Government International Bond	6.63%		03/03/2015	391,125
1,900,000	Panama Government International Bond	7.25%		03/15/2015	2,135,600
1,200,000	Penerbangan BHD	5.63%		03/15/2016	1,348,418
600,000	South Africa Government International Bond	6.50%		06/02/2014	648,000
2,400,000	State of Qatar	4.00%		01/20/2015	2,532,000
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $16,232,283)					16,412,087

Non-Agency Commercial Mortgage Backed Obligations - 16.4%
8,958,387	Asset Securitization Corporation, Series 1997-D4-PS1	1.72%	# I/O	04/14/2029	360,790
3,000,000	Banc of America Large Loan Trust, Series 2007-BMB1-A2	0.96%	# ^	08/15/2029	2,953,689
1,259,423	Banc of America Re-Remic Trust, Series 2011-STRP-A2	2.15%	# ^	08/17/2038	1,266,350
2,000,000	Banc of America Re-Remic Trust, Series 2012-CLRN-A	1.36%	# ^	08/15/2029	2,019,649
98,092	Bank of America Commercial Mortgage, Inc., Series 2003-2-A4	5.06%	#	03/11/2041	99,611
35,800	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-TOP8-A2	4.83%		08/15/2038	35,788
1,015,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR3-A4	4.72%		02/11/2041	1,046,488
1,874,388	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR4-A3	5.47%	#	06/11/2041	1,972,056
824,917	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-T14-A4	5.20%	#	01/12/2041	857,449
3,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8-A4	4.67%		06/11/2041	3,256,532
240,013	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8-AAB	4.58%		06/11/2041	240,645
1,300,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18-AJ	5.01%	#	02/13/2042	1,389,898
1,386,259	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW12-AAB	5.69%	#	09/11/2038	1,406,704
816,785	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AAB	5.70%		06/11/2050	867,696
953,459	Capital Trust, Series 2005-3A-A2	5.16%	^	06/25/2035	955,842
558,664	CD Commercial Mortgage Trust, Series 2007-CD4-ASB	5.28%		12/11/2049	587,446
13,985,222	CD Commercial Mortgage Trust, Series 2007-CD5-XP	0.17%	# ^ I/O	11/15/2044	52,948
615,000	Citigroup Commercial Mortgage Trust, Series 2005-C3-AM	4.83%	#	05/15/2043	660,502
9,954,232	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.97%	# I/O	08/15/2045	1,262,057
100,000	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-A	2.15%	# ^	11/17/2026	101,773
30,000,000	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-XACP	1.77%	# ^ I/O	12/17/2014	1,083,885
30,000,000	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-XBCP	1.42%	# ^ I/O	12/17/2014	883,470
500,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	# ^	11/15/2030	533,059
2,000,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2003-C4-B	5.25%	#	08/15/2036	2,044,090
3,390,323	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-C1-A4	4.75%	#	01/15/2037	3,499,837
2,000,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C6-AM	5.23%	#	12/15/2040	2,204,971
1,977,550	Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A-A2	0.38%	# ^	10/15/2021	1,937,871
1,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-TFLA-B	0.36%	# ^	02/15/2022	970,392
478,025	Crest Ltd., Series 2003-2A-A1	0.79%	# ^	12/28/2018	460,100
3,965,635	DBRR Trust, Series 2012-EZ1-A	0.95%	^	09/25/2045	3,975,898
687,000	DBRR Trust, Series 2012-EZ1-B	1.39%	^	09/25/2045	687,166
2,797,508	DDR Corporation, Series 2009-DDR1-A	3.81%	^	10/14/2022	2,922,880
487,000	GE Capital Commercial Mortgage Corporation, Series 2004-C3-B	5.32%	#	07/10/2039	513,183
1,000,000	GE Capital Commercial Mortgage Corporation, Series 2005-C2-B	5.11%	#	05/10/2043	1,037,190
558,783	GMAC Commercial Mortgage Securities, Inc., Series 2004-C3-AAB	4.70%		12/10/2041	575,575
2,000,000	Greenwich Capital Commercial Funding Corporation, Series 2005-GG3-A4	4.80%	#	08/10/2042	2,143,211
2,275,000	GS Mortgage Securities Corporation II, Series 2004-GG2-A6	5.40%	#	08/10/2038	2,406,302
4,670,000	GS Mortgage Securities Corporation II, Series 2007-EOP-A2	1.26%	# ^	03/06/2020	4,676,552
637,000	GS Mortgage Securities Corporation II, Series 2007-EOP-A3	1.46%	# ^	03/06/2020	638,030
1,133,754	GS Mortgage Securities Corporation II, Series 2012-GCJ7-A1	1.14%		05/10/2045	1,145,868
521,017	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CB8-A1A	4.16%	^	01/12/2039	536,864
2,856,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-A2	5.12%		07/15/2041	3,018,585
152,748	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB14-ASB	5.51%	#	12/12/2044	161,918
542,728	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB15-ASB	5.79%	#	06/12/2043	581,931
114,509,589	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB16-X2	0.51%	# I/O	05/12/2045	408,685
2,430,775	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB17-ASB	5.42%		12/12/2043	2,613,289
588,021	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB19-ASB	5.71%	#	02/12/2049	646,099
439,990	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-ASB	5.69%		02/12/2051	483,226
1,180,021	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD11-ASB	5.81%	#	06/15/2049	1,290,719
733,401	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LDP12-ASB	5.83%	#	02/15/2051	805,712
3,945,456	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2010-C1-A1	3.85%	^	06/15/2043	4,199,001
820,045	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-PLSD-A1	2.19%	^	11/13/2044	842,987
3,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-A	1.88%	# ^	10/15/2025	3,047,877
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-B	2.07%	# ^	10/15/2025	1,013,598
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-C	2.58%	# ^	10/15/2025	1,013,691
2,000,000	LB-UBS Commercial Mortgage Trust, Series 2004-C6-A6	5.02%	#	08/15/2029	2,108,172
33,733,771	LB-UBS Commercial Mortgage Trust, Series 2006-C6-XCP	0.68%	# I/O	09/15/2039	176,461
98,070,043	LB-UBS Commercial Mortgage Trust, Series 2007-C2-XCP	0.48%	# I/O	02/15/2040	595,677
138,000	Merrill Lynch Mortgage Trust, Series 2003-KEY1-A4	5.24%	#	11/12/2035	141,705
1,020,000	Merrill Lynch Mortgage Trust, Series 2004-KEY2-A4	4.86%	#	08/12/2039	1,084,803
500,000	Merrill Lynch Mortgage Trust, Series 2005-CIP1-AM	5.11%	#	07/12/2038	546,619
222,263	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4-A2FL	0.33%	#	12/12/2049	221,436
3,980,461	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.93%	# ^ I/O	08/15/2045	446,990
1,491,808	Morgan Stanley Capital, Inc., Series 2003-T11-A4	5.15%		06/13/2041	1,511,951
25,571	Morgan Stanley Capital, Inc., Series 2004-T13-A3	4.39%		09/13/2045	25,642
487,729	Morgan Stanley Capital, Inc., Series 2005-HQ6-AAB	4.97%		08/13/2042	505,230
1,760,000	Morgan Stanley Capital, Inc., Series 2005-T17-A5	4.78%		12/13/2041	1,878,144
25,356,702	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.51%	# ^ I/O	11/12/2041	432,015
1,322,529	Morgan Stanley Capital, Inc., Series 2007-T25-AAB	5.51%		11/12/2049	1,388,933
1,477,144	Morgan Stanley Re-Remic Trust, Series 2012-IO-AXA	1.00%	^	03/29/2051	1,454,248
6,013	RREF LLC, Series 2012-LT1A-A	4.75%	^	02/15/2025	6,013
1,000,000	SMA Issuer LLC, Series 2012-LV1-A	3.50%	^	08/20/2025	1,006,784
1,346,429	UBS Commercial Mortgage Trust, Series 2012-C1-A1	1.03%		05/10/2045	1,359,162
1,044,806	Wachovia Bank Commercial Mortgage Trust, Series 2004-C14-A3	4.93%		08/15/2041	1,065,131
1,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17-A4	5.08%	#	03/15/2042	1,083,407
49,192	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25-APB1	5.64%	#	05/15/2043	49,342
63,523	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-APB	6.00%		06/15/2045	68,549
361,230	WF-RBS Commercial Mortgage Trust, Series 2011-C3-A1	1.99%	^	03/15/2044	369,462
3,486,258	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	2.25%	# ^ I/O	08/15/2045	472,948
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $95,641,301)					94,396,449

Non-Agency Residential Collateralized Mortgage Obligations - 21.6%
1,087,293	ACE Securities Corporation, Series 2006-NC1-A2C	0.41%	#	12/25/2035	1,068,091
2,743,767	Banc of America Funding Corporation, Series 2005-E-6A1	5.05%	#	05/20/2035	2,757,105
2,442,380	Banc of America Funding Corporation, Series 2012-R4-A	0.47%	# ^	03/04/2039	2,346,883
7,644,954	Banc of America Funding Corporation, Series 2012-R5-A	0.47%	# ^	10/03/2039	7,424,566
1,003,117	Banc of America Mortgage Securities, Inc., Series 2005-2-2A1	5.00%		03/25/2020	1,015,938
67,523	BCAP LLC Trust, Series 2009-RR13-6A5	5.42%	# ^	04/26/2037	70,417
1,624,067	BCAP LLC Trust, Series 2011-RR12-2A5	2.64%	# ^	12/26/2036	1,633,563
2,673,463	Bear Stearns Asset Backed Securities Trust, Series 2004-AC2-2A	5.00%		05/25/2034	2,696,313
728,640	Bear Stearns Asset Backed Securities Trust, Series 2005-3-A1	0.66%	#	09/25/2035	719,927
126,529	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5-1A6	4.60%		01/25/2015	128,199
228,678	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6-1A6	4.59%		11/25/2034	229,179
1,112,666	Citigroup Mortgage Loan Trust, Inc., Series 2010-12-3A1	4.00%	^	04/25/2037	1,155,070
3,262,742	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A6	4.00%	^	11/25/2036	3,394,182
2,246,191	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A1	3.50%	# ^	04/25/2036	2,289,905
1,281,362	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	5.59%	^	09/25/2047	1,295,456
1,135,640	Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1A	5.49%	#	03/25/2047	1,082,445
1,167,763	Countrywide Asset-Backed Certificates, Series 2006-2-2A2	0.40%	#	06/25/2036	1,127,982
807,138	Countrywide Home Loans, Series 2005-5-A1	5.50%		03/25/2035	815,110
3,730,586	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-5A1	5.25%		12/25/2020	3,766,759
2,348,446	Credit Suisse Mortgage Capital Certificates, Series 2009-13R-2A1	6.00%	^	01/26/2037	2,436,793
12,344,000	Credit Suisse Mortgage Capital Certificates, Series 2010-18R-4A2	3.50%	# ^	04/26/2038	12,320,731
80,010	Credit Suisse Mortgage Capital Certificates, Series 2010-1R-5A1	5.00%	# ^	01/27/2036	83,259
5,038,742	Credit Suisse Mortgage Capital Certificates, Series 2011-16R-6A1	2.49%	# ^	09/27/2035	5,047,437
805,797	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1-A2	0.34%	#	03/25/2037	798,964
1,655,739	Deutsche Mortgage Securities, Inc., Series 2005-WF1-1A2	5.23%	# ^	06/26/2035	1,674,028
10,324,366	First Franklin Mortgage Loan Trust, Series 2005-FF12-A2B	0.47%	#	11/25/2036	9,715,998
1,605,469	First Franklin Mortgage Loan Trust, Series 2006-FF1-2A3	0.45%	#	01/25/2036	1,530,897
19	Greenpoint Mortgage Funding Trust, Series 2006-AR8-1A1A	0.29%	#	01/25/2047	19
1,758,215	Greenpoint Mortgage Funding Trust, Series 2007-AR2-1A1	0.34%	#	04/25/2047	1,684,622
1,200,203	GSR Mortgage Loan Trust, Series 2006-AR1-2A2	2.77%	#	01/25/2036	1,187,502
1,156,119	Jefferies & Company, Inc., Series 2010-R7-5A1	1.21%	# ^	09/26/2035	1,084,024
2,433,520	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	#	12/25/2036	2,302,282
5,502,478	JP Morgan Mortgage Acquisition Corporation, Series 2006-NC1-A4	0.38%	#	04/25/2036	5,004,710
630,394	JP Morgan Mortgage Trust, Series 2007-S1-1A1	5.00%		03/25/2022	612,295
590,834	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	574,784
1,004,461	JP Morgan Resecuritization Trust, Series 2009-7-8A1	5.35%	# ^	01/27/2047	1,024,069
710,064	JP Morgan Resecuritization Trust, Series 2011-2-2A3	3.50%	# ^	07/26/2036	732,220
1,400,108	JP Morgan Resecuritization Trust, Series 2012-2-3A3	2.77%	# ^	10/26/2036	1,412,410
708,277	Lehman XS Trust, Series 2006-11-2A1	0.34%	#	06/25/2046	700,679
5,267,375	Lehman XS Trust, Series 2007-1-1A1	0.29%	#	02/25/2037	5,054,183
5,529,495	MASTR Adjustable Rate Mortgages Trust, Series 2007-2-A2	0.32%	#	03/25/2047	5,317,923
308,621	MASTR Asset Backed Securities Trust, Series 2006-NC1-A3	0.40%	#	01/25/2036	293,056
3,250,000	Morgan Stanley Capital, Inc., Series 2005-WMC3-M3	0.91%	#	03/25/2035	3,228,828
478,666	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	492,286
79,684	Park Place Securities, Inc., Series 2004-WHQ2-M1	0.80%	#	02/25/2035	79,628
6,005,632	RAAC Series, Series 2007-SP2-A1	0.41%	#	06/25/2047	5,927,342
4,475,997	Residential Asset Securitization Trust, Series 2005-A5-A1	0.51%	#	05/25/2035	4,322,891
4,475,997	Residential Asset Securitization Trust, Series 2005-A5-A2	4.99%	#I/F I/O	05/25/2035	222,994
455,117	Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	467,990
2,982,005	Residential Funding Mortgage Securities Trust, Series 2005-S4-A1	5.50%		05/25/2035	3,027,848
3,114,466	Residential Funding Mortgage Securities Trust, Series 2005-S6-A1	5.00%		08/25/2035	3,132,245
845,057	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5-5A3	5.06%	#	06/25/2036	846,487
801,872	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.60%	#	07/25/2033	792,394
627,165	Structured Asset Securities Corporation, Series 2004-15-2A1	4.75%		09/25/2019	637,831
1,557,413	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	1,637,681
365,756	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR14-1A1	2.53%	#	12/25/2035	365,226
1,447,986	Wells Fargo Alternative Loan Trust, Series 2007-PA5-2A1	6.00%		11/25/2022	1,509,968
308,662	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9-1A8	5.50%		10/25/2035	310,449
248,543	Wells Fargo Mortgage Backed Securities Trust, Series 2006-13-A10	6.00%		10/25/2036	248,669
365,060	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-1A8	5.75%		04/25/2036	369,846
1,157,147	Wells Fargo Mortgage Loan Trust, Series 2012-RR1-A1	2.85%	# ^	08/27/2037	1,178,085
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $122,679,112)					124,408,663

US Corporate Bonds - 12.7%
500,000	Altria Group, Inc.	4.13%		09/11/2015	543,072
850,000	American Express Credit Corporation	1.75%		06/12/2015	868,321
850,000	Amgen, Inc.	1.88%		11/15/2014	869,669
380,000	Amgen, Inc.	4.85%		11/18/2014	409,129
750,000	Anheuser-Busch InBev Worldwide, Inc.	5.38%		11/15/2014	814,523
1,500,000	AT&T, Inc.	2.50%		08/15/2015	1,564,860
1,000,000	BB&T Corporation	3.20%		03/15/2016	1,065,140
2,019,000	Berkshire Hathaway, Inc.	3.20%		02/11/2015	2,126,657
971,000	Boeing Capital Corporation	3.25%		10/27/2014	1,019,298
525,000	Boeing Company	5.00%		03/15/2014	553,057
1,700,000	Caterpillar Financial Services Corporation	1.10%		05/29/2015	1,715,132
2,037,000	Comcast Corporation	6.50%		01/15/2015	2,270,882
577,000	ConocoPhillips Company	4.75%		02/01/2014	603,285
1,000,000	ConocoPhillips Company	4.60%		01/15/2015	1,081,226
350,000	Daimler Finance North America LLC	1.95%	^	03/28/2014	354,523
950,000	Daimler Finance North America LLC	1.88%	^	09/15/2014	965,975
1,615,000	Devon Energy Corporation	5.63%		01/15/2014	1,699,576
1,400,000	DIRECTV Holdings LLC	4.75%		10/01/2014	1,495,439
699,000	Dow Chemical Company	7.60%		05/15/2014	763,407
1,314,000	Duke Energy Corporation	6.30%		02/01/2014	1,392,479
1,200,000	eBay, Inc.	0.70%		07/15/2015	1,205,248
550,000	Ecolab, Inc.	2.38%		12/08/2014	567,999
750,000	Ecolab, Inc.	1.00%		08/09/2015	752,577
1,710,000	Express Scripts Holding Company	2.10%	^	02/12/2015	1,742,799
1,095,000	General Electric Capital Corporation	1.63%		07/02/2015	1,113,852
1,650,000	General Mills, Inc.	5.20%		03/17/2015	1,813,124
1,600,000	Gilead Sciences, Inc.	2.40%		12/01/2014	1,650,738
600,000	Hewlett-Packard Company	2.63%		12/09/2014	607,346
1,440,000	John Deere Capital Corporation	0.88%		04/17/2015	1,447,150
550,000	JP Morgan Chase & Company	1.88%		03/20/2015	560,192
2,000,000	JP Morgan Chase & Company	1.10%		10/15/2015	2,001,306
1,565,000	Kellogg Company	1.13%		05/15/2015	1,581,098
522,000	Kinder Morgan Energy Partners LP	5.63%		02/15/2015	572,248
1,500,000	Kinder Morgan Energy Partners LP	3.50%		03/01/2016	1,604,704
700,000	Kraft Foods, Inc.	4.13%		02/09/2016	763,213
598,000	Kroger Company	7.50%		01/15/2014	639,819
400,000	Kroger Company	4.95%		01/15/2015	431,503
1,700,000	KT Corporation	5.88%		06/24/2014	1,811,093
810,000	Marriott International, Inc.	5.63%		02/15/2013	814,378
579,000	Marriott International, Inc.	5.81%		11/10/2015	644,534
300,000	MetLife Institutional Funding	1.63%	^	04/02/2015	305,797
750,000	Metropolitan Life Global Funding	5.13%	^	06/10/2014	797,604
200,000	Metropolitan Life Global Funding	2.00%	^	01/09/2015	205,498
1,347,000	MidAmerican Energy Holdings Company, Series D	5.00%		02/15/2014	1,410,902
1,094,000	National Rural Utilities Cooperative Finance Corporation	3.88%		09/16/2015	1,181,434
780,000	National Rural Utilities Cooperative Finance Corporation	1.90%		11/01/2015	805,137
1,925,000	Phillips 66	1.95%	^	03/05/2015	1,965,192
1,800,000	PNC Funding Corporation	4.25%		09/21/2015	1,963,177
1,000,000	Procter & Gamble Company	3.15%		09/01/2015	1,069,246
775,000	Safeway, Inc.	6.25%		03/15/2014	817,870
1,524,000	Simon Property Group LP	6.75%		05/15/2014	1,626,058
1,900,000	Southern Power Company, Series D	4.88%		07/15/2015	2,082,409
1,528,000	Southwest Airlines Company	5.25%		10/01/2014	1,626,915
800,000	Time Warner Cable, Inc.	3.50%		02/01/2015	845,338
1,040,000	Toyota Motor Credit Corporation	1.00%		02/17/2015	1,047,526
1,251,000	Valero Energy Corporation	4.50%		02/01/2015	1,338,769
1,650,000	Verizon Wireless Capital LLC	5.55%		02/01/2014	1,732,535
120,000	Wal-Mart Stores, Inc.	3.00%		02/03/2014	123,533
1,031,000	Wal-Mart Stores, Inc.	1.63%		04/15/2014	1,048,403
648,000	Wellpoint, Inc.	5.00%		12/15/2014	700,210
898,000	WellPoint, Inc.	5.25%		01/15/2016	1,001,427
1,312,000	Wells Fargo & Company	1.50%		07/01/2015	1,335,422
2,000,000	Westpac Banking Corporation	1.13%		09/25/2015	2,019,882
1,715,000	Xerox Corporation	4.25%		02/15/2015	1,804,562
Total US Corporate Bonds (Cost $73,078,011)					73,355,417

US Government / Agency Mortgage Backed Obligations - 4.6%
604,993	Federal Home Loan Mortgage Corporation, Pool G06871	6.00%		06/01/2038	659,423
1,392,106	Federal Home Loan Mortgage Corporation, Pool G06954	6.00%		05/01/2040	1,515,175
842,079	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	909,812
388,236	Federal Home Loan Mortgage Corporation, Series 3267-BA	5.80%		11/15/2036	426,752
1,147,256	Federal Home Loan Mortgage Corporation, Series 3818-JA	4.50%		01/15/2040	1,195,361
273,312	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	291,798
9,741,169	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	9,885,927
803,558	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	854,841
4,959,663	Federal National Mortgage Association, Series 2012-133-PB	6.50%		04/25/2042	5,474,119
158,077	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	172,965
637,532	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	662,592
590,762	Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%		02/01/2039	645,665
1,294,856	Federal National Mortgage Association Pass-Thru, Pool AL1690	6.00%		05/01/2041	1,417,825
1,045,104	Federal National Mortgage Association Pass-Thru, Pool AL1691	6.00%		06/01/2041	1,144,354
1,412,647	Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%		10/01/2040	1,546,802
Total US Government / Agency Mortgage Backed Obligations (Cost $26,651,507)					26,803,411

US Government Bonds and Notes - 6.9%
9,000,000	United States Treasury Notes	0.63%		02/28/2013	9,009,144
7,000,000	United States Treasury Notes	0.75%		03/31/2013	7,012,306
8,500,000	United States Treasury Notes	0.25%		02/15/2015	8,497,348
9,000,000	United States Treasury Notes	1.25%		10/31/2015	9,229,923
6,000,000	United States Treasury Notes	0.88%		12/31/2016	6,083,436
Total US Government Bonds and Notes (Cost $39,745,140)					39,832,157

Short Term Investments - 3.6%
20,545,198	Fidelity Institutional Government Portfolio	0.01%	♦		20,545,198
Total Short Term Investments (Cost $20,545,198)					20,545,198

Total Investments - 95.6% (Cost $548,822,866)					550,979,562
Other Assets in Excess of Liabilities - 4.4%					25,202,701
NET ASSETS - 100.0%					$576,182,263

#	Variable rate security. Rate disclosed as of December 31, 2012.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At December 31, 2012, the value of these securities amounted to $172,647,276 or 30.0% of net assets.

I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates
♦	Seven-day yield as of December 31, 2012

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Tax Cost of Investments	$548,833,584
Gross Tax Unrealized Appreciation	4,040,783
Gross Tax Unrealized Depreciation	(1,894,805)
Net Tax Unrealized Appreciation (Depreciation)	$2,145,978

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure
December 31, 2012 (Unaudited)

Security Valuation.  The Funds have adopted accounting principles generally accepted in the United States of America ("US GAAP") fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted market prices in active markets
Level 2 — Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3 — Unobservable inputs developed using the reporting entity’s estimates and assumptions, which reflect those that market participants would use

Assets and liabilities may be transferred between levels. The Funds use end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors value such securities based on one or more inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities, in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy.

Fixed-income class	Examples of Standard Inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds and notes of government and government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset values ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or pricing service valuations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates.  Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees ("the Board"). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value. As of December 31, 2012, the Funds did not hold securities fair valued by the Valuation Committee.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 20121:

Valuation Inputs	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund
Investments in Securities
Level 1
Money Market Funds	$1,413,142,587	$31,619,110	$12,944,352	$71,212,478	$20,545,198
Affiliated Mutual Funds	-	-	-	54,580,030	-
Exchange Traded Funds and Common Stock	-	-	-	49,340,806	-
Purchased Options	-	-	-	11,975	-
Total Level 1	1,413,142,587	31,619,110	12,944,352	175,145,289	20,545,198
Level 2
US Government / Agency Mortgage Backed Obligations	17,662,714,128	704,664,411	-	7,777,951	26,803,411
Non-Agency Residential Collateralized Mortgage Obligations	9,775,134,662	392,840,963	-	13,363,787	124,408,663
Other Short Term Investments	5,617,723,188	-	-	10,429,879	-
Non-Agency Commercial Mortgage Backed Obligations	1,928,807,490	204,819,679	-	4,342,382	94,396,449
Collateralized Loan Obligations	628,842,149	103,815	-	-	72,972,485
US Government Bonds and Notes	-	546,504,734	-	-	39,832,157
US Corporate Bonds	-	467,773,716	-	-	73,355,417
Foreign Corporate Bonds	-	344,524,297	658,803,296	929,726	82,253,695
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	-	46,079,495	65,522,236	-	16,412,087
Purchased Options	-	-	-	232,788	-
Total Level 2	35,613,221,617	2,707,311,110	724,325,532	37,076,513	530,434,364
Level 3	-	-	-	-	-
Total	37,026,364,204	2,738,930,220	737,269,884	212,221,802	550,979,562
Other Financial Instruments
Level 1
Futures Contracts	-	-	-	238,963	-
Written Options	-	-	-	(52,450)	-
Total Level 1	-	-	-	186,513	-
Level 2
Swaps	-	-	-	98,593	-
Total Level 2	-	-	-	98,593	-
Level 3	-	-	-	-	-
Total	-	-	-	285,106	-
See the Schedule of Investments for further disaggregation of investment categories.
1 There were no transfers into and out of Level 1,2, and 3 during the period ended December 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Funds Trust

By (Signature and Title) /s/ Ronald R. Redell
     Ronald R. Redell, President

Date 2/21/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald R. Redell
     Ronald R. Redell, President

Date 2/21/13

By (Signature and Title) /s/ Susan Nichols
 Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date 2/21/13